Post-Effective Amendment No. 33


                                                       Registration Nos. 2-74906
                                                                        811-3323
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                              --------------------

                                    FORM N-4


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       |_|
                        POST-EFFECTIVE AMENDMENT No. 33                    |X|


                                       and


        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    |_|
                               AMENDMENT No. 22                            |X|
                        (Check appropriate box or boxes)


                              --------------------

                         THE GUARDIAN SEPARATE ACCOUNT A
               (Exact Name of Registrant as Specified in Charter)

                 THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
                               (Name of Depositor)

                   7 Hanover Square, New York, New York 10004
                    (Address of Principal Executive Offices)
                  Depositor's Telephone Number: (212) 598-8359

               RICHARD T. POTTER, JR., Vice President and Counsel
                 The Guardian Insurance & Annuity Company, Inc.
                                7 Hanover Square
                            New York, New York 10004
                     (Name and address of agent for service)

                              --------------------

      It is proposed that this filing will be effective (check appropriate box):


           |X|   immediately upon filing pursuant to paragraph (b) of Rule 485
           |_|   on May 1, 2003 pursuant to paragraph (b) of Rule 485

           |_|   60 days after filing pursuant to paragraph (a)(1) of Rule 485
           |_|   on (date) pursuant to paragraph (a)(1) of Rule 485
           |_|   75 days after filing pursuant to paragraph (a)(2) of Rule 485
           |_|   on (date)pursuant to paragraph (a)(2) of Rule 485.

      If appropriate, check the following box:
           |_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                            ------------------------


The Registrant has registered an indefinite number of its securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The notice required by such rule for the Registrant's most recent fiscal year was filed on March 31, 2003.


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

                         THE GUARDIAN SEPARATE ACCOUNT A

                       Registration Statement on Form N-4

Form N-4 Item No.                                                Location

Part A
Item 1.     Cover Page....................................        Cover

Item 2.     Definitions...................................        Special Terms Used in This Prospectus

Item 3.     Synopsis......................................        Summary: What is a variable annuity contract?
                                                                  Contract Costs and Expenses

Item 4.     Condensed Unit Information....................        Performance Results; Appendix A

Item 5.     General Description of Registrant,
                Depositor and Portfolio Companies.........        The Guardian Insurance & Annuity Company, Inc.;
                                                                  Variable Investment Options; Fixed Rate
                                                                  Investment Option; Voting Rights

Item 6.     Deductions....................................        Expenses; Contract Costs and Expenses; Distribution of
                                                                  the Contracts

Item 7.     General Description of Variable Annuity
               Contracts..................................        Summary: What is a variable annuity
                                                                  contract?

Item 8.     Annuity Period................................        The Annuity Period

Item 9.     Death Benefit.................................        Death Benefits; Enhanced Death Benefits

Item 10.    Purchases and Contract Value..................        Buying a Contract; the Accumulation Period

Item 11.    Redemptions...................................        Surrenders and Partial Withdrawals

Item 12.    Taxes.........................................        Federal Tax Matters

Item 13.    Legal Proceedings.............................        Legal Proceedings

Item 14.    Table of Contents of the Statement of
               Additional Information.....................        Where to get more information

Part B

Item 15.    Cover Page....................................        Cover Page

Item 16.    Table of Contents.............................        Table of Contents

Item 17.    General Information and History...............        Not Applicable

Item 18.    Services......................................        Services to the Separate Account

Item 19.    Purchase of Securities Being Offered..........        Valuation of Assets of the Separate
                                                                  Account; Transferability Restrictions

Item 20.    Underwriters..................................        Services to the Separate Account

Item 21.    Calculation of Performance Data...............        Calculation of Yield Quotations for The
                                                                  Guardian Cash Fund

Item 22.    Annuity Payments..............................        Annuity Payments

Item 23.    Financial Statements..........................        Financial Statements

Part C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

THE VALUE GUARD II PROSPECTUS


May 1, 2003


INDIVIDUAL AND GROUP
DEFERRED VARIABLE
ANNUITY CONTRACTS PROSPECTUS

This prospectus describes both Individual Deferred Variable Annuity Contracts and Group Deferred Variable Annuity Contracts. It contains important information that you should know before investing in the contracts. Please read this prospectus carefully, along with the accompanying fund prospectuses, and keep them for future reference.

--------------------------------------------------------------------------------

The contracts are issued by The Guardian Insurance & Annuity Company, Inc.
(GIAC) through its Separate Account A. They are designed to provide tax deferred annuity benefits under retirement programs which qualify for Federal income tax benefits, either for individual purchasers or group pension or profit sharing plans. Individual contracts can also be purchased through deferred compensation plans and other retirement plans which do not qualify for Federal income tax benefits under the Internal Revenue Code.

There are two types of individual contracts. The Single Premium Payment Contract requires a single payment of at least $3,000. The Flexible Premium Payment Contract requires an initial premium payment of at least $500, and regular premium payments throughout the accumulation period of the contract.

The group contract is designed to be used with various types of tax-qualified plans, and other plans that receive favorable Federal tax treatment. These include retirement plans established by corporate employers under Section 401 of the Internal Revenue Code, and certain deferred compensation plans under Section
457. Group contracts require a minimum payment of $5,000.

Your premiums may be invested in up to twenty variable investment options or, if you have bought an Individual Single Premium Payment Contract, you may also choose to invest in nineteen variable investment options and the fixed-rate option. Special limits apply to transfers from the fixed-rate option. The contracts will pay a death benefit if the annuitant dies before annuity payments begin. The variable investment options invest in the mutual funds listed below. The prospectuses for these Funds accompany this prospectus. Some of these Funds may not be available in your state.

o  The Guardian Variable Contract Funds, Inc.
   -- The Guardian Stock Fund
   -- The Guardian VC 500 Index Fund
   -- The Guardian VC Asset Allocation Fund
   -- The Guardian VC High Yield Bond Fund
o  The Guardian Bond Fund, Inc.
o  The Guardian Cash Fund, Inc.
o  GIAC Funds, Inc.
   -- The Guardian Small Cap Stock Fund
   -- Baillie Gifford International Fund
   -- Baillie Gifford Emerging Markets Fund
o  Value Line Centurion Fund
o  Value Line Strategic Asset Management Trust
o  Gabelli Capital Series Fund, Inc.
   -- Gabelli Capital Asset Fund
o  Alliance Variable Products Series Fund

   -- AllianceBernstein Growth & Income Portfolio
      (Class B)
   -- AllianceBernstein Premier Growth Portfolio (Class B)
   -- AllianceBernstein Technology Portfolio (Class B)

   -- AllianceBernstein Value Portfolio (Class B)
o  MFS(R) Variable Insurance Trust(SM) (Initial Class)
   -- MFS Investors Trust Series
   -- MFS Emerging Growth Series
   -- MFS New Discovery Series
   -- MFS Research Series
   -- MFS Total Return Series

o  AIM Variable Insurance Funds (Series I Shares)

   -- AIM V.I. Capital Appreciation Fund
   -- AIM V.I. Global Utilities Fund

   -- AIM V.I. Premier Equity Fund

o  Davis Variable Account Fund
   -- Davis Financial Portfolio
   -- Davis Real Estate Portfolio
   -- Davis Value Portfolio
o  Fidelity Variable Insurance Products Fund (Service Class)
   -- Fidelity VIP Growth Opportunities Portfolio
   -- Fidelity VIP Equity-Income Portfolio
   -- Fidelity VIP Contrafund(R) Portfolio
   -- Fidelity VIP Mid Cap Portfolio
o  Franklin Templeton Variable Insurance Products Trust
   -- Templeton Growth Securities Fund (Class 2)
o  Janus Aspen Series (Institutional Shares)

   -- Janus Aspen Mid Cap Growth Portfolio (formerly Janus Aspen Aggressive
      Growth Portfolio)

   -- Janus Aspen Capital Appreciation Portfolio
   -- Janus Aspen Growth Portfolio
   -- Janus Aspen Worldwide Growth Portfolio

o  Van Kampen Life Investment Trust (Class II shares)
   -- Van Kampen Life Investment Trust Government Portfolio

   -- Van Kampen Life Investment Trust Growth and Income Portfolio


A Statement of Additional Information about the contracts and the Separate Account is available free of charge by writing to GIAC at its Customer Service Office, P.O. Box 26210, Lehigh Valley, Pennsylvania 18002, or by calling 1-800-221-3253. Its contents are noted on the last page of this prospectus.

The Statement of Additional Information, which is also dated May 1, 2003, is incorporated by reference into this prospectus.


--------------------------------------------------------------------------------

The Securities and Exchange Commission has a web site (http://www.sec.gov) which you may visit to view this Prospectus, Statement of Additional Information and other information.

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus.

The contracts are not a deposit or obligation of or guaranteed or endorsed by, any bank or depository institution, and the contracts are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency, and involve investment risk, including possible loss of the principal amount invested.

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

--------------------------------------------------------------------------------
CONTENTS
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This variable annuity contract may not be available in all states or jurisdictions. This prospectus does not constitute an offering in any state or jurisdiction in which such offering may not lawfully be made. GIAC does not authorize any information or representations regarding the offering described in this prospectus or any supplement thereto or in any supplemental sales material authorized by GIAC. This prospectus is not valid without the prospectuses for the Funds.

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Summary ...................................................................    1
-- What is a variable annuity contract and how does it work? ..............    1
-- How a variable annuity works ...........................................    1
-- The annuity period .....................................................    1
-- Other contract features ................................................    1
-- Expenses ...............................................................    2
-- Deciding to purchase a contract ........................................    2

Expense Table .............................................................    3


The Guardian Insurance & Annuity Company, Inc. ............................    6

Buying a contract .........................................................    6
-- The application form ...................................................    7
-- Payments ...............................................................    7

The accumulation period ...................................................    8
-- How we allocate your premium payments ..................................    8
-- The Separate Account ...................................................    8
-- Variable investment options ............................................    9
-- Fixed-rate option ......................................................   13
-- Transfers ..............................................................   14
-- Surrenders and partial withdrawals .....................................   15

The annuity period ........................................................   17
-- When annuity payments begin ............................................   17
-- How your annuity payments are calculated ...............................   17
-- Annuity payout options .................................................   18

Other contract features ...................................................   19
-- Death benefits .........................................................   19
-- Enhanced death benefits ................................................   20

Financial information .....................................................   22
-- How we calculate unit values ...........................................   22
-- Contract costs and expenses ............................................   23
-- Federal tax matters ....................................................   25
-- Performance results ....................................................   31

Your rights and responsibilities ..........................................   33
-- Voting rights ..........................................................   33
-- Telephone and Electronic Services ......................................   33
-- Your right to cancel the contract ......................................   34
-- Distribution of the contract ...........................................   34

Special terms used in this prospectus .....................................   36

Other information .........................................................   37
-- Legal proceedings ......................................................   37
-- Where to get more information ..........................................   37

Appendix A--Summary Financial Information .................................   44

--------------------------------------------------------------------------------
SUMMARY
--------------------------------------------------------------------------------

WHAT IS A VARIABLE ANNUITY CONTRACT?

A variable annuity contract allows you to accumulate tax-deferred savings which are invested in options that you choose. This is the accumulation period of the contract.

On an agreed date, the annuitant will start receiving regular payments from the amount you have saved and any investment earnings. This is the annuity period.

The amount of the annuity payments will depend on earnings during the accumulation period, and afterward if you select a variable annuity option. That's why this product is called a variable annuity.

HOW A VARIABLE ANNUITY WORKS

During the accumulation period, these contracts allow you to allocate your net premium payments and accumulation value to as many as twenty variable investment options, or if you have bought an Individual Single Premium Payment Contract, you may also choose to invest in nineteen variable investment options and the fixed-rate option.

When you allocate your premiums to the variable investment options, you bear the risk of any investment losses. No assurance can be given that the value of the contracts during the accumulation period, or the total amount of annuity payments made under the contracts, will equal or exceed the net premium payments allocated to the variable investment options. When you allocate your net premium payments to the fixed-rate option, the contracts guarantee that they will earn a minimum rate of interest and the investment risk is borne by GIAC.

GIAC has established The Guardian Separate Account A to hold the variable investments in its annuity contracts. The Separate Account has 38 investment divisions, corresponding to 38 variable investment options, each of which invests in a mutual fund. Your net premiums are used to buy accumulation units in the investment divisions you have chosen, or are allocated to the fixed-rate option.

The total value of your contract's investment in the investment divisions and in the fixed-rate option is known as the accumulation value. It's determined by multiplying the number of variable accumulation units credited to your account in each investment division by the current value of the division's units, and adding your value in the fixed-rate option.

The value of units in a variable investment division reflects the investment experience within the division. The value of units in the fixed-rate option reflects interest accrued at a rate not less than the guaranteed minimum specified in the contract. For a complete explanation, please see Financial information: How we calculate unit values.

THE ANNUITY PERIOD

Payments to the annuitant under these contracts must begin no later than his or her 85th birthday. Distributions under the contract are taxable, and if you take money out of the contract before age 59 1/2, you may also incur a 10% federal tax penalty on your earnings.

You may select one or a combination of three annuity payout options under the contract:

o     Life annuity without a guaranteed period

o     Life annuity with a 10-year guaranteed period

o     Joint and survivor annuity

These payout options are described in more detail in the section titled The annuity period.

OTHER CONTRACT FEATURES

Transfers among investment options

You can make transfers among the variable investment options at any time. Transfers from the fixed-rate option are only permitted during the accumulation period. Certain restrictions apply to transfers out of the fixed-rate option. Transfers must also comply with the rules of any retirement plan that apply. Please see The accumulation period: Transfers.

Death benefits

If the annuitant should die before annuity payments begin, then we pay a death benefit to the beneficiary. The contract also gives you the option of purchasing a rider that may provide a greater death benefit. Please see Other contract features: Death benefits.


                                                                   -------------
SUMMARY                                                            PROSPECTUS  1
                                                                   -------------

Surrenders and partial withdrawals

Depending on the retirement plan under which you bought your contract, you may withdraw some or all of the amount you have saved in the contract during the accumulation period. Taking out all you have saved is known as a surrender; taking out part of your savings is a partial withdrawal. These options are not available once annuity payments begin. Please see The accumulation period:
Surrenders and partial withdrawals.

EXPENSES

The following are expenses that you will incur as a contract owner:


o Operating expenses for mutual Funds comprising the variable investment options Management fees, 12b-1 fees, and other expenses associated with the Funds ranged from 0.34% to 1.54% in 2002. Actual charges will depend on the variable investment options you select.


o     Mortality and expense risk charges

      1.0% annually of the net asset value of your variable investment options.

o     Administrative expenses

      A $30 annual contract administration fee will be deducted from the accumulation value of Single Premium Payment Contracts. The fee is $35 for Flexible Premium Payment Contracts.

The following are expenses that you may incur as a contract owner:

o     Contingent deferred sales charges

      A charge of 1% to 5% against any amount that you withdraw that has been in your contract for less than seven years. The actual amount will depend on the number of years the amount has been invested.

o     Enhanced death benefit rider charge

      If you choose this benefit, the annual charge is up to .30% of your net assets invested in the variable investment options, depending on the rider chosen.

o     Annuity taxes

      A tax on premiums or annuity payments, applicable in some states and municipalities only, that currently range up to 3.5% of premiums paid to the contract.

DECIDING TO PURCHASE A CONTRACT

You should consider purchasing a variable annuity contract if your objective is to invest over a long period of time and to accumulate assets on a tax-deferred basis, generally for retirement. A tax-deferred accrual feature is provided by any tax-qualified arrangement. Therefore, you should have reasons other than tax deferral for purchasing the contract to fund a tax-qualified arrangement. You have the right to examine the contract and return it for cancellation within 10 days of receiving it. This is known as the free-look period. The period may be longer than 10 days in some states. Because the laws and regulations that govern the contract vary among the jurisdictions, some of the contract's terms will vary depending on where you live.

For information about the compensation we pay, see Distribution of the contract.

Please see Appendix A: Summary financial information for more information about Separate Account A and accumulation unit values.

Please see Special terms used in this prospectus for definitions of key terms.


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2  PROSPECTUS                                                            SUMMARY
-------------

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EXPENSE TABLES
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Expenses
--------------------------------------------------------------------------------
The tables will assist you in understanding the various costs and expenses of the Separate Account and its underlying Funds that you will bear directly or indirectly. See Financial Information - Contract costs and expenses and the accompanying Fund prospectuses for a more complete description of the various costs and expenses. Premium taxes may apply.


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value among investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES

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Sales Charge Imposed on Purchases:                                          None
--------------------------------------------------------------------------------
Contingent Deferred Sales Charge                           5% declining annually
                                                                    see Note (1)
--------------------------------------------------------------------------------
Transfer Fee:                                                    Currently, none
                                              (may charge $25 for each transfer)
--------------------------------------------------------------------------------

Note:

(1) For Single Premium Payment Contracts, the following contingent deferred sales charges will be assessed upon amounts withdrawn during the first seven contract years:

                                                                      Contingent
Number of contract years completed                         deferred sales charge
from date of the premium payment                                      percentage
--------------------------------------------------------------------------------
1                                                                             5%
--------------------------------------------------------------------------------
2                                                                             5%
--------------------------------------------------------------------------------
3                                                                             4%
--------------------------------------------------------------------------------
4                                                                             3%
--------------------------------------------------------------------------------
5                                                                             2%
--------------------------------------------------------------------------------
6                                                                             1%
--------------------------------------------------------------------------------
7+                                                                            0%
--------------------------------------------------------------------------------

After the first contract year, you may withdraw 10% of the amount of the single premium payment. This charge will not exceed 5% of the total premiums paid in the 72 months preceding the date of your withdrawal.

For Flexible Premium Payment Contracts, the contingent deferred sales charges will be the lesser of:

o 5% of the total payments made during the 72 months immediately preceding the date of withdrawal, or

o     5% of the total amount being withdrawn.

After the first contract year, you may withdraw 10% of the total premiums paid under the contract in the 72 months immediately preceding the date of your withdrawal in each contract year without a deferred sales charge. This charge will not exceed 5% of the total premiums paid in the 72 months preceding the date of your withdrawal.



                                                                   -------------
                                                                   PROSPECTUS  3
                                                                   -------------

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the fees and expenses of the underlying mutual funds associated with the variable investment options.

--------------------------------------------------------------------------------
Annual Contract Fee (Single Premium Payment Contract):                   $30.00*
--------------------------------------------------------------------------------
Annual Contract Fee (Flexible Premium Payment Contract):                 $35.00*
--------------------------------------------------------------------------------
* The annual contract fee may be lower where required by state law.

SEPARATE ACCOUNT LEVEL ANNUAL EXPENSES
(as a percentage of daily net asset value)

                                                                                For Contract
                                             For Contract     For Contract     With Contract
                                                  Without      With 7 Year       Anniversary
                                                 Enhanced         Enhanced          Enhanced
                                             Death Benefit   Death Benefit     Death Benefit
--------------------------------------------------------------------------------------------
Mortality & Expense Risk Charge                      1.0%             1.0%              1.0%
Account Fees and Expenses                              0%               0%                0%
Enhanced Death Benefit Charge                          0%             .30%              .25%
                                                     ---             ----              ----
Total Separate Account Annual Expenses               1.0%            1.30%             1.25%

The next item shows the minimum and maximum total operating expenses charged by the mutual fund companies that you may pay periodically during the time that you own the contract. More detail concerning fees and expenses is contained in the prospectus for each underlying mutual fund.

TOTAL ANNUAL UNDERLYING MUTUAL FUND OPERATING EXPENSES
(expenses that are deducted from the assets of the underlying mutual funds including management fees, distribution [and/or service] (12b-1) fees, and other expenses)

                                                               Minimum   Maximum

  Total Annual Underlying Mutual Fund Operating Expenses
    (before applicable waivers and reimbursements)**            0.34%     1.54%

The fee and expense information regarding the underlying mutual funds was provided by those mutual funds.

** "Total Annual Underlying Mutual Fund Operating Expenses" are expenses for the fiscal year ended December 31, 2002.



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4  PROSPECTUS
-------------

                                Expense Examples

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include the contract owner transaction expenses, contract fees, separate account annual expenses and underlying mutual fund fees and expenses. The Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume: a) maximum and (b) minimum fees and expenses of any of the underlying mutual funds. Although your actual costs may be higher or lower, based on those assumptions, your costs would be:

Chart 1. Chart 1 assumes you select the Flexible Premium Payment Contract with the 7 Year Enhanced Death Benefit Rider, which is the most expensive way to purchase the contract. In this example, you surrender your contract at the end of the applicable time period:

                                  Time Periods

           1 year                3 years             5 years           10 years
--------------------------------------------------------------------------------
          (a) $828             (a) $1,500          (a) $2,193         (a) $3,525
          (b) $702             (b) $1,122          (b) $1,564         (b) $2,274

Chart 2. Chart 2 assumes you select the Flexible Premium Payment Contract with the 7 Year Enhanced Death Benefit Rider, which is the most expensive way to purchase the contract. In this example, you annuitize your contract or you do not surrender your contract at the end of the applicable time period:

                                  Time Periods

           1 year                3 years             5 years           10 years
--------------------------------------------------------------------------------
          (a) $328             (a) $1,000          (a) $1,693         (a) $3,525
          (b) $202             (b) $  622          (b) $1,064         (b) $2,274

Chart 3. Chart 3 assumes you select the Single Premium Payment Contract without any Riders, which is the least expensive way to purchase the contract. In this example, you surrender your contract at the end of the applicable time period:

                                  Time Periods

           1 year                3 years             5 years           10 years
--------------------------------------------------------------------------------
          (a) $797             (a) $1,306          (a) $1,739         (a) $3,227
          (b) $671             (b) $  926          (b) $1,102         (b) $1,937

Chart 4. Chart 4 assumes you select the Single Premium Payment Contract without any Riders, which is the least expensive way to purchase the contract. In this example, you annuitize your contract or you do not surrender your contract at the end of the applicable time period:


                                  Time Periods

           1 year                3 years             5 years           10 years
--------------------------------------------------------------------------------
          (a) $297              (a) $906           (a) $1,539         (a) $3,227
          (b) $171              (b) $526           (b) $  902         (b) $1.037



                                                                   -------------
                                                                   PROSPECTUS  5
                                                                   -------------

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THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
--------------------------------------------------------------------------------


The Guardian Insurance & Annuity Company, Inc. (GIAC) is a stock life insurance company incorporated in the state of Delaware in 1970. GIAC, which issues the contracts offered with this prospectus, is licensed to conduct an insurance business in all 50 states of the United States and the District of Columbia. The company had total assets (GAAP basis) of over $8.9 billion as of December 31, 2002. Its financial statements appear in the Statement of Additional Information.


GIAC's executive office is located at 7 Hanover Square, New York, New York 10004. The mailing address of the GIAC Customer Service Office, which administers these contracts, is P.O. Box 26210, Lehigh Valley, Pennsylvania 18002.


GIAC is wholly owned by The Guardian Life Insurance Company of America (Guardian
Life), a mutual life insurance company organized in the State of New York in 1860. As of December 31, 2002, Guardian Life had total assets (GAAP basis) in excess of $34.1 billion. Guardian Life does not issue the contracts offered under this prospectus and does not guarantee the benefits they provide.


--------------------------------------------------------------------------------
BUYING A CONTRACT
--------------------------------------------------------------------------------

There are two types of individual annuity contracts, and one type of group contract. Individual annuity contracts may be bought as either a Flexible Premium Payment Contract, where you make regular payments throughout the accumulation period, or as a Single Premium Payment Contract, where you make a single payment when you buy the contract. The individual contracts can be purchased as "qualified contracts" which means they qualify for special federal income tax treatment or as "non-qualified contracts" which means they do not qualify for such treatment. Group annuity contracts are generally bought through retirement plans set up by your employer under Sections 401 or 457 of the Internal Revenue Code, and are available as a Flexible Premium Payment Contract. Both individual and group contracts allow you to direct where your net premium payments are invested.


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6  PROSPECTUS                                                  BUYING A CONTRACT
-------------

THE APPLICATION FORM

If you would like to buy a contract, you must complete and sign the application form. You or your agent then must send it, along with your initial premium payment, by regular U.S. mail to the following address:

The Guardian Insurance & Annuity Company, Inc.
Customer Service Office
P.O. Box 26210
Lehigh Valley, Pennsylvania 18002

If you wish to send your application and payment by certified, registered or express mail, please address it to:

The Guardian Insurance & Annuity Company, Inc.
Customer Service Office
3900 Burgess Place
Bethlehem, Pennsylvania 18017

Our decision to accept or reject your application is based on administrative rules such as whether you have completed the form completely and accurately. We have the right to reject any application or initial premium payment for any reason.

If we accept your application as received, we will credit your net premium payment to your new contract within two business days. If your application is not complete within five business days of our receiving it, we will return it to you along with your payment.

PAYMENTS

For individual contracts we require a minimum initial premium payment of $3,000 for Single Premium Payment Contracts, and $500 for Flexible Premium Payment Contracts. Thereafter, the minimum additional flexible payment is $100. However, if you purchase a Flexible Premium Payment Contract through an employer payroll deduction plan, the minimum payment will be $50. The total amount paid in flexible premium payments in any contract year after the first may not exceed, without our written consent, the lesser of 10 times the total amount you paid in premium payments in the first contract year, or $100,000.

For group contracts we require a minimum initial premium payment of $5,000, with additional payments of at least $500. Thereafter, any payments in excess of $100,000 in any contract year may only be made with our written consent.


                                                                   -------------
BUYING A CONTRACT                                                  PROSPECTUS  7
                                                                   -------------

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THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------

HOW WE ALLOCATE YOUR PREMIUM PAYMENTS

After we receive your initial premium payment and issue a contract to you, we will normally credit subsequent net premium payments to your contract on the same day we receive them, provided we receive them prior to the close of our regular business day.

If we receive your payment on a non-business day, or after our close, we will normally credit it on the next business day. If required in your state or municipality, premium taxes are deducted from your payment before we credit it to your contract. We call the amount remaining after this deduction the net premium payment.

We use your net premium payments to purchase accumulation units in the variable investment options you have chosen, or in the fixed-rate option if you have an Individual Single Premium Payment contract and have chosen this option, according to your instructions in the application or as later changed. The prices of accumulation units are set daily because they change along with the share values of the Funds you invest in. The amount you pay for each unit will be the next price calculated after we receive and accept your payment.

The value of accumulation units will vary as you earn interest in the fixed-rate option or as the value of investments rises and falls in the variable investment options.

You can change your investment option selections by notifying us in writing. We will apply your new instructions to subsequent net premium payments after we receive and accept them. Please remember that you cannot invest in more than twenty variable investment options, or nineteen variable investment options and the fixed-rate option if your contract allows you to invest in this option, at any given time.

AUTOMATED PURCHASE PAYMENTS

You may elect to participate in our automated payment program by authorizing your bank to deduct money from your checking account to make monthly purchase payments. We will debit your checking account on the 15th of each month or the next business day if the 15th is not a business day. You tell us the amount of the monthly purchase payment and specify the effective date on our authorization form. You may request to participate, change the amount of your purchase payments, change bank accounts or terminate the program at any time prior to the first of the month for your requested transaction to be processed for that month. For IRAs, the maximum monthly purchase payment is 1/12th of your allowable annual contribution.

THE SEPARATE ACCOUNT

GIAC has established The Guardian Separate Account A to receive and invest your premium payments in the variable investment options. The Separate Account has 38 investment divisions, corresponding to the 38 Funds available to you. Each division is divided into two sub-divisions, one for allocations made under tax qualified contracts, the other for allocations made under non-qualified contracts. The performance of each division is based on the Fund in which it invests.

The Separate Account was established in 1981. It is registered as a unit investment trust under the Investment Company Act of 1940 (the
1940 Act) and meets the definition of a separate account under federal securities laws. State insurance law provides that the assets of the Separate Account equal to its reserves and other liabilities are not chargeable with GIAC's obligations except those under annuity contracts issued through the Separate Account. Income, gains and losses of the


-------------
8  PROSPECTUS                                            THE ACCUMULATION PERIOD
-------------

Separate Account are kept separate from other income, gains or losses of the contract owner. Each investment subdivision is administered and accounted for as part of the general business of GIAC. Under Delaware law, the income and capital gains or capital losses of each investment subdivision are credited to or charged against the assets held in that subdivision according to the terms of each contract, without regard to other income, capital gains or capital losses of the other investment subdivisions or of GIAC. Contract obligations are GIAC's responsibility. According to Delaware insurance law, the assets of the Separate Account are not chargeable with liabilities arising out of any other business GIAC may conduct. Please see Financial Information: Federal tax matters.

We have the right to make changes to the Separate Account, to the investment divisions within it, and to the fund shares they hold. We may make these changes for some or all contracts. These changes must be made in a manner that is consistent with laws and regulations. When necessary, we'll use this right to serve your best interests and to carry out the purposes of the contract. An example of such a change includes eliminating of the availability of the shares of any of the Funds and substituting shares of another appropriate Fund (which may have different fees and expenses or may be available/closed to certain purchases).

VARIABLE INVESTMENT OPTIONS

You may choose to invest in a maximum of twenty of the 38 variable investment options at any time. Each Fund is an open-end management investment company, registered with the Securities and Exchange Commission under the 1940 Act.

The Funds have different investment objectives which influence their risk and return. The table below summarizes their main characteristics.

Some Funds have similar investment objectives and policies to other funds managed by the same adviser. However, the investment returns of the Funds may be higher or lower than those of similar funds managed by the same adviser. There is no assurance, and we make no representation, that the performance of any Fund will be comparable to the performance of any other fund.

All of the funds are available for investment through other variable annuity contracts funded by the Separate Account. Some of these Funds are also available under other separate accounts supporting variable annuity contracts and variable life insurance policies of GIAC and other companies. We do not anticipate any inherent conflicts with these arrangements. However, it is possible that conflicts of interest may arise in connection with the use of the same Funds under both variable life insurance policies and variable annuity contracts, or issued by different companies. While the Board of Directors of each Fund monitors activities in an effort to avoid or correct any material irreconcilable conflicts of interest arising out of this arrangement, we may also take actions to protect the interests of our contract owners. See the accompanying Fund prospectuses for more information about possible conflicts of interest.


Some investment advisers (or their affiliates) may pay us compensation for administration, distribution or other expenses. Currently, these advisers include Value Line, Inc., MFSInvestment Management, AIM Advisors, Inc., Janus Capital Management LLC, Fidelity Management & Research Company, Davis Selected Advisers, LP, Gabelli Funds, LLC, Alliance Capital Management LP, Van Kampen Asset Management Inc., and Templeton Global Advisors Limited. The amount of compensation is usually based on assets of the relevant variable investment options from contracts that we issue, and some advisers may pay us more than others.



                                                                   -------------
THE ACCUMULATION PERIOD                                            PROSPECTUS  9
                                                                   -------------

Fund                                     Investment objectives                        Typical investments
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Stock Fund                  Long-term growth of capital                  U.S. common stocks
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund        Long-term growth of capital                  U.S. common stocks of companies with
                                                                                      smaller market capitalization
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Bond Fund                   Maximum income without undue risk            Investment grade debt obligations
                                         of principal; capital appreciation as a
                                         secondary objective
------------------------------------------------------------------------------------------------------------------------------------
The Guardian Cash Fund                   High level of current income consistent      Money market instruments
                                         with liquidity and preservation of
                                         capital
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC 500 Index Fund           Seeks to match the investment per-           Common stocks of companies in the
                                         formance of the Standard & Poor's 500        S&P Index, which emphasizes large U.S.
                                         Poor's 500 Composite Stock Price Index       companies
                                         (the "S&P Index")
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC High Yield               Current income; capital appreciation         Corporate bonds and other debt
Bond Fund                                is a secondary objective                     securities rated below investment grade
------------------------------------------------------------------------------------------------------------------------------------
The Guardian VC Asset                    Long-term total investment return            Shares of The Guardian VC 500 Index Fund,
Allocation Fund                          consistent with moderate investment          The Guardian Stock Fund, The Guardian
                                         risk                                         Bond Fund, and The Guardian Cash Fund
------------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford International Fund       Long-term capital appreciation               Common stocks and convertible securities
                                                                                      issued by foreign companies
------------------------------------------------------------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund    Long-term capital appreciation               Common stocks and convertible securities
                                                                                      of emerging market companies
------------------------------------------------------------------------------------------------------------------------------------
Value Line Centurion Fund                Long-term growth of capital                  U.S. common stocks with selections based
                                                                                      on the Value Line Ranking System
------------------------------------------------------------------------------------------------------------------------------------

Value Line Strategic Asset               High total investment return                 U.S. common stocks with selections based
Management Trust                                                                      on the Value Line Ranking System, bonds and
                                                                                      money market instruments

------------------------------------------------------------------------------------------------------------------------------------
Gabelli Capital Asset Fund               Growth of capital; current income            U.S. common stocks and convertible
                                         as a secondary objective                     securities
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund       Growth of capital                            Common stocks
(Series 1)
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund           High total return                            Securities of domestic and foreign public
(Series 1)                                                                            utility companies
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund (Series 1)  Long-term growth of capital.                 Equity securities judged to be undervalued by
                                         Income as a secondary objective              the investment adviser
------------------------------------------------------------------------------------------------------------------------------------

AllianceBernstein Growth & Income        Reasonable current income and                Dividend-paying common stocks of good
Portfolio                                reasonable opportunity for appreciation      quality
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Premier Growth         Growth of capital by pursuing aggressive     Equity securities of a limited number of
Portfolio                                investment policies                          large, carefully selected, high-quality U.S.
                                                                                      companies that are judged likely to achieve
                                                                                      superior earnings growth
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Technology Portfolio   Growth of capital, and only incidentally     Securities of companies that use technology
                                         for current income                           extensively in the development of new or
                                                                                      improved products or processes
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Value Portfolio        Long-term growth of capital                  Diversified portfolio of equity securities
------------------------------------------------------------------------------------------------------------------------------------
Davis Financial Portfolio                Long-term growth of capital                  Common stocks of financial companies
------------------------------------------------------------------------------------------------------------------------------------

Davis Real Estate Portfolio              Total return through a combination of        Securities issued by companies that are
                                         growth and income                            "principally engaged" in real estate
------------------------------------------------------------------------------------------------------------------------------------

Davis Value Portfolio                    Long-term growth of capital                  U.S. common stocks of companies with
                                                                                      at least $10 billion market capitalization

------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund                  Long-term capital appreciation               U.S. and foreign common stocks of
Portfolio                                                                             companies believed to be undervalued
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income               Reasonable income; also considers            Income-producing equity securities
Portfolio                                potential for capital appreciation
------------------------------------------------------------------------------------------------------------------------------------


-------------
10  PROSPECTUS                                           THE ACCUMULATION PERIOD
-------------

Fund                                     Investment objectives                        Typical investments
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP  Growth                     Capital growth                               U.S. and foreign common stocks
Opportunities Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio           Long-term growth of capital                  Common stocks with medium market
                                                                                      capitalization, both U.S. and foreign
------------------------------------------------------------------------------------------------------------------------------------

Janus Aspen Mid Cap Growth               Long-term growth of capital                  Equity securities of medium-sized companies;
Portfolio (formerly Janus Aspen                                                       non-diversified
Aggressive Growth Portfolio)

------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Capital                      Long-term growth of capital                  Equity securities of companies of any size;
Appreciation Portfolio                                                                non-diversified
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio             Long-term growth of capital in a manner      Common stocks of issuers of any size
                                         consistent with preservation of capital
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide                    Long-term growth of capital in a manner      Common stocks of foreign and U.S. issuers;
Growth Portfolio                         consistent with preservation of capital      usually invests in at least five countries,
                                                                                      including the U.S.
------------------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series               Long-term growth of capital                  Common stocks of emerging growth companies of
                                                                                      any size
------------------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series               Long-term growth of capital with             Equity securities issued by U.S. and foreign
(formerly MFS Growth With                a secondary objective to seek                companies
Income Series)                           reasonable current income
------------------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series                 To seek capital appreciation                 Equity securities of companies that offer
                                                                                      superior prospects for growth, both U.S. and
                                                                                      foreign
------------------------------------------------------------------------------------------------------------------------------------
MFS Research Series                      Long-term growth of capital and              Equity securities of companies believed
                                         future income                                to possess better than average prospects for
                                                                                      long-term growth
------------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series                  Above average income consistent with         Broad list of securities, including a
                                         prudent employment of capital; as a          combination of equity and fixed-income, both
                                         secondary objective, to provide              U.S. and foreign
                                         reasonable opportunity for growth of
                                         capital and income
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund         Long-term capital growth                     Invests at least 65% of its total assets in
                                                                                      the equity securities of companies that are
                                                                                      located anywhere in the world, including those
                                                                                      in the U.S. and emerging markets
------------------------------------------------------------------------------------------------------------------------------------

Van Kampen Life Investment Trust         Long-term growth of capital and              Income-producing equity securities, including
Growth and Income Portfolio              income                                       common stocks and convertible securities,
(Class II Shares)                                                                     although investments are also made in
                                                                                      non-convertible preferred stocks and debt
                                                                                      securities.
------------------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust         Seeks to provide investors with high         Debt securities issued by or guaranteed by
Government Portfolio                     current return consistent with               the U.S. government, its agencies or its
(Class II Shares)                        preservation of capital                      instrumentalities
------------------------------------------------------------------------------------------------------------------------------------


Some of these Funds may not be available in your State.

Some Funds have similar investment objectives and policies to other funds managed by the same adviser. The Funds may also have the same or similar names to publicly available mutual funds. The Funds are not the same funds. As a result, the investment returns of the Funds may be higher or lower than these similar funds managed by the same adviser. There is no assurance, and we make no representation, that the performance of any Fund will be comparable to the performance of any other fund.

Some of these Funds are available under other separate accounts supporting variable annuity contracts and variable life insurance policies of GIAC and other companies. We do not anticipate any inherent conflicts with these arrangements. However, it is possible that conflicts of interest may arise in connection with the use of the same Funds under both variable life insurance policies and variable annuity contracts, or issued by different companies. While the Board of Directors of each Fund monitors activities in an effort to avoid or correct any material irreconcilable conflicts of interest arising out of this arrangement, we may also take actions to protect the interests of our contract owners. See the accompanying Fund prospectuses for more information about possible conflicts of interest.


                                                                   -------------
THE ACCUMULATION PERIOD                                            PROSPECTUS 11
                                                                   -------------

--------------------------------------------------------------------------------
Before investing, please read the accompanying Fund prospectuses carefully. They contain important information on the investment objectives, policies, charges and expenses of the Funds.

The Funds' investment advisers and their principal business addresses are shown in the table below.

                                               Investment adviser
Fund                                           and principal business address
---------------------------------------------------------------------------------------------
The Guardian Stock Fund                        Guardian Investor Services LLC
The Guardian Small Cap Stock Fund              7 Hanover Square
The Guardian Bond Fund                         New York, New York 10004
The Guardian Cash Fund
The Guardian VC 500 Index Fund
The Guardian VC Asset Allocation Fund
The Guardian VC High Yield Bond Fund
---------------------------------------------------------------------------------------------
Baillie Gifford International Fund             Guardian Baillie Gifford Limited (Adviser)
Baillie Gifford Emerging Markets Fund          Baillie Gifford Overseas Limited (Sub-adviser)
                                               1 Rutland Court
                                               Edinburgh, Scotland
                                               EH3 8EY
---------------------------------------------------------------------------------------------
Value Line Centurion Fund                      Value Line, Inc.
Value Line Strategic Asset                     220 East 42nd Street
  Management Trust                             New York, New York 10017
---------------------------------------------------------------------------------------------
Gabelli Capital Asset Fund                     Gabelli Funds, LLC
                                               One Corporate Center
                                               Rye, New York 10580-1422
---------------------------------------------------------------------------------------------

MFS Investors Trust Series                     MFS Investment Management(R)
MFS Emerging Growth Series                     500 Boylston Street
MFS New Discovery Series                       Boston, MA 02116
MFS Research Series
MFS Total Return Series

---------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund             A I M Advisors, Inc.
AIM V.I. Global Utilities Fund                 11 Greenway Plaza - Suite 100
AIM V.I. Premier Equity Fund                   Houston, Texas  77046-1173
---------------------------------------------------------------------------------------------

AllianceBernstein Growth & Income Portfolio    Alliance Capital Management LP
AllianceBernstein Premier Growth Portfolio     1345 Avenue of the Americas
AllianceBernstein Technology Portfolio         New York, New York 10105

AllianceBernstein Value Portfolio
---------------------------------------------------------------------------------------------
Davis Financial Portfolio                      Davis Selected Advisers, LP
Davis Real Estate Portfolio                    2949 East Elvira Road, Suite 101
Davis Value Portfolio                          Tucson, Arizona 85706
---------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio              Fidelity Management & Research Company
Fidelity VIP Equity-Income Portfolio           82 Devonshire Street
Fidelity VIP Growth                            Boston, MA 02109
  Opportunities Portfolio
Fidelity VIP Mid Cap Portfolio
---------------------------------------------------------------------------------------------

Janus Aspen Mid Cap Growth Portfolio           Janus Capital Management LLC

Janus Aspen Capital Appreciation Portfolio     100 Fillmore Street
Janus Aspen Growth Portfolio                   Denver, Colorado  80206-4928
Janus Aspen Worldwide Growth Portfolio
---------------------------------------------------------------------------------------------
Templeton Growth Securities Fund               Templeton Global Advisors Limited
                                               Lyford Cay
                                               Nassau, Bahamas
---------------------------------------------------------------------------------------------

Van Kampen Life Investment Trust               Van Kampen Asset Management Inc.
  Government Portfolio                         1 Parkview Plaza
Van Kampen Life Investment Trust               Oakbrook Terrace, Illinois 60181
  Growth and Income Portfolio



-------------
12  PROSPECTUS                                           THE ACCUMULATION PERIOD
-------------

FIXED-RATE OPTION

The fixed-rate option is only available to those who have bought an Individual Single Premium Payment Contract, though it may not be available for allocation in all states in which the contracts are available.

It is not registered under the Securities Act of 1933 or as an investment company under the 1940 Act, and is therefore not subject to the provisions or restrictions of these Acts. However, the following disclosure about the fixed-rate option may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements not in prospectuses.

In the fixed-rate option, we guarantee that the net premium payments you invest will earn daily interest at a minimum annual rate of 3%. You can allocate all of your net premium payments to this option, or you may choose it as one of your twenty investment selections. The value of your net premiums invested in the fixed-rate option does not vary with the investment experience of any Fund. The money that you put into your fixed-rate option becomes part of GIAC's general assets.

At certain times we may choose to pay interest at a rate higher than 3%, but we aren't obliged to do so. Higher interest rates are determined at our discretion and we can change them prospectively without notice. We don't use a specific formula to determine interest rates; rather we consider such factors as general economic trends, current rates of return on our general account investments, regulatory and tax requirements, and competitive factors. The rate of interest we pay hasn't been limited by our Board of Directors.

Here are some of the important conditions that apply when we pay interest on your investments in the fixed-rate option:

o The initial interest rate that we credit to your premiums or transfers will be whatever rate is in effect on the date the amounts are allocated to the fixed-rate option.

o     This interest rate will continue until the next contract anniversary date.

o At that time, all payments and transfers allocated to the fixed-rate option during the previous year, together with interest earned, will be credited with the rate of interest in effect on the renewal date, known as the renewal rate.

o The renewal rate will be guaranteed until the next contract anniversary date.


                                                                   -------------
THE ACCUMULATION PERIOD                                            PROSPECTUS 13
                                                                   -------------

When you buy a contract, please note
--------------------------------------------------------------------------------
o     You can choose up to twenty investment options at any one time.

o If your contract allows you to and you select the fixed-rate option, you are limited to an additional nineteen variable options.

o There are no initial sales charges on the premium payments that you allocate to the variable investment options. However, there may be premium tax charges.

o All of the dividends and capital gains distributions that are payable to variable investment options are reinvested in shares of the applicable Fund at the current net asset value.

o When the annuity period of the contract begins, we will apply your accumulation value to a payment option in order to make annuity payments to you.

o You can arrange to transfer your investments among the divisions by notifying us in writing or by telephone. Currently, there is no fee for this, but we reserve the right to charge a fee and to limit the number of transactions.

o     You can change beneficiaries as long as the annuitant is living.

TRANSFERS

You can transfer money among variable investment options or change your future allocations to options both before and after the date annuity payments begin. You can also transfer part of your accumulation value from the fixed-rate option, but only before the date annuity payments begin. Transfers are subject to certain conditions, which are described below.

If you are considering a transfer or change in your allocations, be sure to look into each option carefully and make sure your decisions will help you to achieve your long-term investment goals.

During the accumulation period and up to 30 days before the date annuity payments are scheduled to begin, you can transfer all or part of your accumulation value among the variable investment options. These transfers are subject to the following rules:


o We permit transfers from the fixed-rate option to any variable investment options only once each contract year, during the 30 days beginning on the contract anniversary date. Amounts that have been on deposit in the fixed-rate option longest will be transferred out first. You may not make transfers into the fixed-rate option. The maximum yearly transfer from the fixed-rate option is the greater of the following:


      -- 25% of the amount in the fixed-rate option on the applicable contract anniversary date or

      --    $2,500.

o Each transfer involving the variable investment options will be based on the accumulation unit value that is next calculated after we have received proper transfer instructions from you.

We will implement a transfer or changes to your allocations upon receiving your written, telephone or electronic instructions in good order. If your request reaches our customer service office before 3:30 p.m. Eastern time on a business day, we will normally implement it that same day.

Currently, we do not limit the number of transfers you may make. However, the contract is not designed for market timing activity such as frequent transfers or rebalancing activity. We may limit your right to make transfers or allocation changes if we determine that your transfers would have an adverse effect on other contract owners. We will apply restrictions that we reasonably believe will prevent any disadvantage to other contract owners. Restrictions may be imposed without prior notice and may include without limitation:

      o limiting the frequency of transfers to not more than once every 30 days;

      o     imposing a fee of up to $25 per transfer;


-------------
14  PROSPECTUS                                           THE ACCUMULATION PERIOD
-------------

      o requiring you to make your transfer requests through the U.S. Postal Service or otherwise restricting electronic or telephonic transaction privileges;

      o refusing to act on instructions of an agent acting under a power of attorney on your behalf;

      o refusing or otherwise restricting any transaction request we believe alone or with a group of transaction requests may have a detrimental effect on the Separate Account or the underlying Funds, or we are informed by any of the Funds that the purchase or redemption of shares would have a detrimental effect on the applicable Funds.

After the date annuity payments begin, if you have a variable annuity payout option you can transfer all or part of the value of your annuity among the variable investment options only once each calendar year. We will adjust the number of annuity units, which are used to determine your annuity payments, to reflect the annuity unit values of the new Funds you have chosen. No fixed-rate option transfers are permitted.

Personal Security
--------------------------------------------------------------------------------
When you call us, we will require identification of your contract as well as your personal security code. We may accept transfer or changes to future allocations instructions from anyone who can provide us with this information. Neither GIAC, Guardian Investor Services LLC, nor the Funds will be liable for any loss, damage, cost or expense resulting from a telephone or electronic request we reasonably believe to be genuine. As a result, you assume the risk of unauthorized or fraudulent telephone or electronic transfers. We may record telephone conversations regarding transfers without disclosure to the caller. See Telephone and Electronic Services.

SURRENDERS AND PARTIAL WITHDRAWALS

During the accumulation period and while the annuitant and all contract owners are living, you can redeem your contract in whole. This is known as surrendering the contract. If you redeem part of the contract, it's called a partial withdrawal. We will not accept requests for surrenders or partial withdrawals after the date annuity payments begin. Also, surrenders and partial withdrawals may be limited by the rules of your retirement plan.

Your request for surrenders and partial withdrawals must be received in good order. If you wish to surrender your contract, you must send us the contract or we will not process the request. If you have lost the contract, we will require an acceptable affidavit of loss. Surrendering your contract or making a partial withdrawal in the first six years of your contract may trigger the contingent deferred sales charge. See Contract costs and expenses.

To process a partial withdrawal, we will redeem enough accumulation units to equal the dollar value of your request. When you surrender your contract, we redeem all the units. For both transactions we use the unit value next calculated after we receive a proper request from you. We will deduct any applicable contract charges, deferred sales charges and annuity taxes from the proceeds of a surrender. In the case of a partial withdrawal, we will cash additional units to cover these charges. See Contract Costs and Expenses - Contingent Deferred Sales Charges. If you have less than $500 left in your Single Premium Payment Contract after a partial withdrawal, $250 left in your Flexible Premium Payment Contract, or $1,000 in your Group Contract, we will cancel the contract and pay you the balance of the proceeds. This is called an involuntary surrender and it may be subject to any applicable contract charges, a deferred sales charge and annuity taxes. Please see Financial information:
Federal tax matters.


                                                                   -------------
THE ACCUMULATION PERIOD                                            PROSPECTUS 15
                                                                   -------------

Payments
--------------------------------------------------------------------------------
For all transactions, we can delay payment if the contract is being contested. We may postpone any calculation or payment from the variable investment options if:

o the New York Stock Exchange is closed for trading or trading has been suspended, or

o the Securities and Exchange Commission restricts trading or determines that a state of emergency exists which may make payment or transfer impracticable

Assigning contract interests

If the contract is part of a Keogh plan, or a corporate or individual plan under Sections 401(a), 403(b) or 408 of the Internal Revenue Code, the contract owner's interest in the contract cannot be assigned, unless the contract owner is not the annuitant or the annuitant's employer. Assigned contract interests may be treated as a taxable distribution to the contract owner. See Federal tax matters for more information.

Reports

At least twice each year, we send a report to each contract owner that contains financial information about the underlying Funds, according to applicable laws, rules and regulations. In addition, at least once each year, we send a statement to each contract owner that reports the number of accumulation units and their value under the contract.

If several members of the same household own a contract, we may send only one such report or prospectus to that address, unless you instruct us otherwise. You may receive additional copies by calling or writing our Customer Service Office.

You may request a schedule of systematic partial withdrawals. Under such a program, you may select to receive withdrawal proceeds on a monthly, quarterly, semi-annual or annual basis. Redemptions from the contract will be effective on the 21st of the month or the next following business day preceding the payment date. Withdrawals under this program are not the same as annuity payments you would receive from a payout option. Your contract value will be reduced by the amount of any withdrawals, applicable contract charges, deferred sales charges and annuity taxes. Such systematic withdrawals may be used to satisfy special tax rules related to substantially equal periodic payments or other needs you may have. We are not responsible for the accuracy of the calculations for distributed amounts and compliance with tax provisions. Please see Financial
Information: Federal tax matters.

Surrenders and partial withdrawals are subject to tax, and may be subject to penalty taxes and mandatory Federal income tax withholding. After the first contract year, you are allowed to make an annual withdrawal of the following amounts from the contract without paying a deferred sales charge:

For Single Premium Payment Contracts

o     10% of the amount of your single premium payment.

For Flexible Premium Payment and Group Contracts

o 10% of the total premiums paid during the 72 months immediately preceding the date of your withdrawal.

We will cash accumulation units in the following order:

o all variable accumulation units attributable to the investment divisions; this will be done on a pro-rata basis unless you instruct us differently, then

o     all fixed accumulation units attributable to the fixed-rate option.

We will send you your payment within seven days of receiving a request from you in good order. Please see Payments later in this section.

Please note that withdrawals are restricted for qualified contracts issued in connection with Section 403(b) of the Internal Revenue Code. If you have a question about surrenders or withdrawals, please call us toll free at 1-800-221-3253.


-------------
16  PROSPECTUS                                           THE ACCUMULATION PERIOD
-------------

--------------------------------------------------------------------------------
THE ANNUITY PERIOD
--------------------------------------------------------------------------------

WHEN ANNUITY PAYMENTS BEGIN

You choose the month and year in which we will begin paying annuity benefits. The first payment is made on the first day of the month. The date you choose can't be later than the annuitant's 85th birthday, unless we have agreed. Please note that this date may be determined by the retirement plan under which your annuity contract was issued.

HOW YOUR ANNUITY PAYMENTS ARE CALCULATED

Your annuity payments will be variable. We use the following information to determine the annuity purchase rate when applying your accumulation value to an annuity payout option:

o the table in your contract reflecting the gender and nearest age and the sex of the annuitant

o     the annuity payout option you choose, and

o     the investment returns of the variable investment options you choose.

Certain guaranteed annuity purchase rates appear in a table in your contract. Currently, we are using annuity purchase rates that are more favorable to you than those in your contract. We may change these rates from time to time but the rate will never be less favorable to you than those guaranteed in your contract. The appropriate annuity purchase rate is then used to calculate the number of annuity units attributable to your selected investment options. You will be credited with these annuity units based on the amount applied to the payout option (your accumulation value less any applicable annuity taxes) on the processing date for your first annuity payment. The number of annuity units credited to you is fixed for the duration of the annuity period unless you reallocate among the investment options. Each of your variable annuity payments is determined by multiplying the number of annuity units for each investment option by the annuity unit value for the appropriate investment option on the payment processing date. Your annuity payment will be the sum of these amounts.

The number and amount of your annuity payments won't be affected by the longevity of annuitants as a group. Nor will they be affected by an increase in our expenses over the amount we have charged in your contract.

We will make annuity payments once a month, except as follows:

o     Proceeds of less than $2,000 will be delivered in a single payment.

o We may change the schedule of installment payments to avoid payments of less than $20.

The payout options currently offered are discussed below. You can choose to have annuity payments made under any one of the options that are available. You can make your choice at any time before your annuity payments begin. At any time, we may discontinue any of these options or make additional options available.


                                                                   -------------
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The assumed investment return is a critical assumption for calculating variable annuity payments. The first variable payment will be based on the assumed investment return of 4%. Subsequent payments will fluctuate based on the performance of the variable investment options you have chosen as compared to the assumed investment return. For each such subsequent payment:

o If the actual net annual return on investment equals 4% - the amount of your variable annuity payment will not change.

o If the actual net annual return on investment is greater than 4% - the amount of your variable annuity payments will increase.

o If the actual net annual return on investment is less than 4% - the amount of your variable annuity payments will decrease.

ANNUITY PAYOUT OPTIONS

There are a variety of payout options for you to choose from that we've described below. If you do not make a choice, we will automatically select Option 2. You may change options if you wish, provided you do so before we begin processing your first annuity payment.

Option 1 -- Life Annuity Payments

We make a payment once a month during the annuitant's lifetime, ending with the payment preceding the annuitant's death. This option allows for the maximum monthly payment because there is neither a guaranteed minimum number of payments nor a provision for a death benefit for beneficiaries. It is possible that an annuitant could receive only one payment, if he or she dies before the date of the second payment.

Option 2 -- Life Annuity with 120 Monthly Payments Certain

We make a payment once a month during the annuitant's lifetime, but if the annuitant dies before receiving 10 years' worth of payments (120), the remaining payments will be made to the beneficiary. The beneficiary can then choose to take all or part of the remaining payments in a lump sum at their current dollar value. If the beneficiary dies while receiving the payments, the balance will be paid in one sum at its current dollar value to the beneficiary's estate.

Option 3 -- Joint and Two-Thirds Survivor Annuity

We make a payment once a month during the joint lifetimes of the annuitant and a designated second person, the joint annuitant. If one dies, payments will continue during the survivor's lifetime, but the amount of the payment will be based on two-thirds of the number of annuity units when both parties were alive. It is possible that the joint annuitants could receive only one payment if they both die before the date of the second payment.


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18  PROSPECTUS                                                    ANNUITY PERIOD
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OTHER CONTRACT FEATURES
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DEATH BENEFITS

If the annuitant you have named dies before the date annuity payments begin, we pay a death benefit. In addition, you have the option of buying an enhanced death benefit rider which may provide a higher death benefit.

Depending on your age at the time the contract was issued and state regulatory approval, the regular death benefit is the greatest of:

o the accumulation value of the contract at the end of the valuation period during which we receive proof of death minus any applicable annuity taxes;

o the total of all premiums paid, minus any partial withdrawals, any deferred sales charges previously paid on any withdrawals and annuity taxes; or

o the accumulation value of your contract as of the first contract anniversary date following the date the Department of Insurance in your state approves this contract feature, plus any premiums paid on or after this anniversary, less any withdrawals and contingent deferred sales charges made after this anniversary and any annuity taxes.

Depending on the terms of your contract, the death benefit will be the accumulation value at the end of the valuation period during which we receive proof of death, in good order if the annuitant has reached a certain age.

We normally pay the death benefit within seven days of receiving proof of death in good order. However, we have the right to defer the payment of other contract benefits under certain circumstances. These are described under Surrenders and partial withdrawals.

Generally, your beneficiaries will be taxed on the gain in your annuity contract. Consult your tax adviser about the estate tax and income tax consequences of your particular situation.

If the annuitant is not the contract owner and dies on or before the date that annuity payments begin, we will pay the death benefits to the beneficiary. If the beneficiary has also died, we will pay the benefits to the contingent beneficiary. If a contingent beneficiary has not been named, then we will pay the benefits to you, the contract owner, unless you previously designated the annuitant's estate to receive the death benefits. However, if you are no longer living, we will pay the benefits to your estate.

If you are both the annuitant and the owner of the contract, and you die before the date annuity payments begin, we will pay the death benefit to your beneficiary, as described above. However, we must distribute your interest according to the Special requirements outlined below. In this situation, your beneficiary will become the new contract owner.


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OTHER CONTRACT FEATURES                                            PROSPECTUS 19
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We will pay the death benefit in a lump sum unless:

o You have chosen a different annuity payout option for the death benefit. We must receive notification of your choice at least three business days before we pay out the proceeds.

o You, the contract owner, have not chosen a payout option and the beneficiary has. Again, we must receive the beneficiary's request at least three business days before we pay out the proceeds, and within a year of the annuitant's death.

--------------------------------------------------------------------------------
Primary annuitant

Please note that the primary annuitant is determined in accordance with Section 72(s) of the Internal Revenue Code, which states that he or she is the person the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the contract.

--------------------------------------------------------------------------------

If you are a contract owner but not the annuitant, and you die before the date annuity payments begin, then any joint contract owner will become the new contract owner. You may only name your spouse as a joint contract owner. If you have not named your spouse as joint contract owner, then your beneficiary will become the new contract owner. In the event of any contract owner's death, we must distribute all of the owner's interest in the contract according to the Special requirements outlined below.

Special requirements

If the contract owner dies, the following rules apply.

If the beneficiary is not your spouse, and you die before the date annuity payments begin, then we must distribute all of your interest in the contract within five years of your death.

These distribution requirements will be satisfied if any portion of the deceased contract owner's interest:

o     is payable to, or for the benefit of, any new contract owner, and

o will be distributed over the new contract owner's life, or over a period not extending beyond the life expectancy of any new contract owner.

Under the above conditions, distributions must begin within one year of your death.

If the beneficiary (or sole surviving joint contract owner) is your spouse, he or she can continue the contract, assuming the role of contract owner.

If the owner of the contract is not an individual, then the primary annuitant will be treated as the contract owner. In this situation, any change in the annuitant will be treated as the death of the contract owner.

Enhanced death benefits

The enhanced death benefit riders are available at certain times through special programs for contracts that have annuitants who are under age 75 at the time the rider is issued. If a death benefit is payable and one of these options is in force, the beneficiary will receive either the death benefit described above or the enhanced death benefit, whichever is greater.


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20  PROSPECTUS                                           OTHER CONTRACT FEATURES
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

Two riders are offered:

o the 7 Year Enhanced Death Benefit Rider which has a daily charge based on an annual rate of 0.30% of the net assets of your variable investment options.

o the Contract Anniversary Enhanced Death Benefit Rider, which has a daily charge based on an annual rate of 0.25% of the net assets of your variable investment options.

These riders are available only in states where they have been approved.

7 Year Enhanced Death Benefit Rider

The enhanced death benefit under this rider is calculated as follows:

o The accumulation value of the contract at the end of the reset date immediately preceding the annuitant's death:

      --    plus any premiums paid after the reset date

      --    minus any partial withdrawals after the reset date

      -- minus any deferred sales charges applicable to withdrawals after the reset date and annuity taxes.

The first reset date is on the issue date of the rider. After this, each reset date will be each seventh rider anniversary date after that (i.e., the 7th, 14th, 21st and 28th rider anniversaries, and so on).

Contract Anniversary Enhanced Death Benefit Rider

The enhanced death benefit under this rider is calculated as follows:

o the highest accumulation value of the contract on any anniversary of the issue date of the rider anniversary before the annuitant's 85th birthday:

      --    plus any premiums paid after that rider anniversary

      --    minus any partial withdrawals after that rider anniversary

      -- minus any deferred sales charges and annuity taxes applicable to such withdrawals.

We will terminate either enhanced death benefit rider on the earliest of the following dates:

o     the date the enhanced death benefit is paid out

o     the date the contract terminates

o     the date of the annuitant's 85th birthday

o     the date annuity payments begin

o     the date we receive a written termination request from you.

Once a death benefit rider is terminated, it cannot be reinstated. The death benefit reverts to the basic death benefit and no further charges will be deducted for this benefit. We reserve the right to offer or discontinue offering of either enhanced death benefit rider at any time, without prior notice.


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OTHER CONTRACT FEATURES                                            PROSPECTUS 21
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FINANCIAL INFORMATION
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HOW WE CALCULATE UNIT VALUES

When you choose a variable investment option, you accumulate variable accumulation units. With the fixed-rate option, you accumulate fixed accumulation units. To calculate the number of accumulation units you buy with each payment, we divide the amount you invest in each option by the value of units in the option. We use the unit value next calculated after we have received and accepted your payment. We calculate unit values at the close of business of the New York Stock Exchange, usually at 4:00 p.m. Eastern time, each day the Exchange is open for trading and GIAC is open for business.

To determine the value of your account, we multiply the number of accumulation units in each option by the current unit value for the option.

We determine the value of a fixed accumulation unit by adding together its value at the end of the preceding valuation period and any interest credited to the unit since the end of that period.

We determine the value of a variable accumulation unit by multiplying its value at the end of the preceding valuation period by the net investment factor for the current valuation period.

The net investment factor is a measure of the investment experience of each variable investment option. We determine the net investment factor for a given valuation period as follows:

o At the end of the valuation period we add together the net asset value of a Fund share and its portion of dividends and distributions made by the Fund during the period

o We divide this total by the net asset value of the particular Fund share calculated at the end of the preceding valuation period

o Finally, we add up the daily charges (mortality and expense risks, administrative expenses, and any premium taxes) and subtract them from the above total.


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22 PROSPECTUS                                              FINANCIAL INFORMATION
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

CONTRACT COSTS AND EXPENSES

The amount of a charge may not strictly correspond to the costs of providing the services or benefits indicated by the name of the charge or related to a particular contract, and we may profit from charges. For example, the contingent deferred sales charge may not fully cover all of the sales and distribution expenses actually incurred by GIAC, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover these expenses.

No sales charges are deducted from your premium payments when you make them. However, the following charges do apply:

Expenses of the Funds

The Funds you choose through your variable investment options have their own management fees, 12b-1 fees, and general operating expenses. The deduction of these fees and expenses is reflected in the per-share value of the Funds. They are fully described in the Funds' prospectuses.

Mortality and expense risk charge

You will pay a daily charge based on an annual rate of 1.0% of the net assets of your variable investment options to cover our mortality and expense risks. (Approximately 0.65% covers mortality risks, while the remaining 0.35% covers expense risks.) Mortality risks arise from our promise to pay death benefits and make annuity payments to each annuitant for life. Expense risks arise from the possibility that the amounts we deduct to cover sales and administrative expenses may not be sufficient.

Administrative expenses

We deduct an annual fee of $30 for Single Premium Payment Contracts, and $35 for Flexible Premium Payment and Group Contracts, on each anniversary date of your contract during the accumulation period. To pay this charge, we will cancel the number of accumulation units that is equal in value to the fee. We cancel accumulation units in the same proportion as the percentage of the contract's accumulation value attributable to each variable investment option and the fixed-rate option. If you surrender your contract before the contract anniversary date, we will still deduct the contract fee for that year.

In addition, the following charges may apply:

Contingent deferred sales charge

For single premium payment contracts, if you make a partial withdrawal from your account or surrender your contract, you will pay a deferred sales charge on any premium payment amount withdrawn during the first seven contract years measured from the date of issue. This charge compensates us for expenses related to the sale of contracts. These include commissions to registered representatives, as well as promotional expenses. The total deferred sales charges are guaranteed never to exceed 9% of the premiums you have paid.

When we calculate the deferred sales charge, all amounts taken out are assumed to come from the oldest premium. We do this to minimize the


                                                                   -------------
FINANCIAL INFORMATION                                              PROSPECTUS 29
                                                                   -------------
amount you owe. The amount of the charge and the time period used to calculate it depend on the type of contract you have. The deferred sales charge associated with single premium payment contracts are listed in the table below.

-----------------------------------------------------
             Number of
          Contract Years              Contingent
          Completed from               Deferred
          Date of Premium            Sales Charge
              Payment                 Percentage
-----------------------------------------------------
                1                         5%
-----------------------------------------------------
                2                         5%
-----------------------------------------------------
                3                         4%
-----------------------------------------------------
                4                         3%
-----------------------------------------------------
                5                         2%
-----------------------------------------------------
                6                         1%
-----------------------------------------------------
                7+                        0%
-----------------------------------------------------

The deferred sales charge associated with flexible premium payment contracts and group contracts is calculated as the lesser of:

o 5% of the premium payments you have made within six contract years (72 months) before the date of your request for the withdrawal or surrender; or

o     5% of the amount withdrawn or surrendered.

Enhanced death benefit expenses

If you choose one of the enhanced death benefit riders and it is in effect, you will pay a daily charge based on an annual rate of up to 0.30% of the net assets of your variable investment options depending on the option chosen.

Annuity taxes

Some states and municipalities may charge annuity taxes when premium payments are made or when you begin to receive annuity payments. These taxes currently range up to 3.5% of your premium payments. We may deduct the premium tax either from your premium payment when made, or from the annuity payments on the date annuity payments begin, depending on state laws.

In jurisdictions where the annuity tax is incurred when a premium payment is made, we deduct the amount from your premium payment at the time it is made. We reserve the right to pay the annuity tax on your behalf and then deduct the same amount from the value of your contract when you surrender it, or on your death, or it is applied under a payout option, whichever is first. We will do this only if permitted by applicable law.


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24 PROSPECTUS                                              FINANCIAL INFORMATION
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

Transfer charge

Currently, we do not charge for transfers. However, we reserve the right to charge up to $25 for each transfer. We will deduct this charge on a proportional basis from the options from which amounts are transferred.

FEDERAL TAX MATTERS

The following summary provides a general description of the Federal income tax considerations associated with the contract. It is not intended to be complete or to cover all tax situations or address state taxation issues. This summary is not intended as tax advice. You should consult a tax adviser for more complete information about your circumstances, any recent tax developments, and the impact of state tax laws. This summary is based on our understanding of the present Federal income tax laws.

We make no representation as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the Internal Revenue Service (IRS).

We believe that our contracts will qualify as annuity contracts for Federal income tax purposes and the following summary assumes so. Further details are available in the Statement of Additional Information, under the heading Tax Status of the Contracts.

When you invest in an annuity contract, you usually don't pay taxes on your investment gains until you withdraw the money -- generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

We believe that if you are a natural person you won't be taxed on increases in the accumulation value of a contract until a distribution occurs or until annuity payments begin. For these purposes, the agreement to assign or pledge any portion of a contract's accumulation value and, in the case of a qualified contract (described below), any portion of an interest in the qualified plan generally will be treated as a distribution.

When annuity payments begin, you generally will be taxed only on the investment gains you have earned and not on the payments you made to purchase the contract. Generally, withdrawals from your annuity should only be made once you reach age 59 1/2, die or are disabled, otherwise a 10% tax penalty may be applied against any amounts included in income. Additional exceptions may apply to distributions from a qualified contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.


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FINANCIAL INFORMATION                                              PROSPECTUS 25
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

Taxation of non-qualified contracts

Non-natural person

If a non-natural person owns a non-qualified annuity contract, the owner generally must include in income any increase in the excess of the accumulation value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

This following summary generally applies to contracts owned by natural persons.

Withdrawals before the annuity commencement date

When a withdrawal from a non-qualified contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to any excess of the accumulation value immediately before the distribution that exceeds the owner's investment in the contract. Generally, the owner's investment in the contract is the amount equal to the premiums or other consideration paid for the contract, reduced by any amounts previously distributed from the contract that were not subject to tax at that time. In the case of a surrender under a non-qualified contract, the amount received generally will be taxable only to the extent it exceeds the owner's investment in the contract.

It is possible that the IRS may decide to consider the charges you may choose to pay for certain optional benefits offered through the contract to be taxable distributions to you which may also be subject to tax penalties if you are under age 59 1/2. You should consult your tax adviser before selecting any of the optional benefits available under this contract.

Penalty tax on certain withdrawals

In the case of a distribution from a non-qualified contract, a federal tax penalty may be imposed equal to 10% of the amount treated as income. However, there is generally no penalty on distributions that are:

o     made on or after the taxpayer reaches age 59 1/2,

o     made on or after the death of an owner,

o     attributable to the taxpayer's becoming disabled, or

o made as part of a series of substantially equal periodic payments for the life - or life expectancy - of the taxpayer.

If you receive systematic payments that you intend to qualify for the substantially equal periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest.

Other exceptions may apply under certain circumstances. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the penalty tax.


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26 PROSPECTUS                                              FINANCIAL INFORMATION
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

Annuity payments

Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined so that you recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments begin. However, once your investment in the contract has been fully recovered, the full amount of each annuity payment is subject to tax as ordinary income.

Taxation of death benefits

Amounts may be distributed from a contract because of your death or the death of the annuitant. Generally, such amounts are included in the income of the recipient as follows:

o if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract

o if distributed under a payout option, they are taxed in the same way as annuity payments.

Transfers, assignments and contract exchanges

Transferring or assigning ownership of a contract, designating an annuitant, selecting certain maturity dates or exchanging a contract may result in certain tax consequences to you that are not outlined here. For example, such transactions may result in Federal gift taxes for you and Federal and state income taxes for the new owner, annuitant or payee. If you are considering any such transaction, you should consult a professional tax adviser.

Withholding tax

Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. However, recipients can generally choose not to have tax withheld from distributions.

Separate account charges

It is possible that the IRS may take the position that fees deducted for certain optional benefits are deemed to be taxable distributions to you. In particular, the IRS may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if such withdrawals occur prior to age 59 1/2. Although we do not believe that the fees associated or any optional benefit provided under the contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the contract.

Multiple contracts

All non-qualified deferred annuity contracts issued by GIAC or its affiliates to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount included in the contract owner's income when a taxable distribution occurs.


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FINANCIAL INFORMATION                                              PROSPECTUS 27
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

Taxation of qualified contracts

Qualified arrangements receive tax deferred treatment as a formal retirement or pension plan through provisions of the Internal Revenue Code. There is no added tax benefit of funding such qualified arrangements with tax deferred annuities. While the contract will not provide additional tax benefits, it does provide other features and benefits such as death benefit protection and the possibility for income guaranteed for life.

Your rights under a qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

Individual Retirement Accounts (IRAs)


As defined in Sections 219 and 408 of the Internal Revenue Code, individuals are allowed to make annual contributions to an IRA of up to the lesser of the specified annual amount or 100% of the compensation includable in their gross income. All or a portion of these contributions may be deductible, depending on the person's income. Distributions from certain retirement plans may be rolled over into an IRA on a tax-deferred basis without regard to these limits.


Contributions to Roth IRAs are not tax-deductible, and contributions must be made in cash or as a rollover or transfer from another Roth IRA or IRA. You may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. A rollover or conversion of an IRA to a Roth IRA may be subject to tax.


Distributions from Roth IRAs are generally not taxed. In addition to the 10% penalty which generally applies to distributions made before age 59 1/2, a 10% penalty will be imposed for any distribution made from a Roth IRA during the five taxable years starting after you first contribute to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.


Simplified Employee Pension (SEP) IRAs

Under Section 408(k) of the Internal Revenue Code, employers are allowed to provide IRA contributions on behalf of their employees. In addition to the general rules governing IRAs, SEP IRAs are subject to certain requirements regarding participation and the amounts of contributions. Employers using this contract in connection with SEP IRAs should consult their tax adviser.

Corporate pension and profit-sharing plans

Under Section 401(a) of the Internal Revenue Code, corporate employers are allowed to establish various types of retirement plans for employees, and self-employed individuals are allowed to establish qualified plans for themselves and their employees.


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28 PROSPECTUS                                              FINANCIAL INFORMATION
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

Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means of providing benefit payments, unless the plan complies with all applicable requirements before transferring the contract.

Deferred compensation plans

Under Section 457 of the Internal Revenue Code, certain tax-exempt employers, such as state and local governments, or other agencies are allowed to establish various types of deferred compensation plans for their employees. Contributions to these plans are generally taxed when the money is withdrawn or payments begin. In non-governmental plans, the employers are considered the owner of the contract and may draw on its value for purposes unrelated to the compensation plan for which it was purchased. In governmental plans, these amounts must be held in trust for the exclusive use of the employees participating in the plan.

Tax-sheltered annuities

Under Section 403(b) of the Internal Revenue Code, public schools and other eligible employers are allowed to purchase annuity contracts and mutual fund shares through custodial accounts on behalf of employees. Generally, these purchase payments are excluded for tax purposes from employee gross incomes. However, these payments may be subject to FICA (Social Security) taxes.


Distributions of salary reduction contributions and earnings (other than your salary reduction accumulation as of December 31, 1988) are not allowed before age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.


Penalty tax on certain withdrawals - Distributions from certain qualified contracts may be subject to ordinary income taxes and a 10% Federal tax penalty on the amount treated as income. However, there is generally no penalty on distributions that are:

o     made on or after the taxpayer reaches 59 1/2

o     made on or after the death of an owner

o     attributable to the taxpayer's becoming disabled

o     made to pay deductible medical expenses

o     made to pay medical insurance premiums if you are unemployed

o     made to pay for qualified higher education expenses

o     made for a qualified first time home purchase up to $10,000

o     for IRS levies, or

o made as part of a series of substantially equal periodic payments for the life or life expectancy of the taxpayer.

If you receive systematic payments that you intend to qualify for the substantially equal periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years


                                                                   -------------
FINANCIAL INFORMATION                                              PROSPECTUS 29
                                                                   -------------

(whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest.

Other exceptions may apply under certain circumstances. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the tax penalty.

Other tax issues

You should note that the annuity contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the contract value. The death benefit could be viewed as an incidental benefit, the amount of which is limited in any 401(a) or 403(b) plan. Because the death benefit may exceed this limitation, employers using the contract in connection with corporate pension and profit-sharing plans, or tax-sheltered annuities, should consult their tax adviser. The IRS has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as those available under this contract comport with IRA qualification requirements.

Qualified contracts other than Roth IRA have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement or consult a tax adviser for more information about these distribution rules.


Pension and annuity distributions generally are subject to withholding for the recipient's Federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients generally are provided the opportunity to elect not to have tax withheld from distributions. Taxable "eligible rollover distributions" from section 401(a), 403(a), 403(b), and governmental 457 plans are subject to a mandatory Federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or the employee's surviving spouse in the case of the employee's death, or to the employee's former spouse in the case of an alternate payee under a qualified domestic relations order) from such a plan, except certain distributions such as distributions required by the Internal Revenue Code, hardship distributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, if the employee chooses a direct rollover from the plan to another tax-qualified 403(b) plan, IRA or governmental section 457(b) plan that separately accounts for rollover amounts.


Our income taxes

At the present time, we make no charge for any Federal, state or local taxes other than the charge for state and local annuity taxes that we incur -- that may be attributable to the investment divisions of the Separate Account or to the contracts. We do have the right in the future to make additional charges for any such tax or other economic burden resulting from the application of the tax laws that we determine is attributable to the investment divisions of the Separate Account or the contracts.


-------------
30 PROSPECTUS                                              FINANCIAL INFORMATION
-------------

Under current laws in several states, we may incur state and local taxes in addition to annuity taxes. These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

Possible tax law changes

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. You should consult a tax adviser with respect to legislative developments and their effect on the contract.

We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend this summary as tax advice.

PERFORMANCE RESULTS

From time to time, we may show performance information for the Separate Account's investment divisions in advertisements, sales literature or other materials provided to existing or prospective contract owners. These materials are based upon historical information and are not necessarily representative of future performance. More detail about historical performance appears in the Statement of Additional Information. When we show performance, we'll always include SEC standard performance, which reflects all fees and charges for specified periods. We may also show non-standard performance, for example, without showing the effect of certain charges such as deferred sales charges.

Among the key performance measures we use are total returns and yields.

Total returns include: average annual total return, total return, and change in accumulation unit value -- all of which reflect the change in the value of an investment in an investment division of the Separate Account over a specified period, assuming the reinvestment of all income dividends and capital gains distributions.

Yield figures may be quoted for investments in shares of The Guardian Cash Fund and other investment divisions. Current yield is a measure of the income earned on a hypothetical investment over a specified base period of seven days for The Guardian Cash Fund investment division, and 30 days (or one month) for other investment divisions. Effective yield is another measure which may be quoted by The Guardian Cash Fund investment division, which assumes that the net investment income earned during a base period will be earned and reinvested for a year. Yields are expressed as a percentage of the value of an accumulation unit at the beginning of the base period. Yields are annualized, which assumes that an investment division will generate the same level of net investment income over a one-year period. However, yields fluctuate daily.


                                                                   -------------
FINANCIAL INFORMATION                                              PROSPECTUS 31
                                                                   -------------

Advertisements and sales literature for the Separate Account's investment divisions may compare a Fund's performance to that of investments offered through the separate accounts of other insurance companies that have similar investment objectives or programs. Promotional material may also compare a Fund's performance to one or more indices of the types of securities which the Fund buys and sells for its portfolio. Performance comparisons may be illustrated by tables, graphs or charts.

Additionally, promotional material may refer to:

o     the types and characteristics of certain securities

o     features of a Fund's portfolio

o     financial markets

o     historical, current or perceived economic trends, and

o     topics of general investor interest, such as personal financial planning.

In addition, advertisements and sales literature may refer to or reprint all or portions of articles, reports or independent rankings or ratings which relate specifically to the investment divisions or to other comparable investments. However, such material will not be used to indicate future performance.

Advertisements and sales literature about the variable annuity contracts and the Separate Account may also refer to ratings given to GIAC by insurance company rating organizations such as:

o     Moody's Investors Service, Inc.

o     Standard & Poor's Ratings Group

o     A.M. Best & Co.

o     Duff & Phelps.

These ratings relate only to GIAC's ability to meet its obligations under the contracts' fixed-rate option and to pay death benefits provided under the contracts, not to the performance of the variable investment options.

Further information about the performance of each investment division is contained in their respective annual reports, which may be obtained from GIS free of charge.


-------------
32 PROSPECTUS                                              FINANCIAL INFORMATION
-------------

--------------------------------------------------------------------------------
YOUR RIGHTS AND RESPONSIBILITIES
--------------------------------------------------------------------------------

VOTING RIGHTS

We own the Fund's shares, but you may have voting rights in the various Funds. To the extent that we are required by law, we will cast our votes according to the instructions of those contract owners who have an interest in variable investment options investing in Funds holding a shareholder vote, as of the shareholder meeting record date. Those votes for which we receive no instructions will be voted in the same proportion as those we have received instructions for. We'll solicit instructions when the Funds hold shareholder votes. We have the right to restrict contract owner voting instructions if the laws change to allow us to do so.

The owner of the contract has voting rights until the date annuity payments begin. After that date, rights switch to the annuitant. Voting rights diminish with the reduction of your contract value. The fixed-rate option has no voting rights.

TELEPHONE AND ELECTRONIC SERVICES

We will process certain transactions by telephone if you have authorized us to do so. We currently take fund transfer requests and changes in future allocations over the phone. If you would like this privilege, please complete an authorization form, or complete the appropriate section of your application. Once we have your authorization on file, you can authorize permitted transactions over the telephone by calling 1-800-533-0099 between 9:00 a.m. and 3:30 p.m. Eastern time on any day we are open for business.

In addition to telephone services, in the future we anticipate offering you the ability to use your personal computer to receive documents electronically, review your account information and to perform other specified transactions. We will notify you as these electronic services become available. At that time, if you want to participate in any or all of our electronic programs, we will ask that you visit our website for information and registration. You may also be able to register by other forms of communication. If you choose to participate in the electronic document delivery program, you will receive financial reports, prospectuses, confirmations and other information via the Internet. You will not receive paper copies.

Generally, you are automatically eligible to use these services when they are available. You must notify us if you do not want to participate in any or all of these programs. You may reinstate these services at any time. You bear the risk of possible loss if someone gives us unauthorized or fraudulent registration or instructions for your account so long as we believe the registration or instructions to be genuine and we have followed reasonable procedures to confirm that the registration or instructions communicated by telephone or electronically are genuine. If we do not follow reasonable procedures to confirm that the registration or instructions communicated by telephone or electronically are genuine, we may be liable for any losses. Please take precautions to protect yourself from fraud. Keep your account information and PINnumber private and immediately review


                                                                   -------------
YOUR RIGHTS AND RESPONSIBILITIES                                   PROSPECTUS 33
                                                                   -------------
your statements and confirmations. Contact us immediately about any transactions you believe to be unauthorized.

We may change, suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right to refuse any transaction request that we believe would be disruptive to contract administration or is not in the best interests of the contractowners or the Separate Account. Telephone and Internet services may be interrupted or response times slow if we are experiencing physical or technical difficulties, or economic or market emergency conditions. While we are experiencing such difficulties we ask you to send your request by regular or express mail and we will process it using the accumulation unit value first calculated after we receive the request. We will not be responsible or liable for: any inaccuracy, error or delay in or omission of any information you transmit or deliver to us; any loss or damage you may incur because of such inaccuracy, error, delay, omission or non-performance; or any interruption resulting from emergency circumstances.

YOUR RIGHT TO CANCEL THE CONTRACT

During the 10-day period after receiving your contract, the free-look period, you have the right to examine your contract and return it for cancellation if you change your mind about buying it. Longer periods may apply in some states.

Upon cancellation, we'll refund to you either:

o     the total amount you paid for the contract; or

o the sum of the surrender value of the contract, plus the difference between the premiums you paid (including any contract fees or other charges) and the amounts allocated to the variable and fixed-rate investment options under the contract.

DISTRIBUTION OF THE CONTRACT

The variable annuity contracts are sold by insurance agents who are licensed by GIAC and who are either registered representatives of GIS or of broker-dealer firms which have entered into sales agreements with GIS and GIAC. GIS and such other broker-dealers (including Park Avenue Securities LLC, a wholly owned subsidiary of GIAC) are members of the National Association of Securities Dealers, Inc.

GIAC will generally pay commissions to these individuals or broker-dealer firms for the sale of contracts. When we compensate a firm, the representative responsible for the sale of the contract will receive a portion of the compensation based on the practice of the firm. Commissions may vary, but will not exceed the limits of applicable laws and regulations.


-------------
34 PROSPECTUS                                   YOUR RIGHTS AND RESPONSIBILITIES
-------------

There may be several compensation programs from which these individuals or firms may choose. One compensation program is based on a percentage of each contract premium payment not expected to exceed 4.5%. Other compensation programs may provide a lower initial commission on each premium payment but allow for ongoing annual compensation based on a percentage of the contract value. Typically, the additional annual compensation begins only after the completion of a certain number of contract years. Also, additional annual compensation may be payable while certain contract riders are in effect. The maximum annual compensation possible based on contract value is 1%.

We reserve the right to pay any compensation permissible under applicable state law and regulations, including for example, additional sales or service compensation while a contract is in force or additional amounts paid in connection with special promotional incentives. In addition, we may compensate certain individuals or firms for the sale of contracts in the form of commission overrides, expense allowances, bonuses, wholesaler fees and training allowances. Individuals may also qualify for non-cash compensation such as expense-paid trips and educational seminars.

If you return your contract under the right to cancel provisions, the representative may have to return some or all of any commissions we have paid.

The fees and charges imposed under the contract defray the costs of commissions and other sales expenses. You are not charged directly for commissions or other compensation paid for the sale of contracts.

The principal underwriter of the contracts is GIS, located at 7 Hanover Square, New York, New York 10004.


                                                                   -------------
YOUR RIGHTS AND RESPONSIBILITIES                                   PROSPECTUS 35
                                                                   -------------

--------------------------------------------------------------------------------
SPECIAL TERMS USED IN THIS PROSPECTUS
--------------------------------------------------------------------------------

Accumulation Period: The period between the issue date of the contract and the retirement date.

Accumulation Unit: A measure used to determine the value of a contract owner's interest under the contract before annuity payments begin. The contract has variable accumulation units and fixed accumulation units.

Accumulation Value: The value of all the accumulation units in the variable investment options and/or the fixed-rate option credited to a contract.

Annuitant: The person on whose life the annuity payments are based and on whose death, prior to the retirement date, benefits under the contract are paid.

Annuity Payments: Periodic payments, either variable or fixed in nature, made by GIAC to the contract owner at monthly intervals after the retirement date.

Annuity Unit: A measure used to determine the amount of any variable annuity payment.

Business day: Each day the New York Stock Exchange is open for trading and GIAC is open for business.

Beneficiary: The person named in the contract to receive the death benefit if the contract owner or the annuitant dies.

Contract Anniversary Date: The annual anniversary measured from the issue date of the contract.

Contract owner: You (or your); the person(s) or entity designated as the owner in the contract.

Funds: The open-end management investment companies, each corresponding to a variable investment option. The Funds are listed on the front cover of this prospectus.

Good Order: Notice from any party authorized to initiate a transaction under this contract, received in a format satisfactory to GIAC at its customer service office, that contains all information required by GIAC to process that transaction.

Retirement Date: The date on which annuity payments under the contract begin.

Valuation Period: The time period from the determination of one accumulation unit and annuity unit value to the next.

Variable Investment Options: The Funds underlying the contract are the variable investment options - as distinguished from the fixed-rate option - available for allocations of net premium payments and accumulation values.


-------------
36 PROSPECTUS                              SPECIAL TERMS USED IN THIS PROSPECTUS
-------------

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

LEGAL PROCEEDINGS

Neither the Separate Account nor GIAC is a party to any pending material legal proceeding.

WHERE TO GET MORE INFORMATION

Our Statement of Additional Information (SAI) has more details about the contracts described in this prospectus. If you would like a free copy, please call us toll-free at 1-800-221-3253, or write to us at the following address:

The Guardian Insurance & Annuity Company, Inc.
Customer Service Office
Box 26210
Lehigh Valley, Pennsylvania 18002

The SAI contains the following information:

o     Services to the Separate Account

o     Annuity payments

o     Tax status of the contracts

o     Performance Data

o     Calculation of yield quotations for The Guardian Cash Fund

o     Performance comparisons

o     Valuation of assets of the Separate Account

o     Transferability restrictions

o     Experts - Financial statements


                                                                   -------------
OTHER INFORMATION                                                  PROSPECTUS 37
                                                                   -------------

--------------------------------------------------------------------------------
APPENDIX A SUMMARY FINANCIAL INFORMATION
--------------------------------------------------------------------------------


The following two charts containing accumulation unit information for the time periods indicated are derived from the financial statements of Separate Account A, which were audited by PricewaterhouseCoopers LLP, independents accountants, for the year ending December 31, 2002. The data in the charts should be read in conjunction with the financial statements, related notes and other financial information for Separate Account D which are included in the Statement of Additional Information.


The Separate Account commenced operations on January 18, 1982. All accumulation unit values when they first became available began at an accumulation unit value of $10.00. If no data appears for a particular accumulation unit value, then that funding option was not available at that time or there were no outstanding accumulation units. The accumulation unit value as indicated for the end of one year is also the accumulation unit value at the beginning of the next year. All footnotes appear at the end of the charts.

There are no outstanding accumulation units for contracts including the contract anniversary death benefit rider. Therefore, no information is presented in the table for this contract type.

Variable accumulation unit value for an accumulation unit value outstanding throughout the period:

                                                                                                   CONTRACT TYPE
                                                                                         -------------------------------
                                                                                                              7-YEAR
                                                                                                               DEATH
                                                                            YEAR                             BENEFIT
INVESTMENT OPTION                                                            END            BASIC              RIDER (1)
------------------------------------------------------------------------------------------------------------------------
The Guardian Cash Fund                                                      2002         $ 27.98              $11.54
                                                                            2001           27.91               11.55
                                                                            2000           27.21               11.29
                                                                            1999           25.92               10.79
                                                                            1998           24.98               10.43
                                                                            1997           24.00               10.50
                                                                            1996           23.05                  --
                                                                            1995           22.17                  --
                                                                            1994           21.22                  --
                                                                            1993           20.64                  --
------------------------------------------------------------------------------------------------------------------------
The Guardian Stock Fund                                                     2002           74.18                7.90
                                                                            2001           94.69               10.11
                                                                            2000          121.73               13.04
                                                                            1999          150.64               16.19
                                                                            1998          115.98               12.50
                                                                            1997           97.72               10.56
                                                                            1996           72.79                  --
                                                                            1995           57.93                  --
                                                                            1994           43.45                  --
                                                                            1993           44.44                  --
------------------------------------------------------------------------------------------------------------------------
The Guardian Bond Fund                                                      2002           43.20               13.33
                                                                            2001           39.86               12.33
                                                                            2000           36.97               11.47
                                                                            1999           33.94               10.56
                                                                            1998           34.57               10.79
                                                                            1997           32.29               10.11
                                                                            1996           29.92                  --
                                                                            1995           29.38                  --
                                                                            1994           25.23                  --
                                                                            1993           26.39                  --
------------------------------------------------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund                                           2002           10.32                9.11
                                                                            2001           12.34               10.92
                                                                            2000           13.52               12.00
                                                                            1999           14.13               12.58
                                                                            1998           10.57                9.44
                                                                            1997           11.32(2)            10.15
------------------------------------------------------------------------------------------------------------------------


-------------
38 PROSPECTUS                                                           APPENDIX
-------------

The Guardian Insurance & Annuity Company, Inc.

APPENDIX A

                                                                                                   CONTRACT TYPE
                                                                                         -------------------------------
                                                                                                              7-YEAR
                                                                                                               DEATH
                                                                            YEAR                             BENEFIT
INVESTMENT OPTION                                                            END            BASIC              RIDER (1)
------------------------------------------------------------------------------------------------------------------------
The Guardian VC 500 Index Fund (6)                                          2002          $ 6.44              $ 6.39
                                                                            2001            8.38                8.34
                                                                            2000            9.61                  --
------------------------------------------------------------------------------------------------------------------------
The Guardian VC Asset Allocation Fund (6)                                   2002            7.47                  --
                                                                            2001            9.42                  --
                                                                            2000           10.45                  --
------------------------------------------------------------------------------------------------------------------------
The Guardian VC High Yield Bond Fund (6)                                    2002            9.90                9.81
                                                                            2001            9.87                  --
                                                                            2000            9.62                  --
------------------------------------------------------------------------------------------------------------------------
Gabelli Capital Asset Fund                                                  2002           19.74               12.39
                                                                            2001           23.27               14.65
                                                                            2000           22.91               14.46
                                                                            1999           21.92               13.88
                                                                            1998           18.48               11.74
                                                                            1997           16.71               10.64
                                                                            1996           11.83                  --
                                                                            1995           10.76(3)               --
------------------------------------------------------------------------------------------------------------------------
Baillie Gifford International Fund                                          2002           15.08                8.75
                                                                            2001           18.50               10.77
                                                                            2000           23.47               13.70
                                                                            1999           29.63               17.35
                                                                            1998           21.51               12.63
                                                                            1997           17.93               10.56
                                                                            1996           16.18                  --
                                                                            1995           14.15                  --
                                                                            1994           12.85                  --
                                                                            1993           12.87                  --
------------------------------------------------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund                                       2002            9.30                9.26
                                                                            2001           10.02               10.02
                                                                            2000            9.52                9.55
                                                                            1999           13.32               13.40
                                                                            1998            7.81                7.88
                                                                            1997           10.77               10.90
                                                                            1996           10.67                  --
                                                                            1995            8.65                  --
                                                                            1994            8.79(5)               --
------------------------------------------------------------------------------------------------------------------------
Value Line Centurion Fund                                                   2002           49.51                8.83
                                                                            2001           64.89               11.61
                                                                            2000           78.33               14.06
                                                                            1999           90.38               16.27
                                                                            1998           71.18               12.85
                                                                            1997           56.40               10.21
                                                                            1996           46.92                  --
                                                                            1995           40.38                  --
                                                                            1994           29.12                  --
                                                                            1993           30.07                  --
------------------------------------------------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust                                 2002           41.93               11.84
                                                                            2001           48.41               13.71
                                                                            2000           56.15               15.95
                                                                            1999           55.62               15.85
                                                                            1998           45.18               12.91
                                                                            1997           35.80               10.26
                                                                            1996           31.26                  --
                                                                            1995           27.25                  --
                                                                            1994           21.41                  --
                                                                            1993           22.73                  --
------------------------------------------------------------------------------------------------------------------------


                                                                   -------------
APPENDIX                                                           PROSPECTUS 39
                                                                   -------------

The Guardian Insurance & Annuity Company, Inc.

APPENDIX A

                                                                                                   CONTRACT TYPE
                                                                                         -------------------------------
                                                                                                              7-YEAR
                                                                                                               DEATH
                                                                            YEAR                             BENEFIT
INVESTMENT OPTION                                                            END            BASIC              RIDER (1)
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund (6)                                      2002          $ 5.43              $ 5.38
                                                                            2001            7.25                7.21
                                                                            2000            9.54                9.52
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund (6)                                          2002            5.42                5.38
                                                                            2001            7.35                7.32
                                                                            2000           10.30               10.28
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund (6)                                            2002            5.54                5.50
                                                                            2001            8.03                7.99
                                                                            2000            9.27                9.25
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth & Income Portfolio (7)                             2002            8.00                7.95
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Premier Growth Portfolio (7)                              2002            7.91                  --
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Technology Portfolio (7)                                  2002            6.81                  --
------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Value Portfolio (7)                                       2002            8.51                  --
------------------------------------------------------------------------------------------------------------------------
Davis Financial Portfolio (6)                                               2002            8.99                8.91
                                                                            2001           10.92               10.87
                                                                            2000           12.30                  --
------------------------------------------------------------------------------------------------------------------------
Davis Real Estate Portfolio (6)                                             2002           12.47               12.37
                                                                            2001           11.89               11.83
                                                                            2000           11.38                  --
------------------------------------------------------------------------------------------------------------------------
Davis Value Portfolio (6)                                                   2002            7.61                7.56
                                                                            2001            9.18                9.14
                                                                            2000           10.35               10.33
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (Service Class) (6)                       2002            7.82                7.76
                                                                            2001            8.72                8.68
                                                                            2000           10.05               10.03
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (Service Class) (6)                    2002            8.43                8.36
                                                                            2001           10.25               10.20
                                                                            2000           10.91                  --
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio (Service Class) (6)             2002            6.21                  --
                                                                            2001            8.04                  --
                                                                            2000            9.49                  --
------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio (Service Class) (6)                          2002           10.86               10.78
                                                                            2001           12.18               12.12
                                                                            2000           12.73               12.70
------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities (Class 2) (7)                                   2002            7.97                7.95
------------------------------------------------------------------------------------------------------------------------
Janus Aspen Mid Cap Growth Portfolio (formerly Janus Aspen Aggressive Growth
  Portfolio (Institutional Shares) (6)                                      2002            3.62                3.60
                                                                            2001            5.08                5.06
                                                                            2000            8.47                8.46
------------------------------------------------------------------------------------------------------------------------
Janus Aspen Capital Appreciation Portfolio (Institutional Shares) (6)       2002            5.98                5.93
                                                                            2001            7.16                7.13
                                                                            2000            9.24                9.22
------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio (Institutional Shares) (6)                     2002            5.03                4.99
                                                                            2001            6.91                6.88
                                                                            2000            9.27                9.26
------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio (Institutional Shares) (6)           2002            5.18                5.14
                                                                            2001            7.03                6.99
                                                                            2000            9.15                9.13
------------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series (Initial Class) (6)                              2002            4.01                3.98
                                                                            2001            6.12                6.09
                                                                            2000            9.29                9.27
------------------------------------------------------------------------------------------------------------------------


-------------
40  PROSPECTUS                                                          APPENDIX
-------------

The Guardian Insurance & Annuity Company, Inc.

APPENDIX A

                                                                                                   CONTRACT TYPE
                                                                                         -------------------------------
                                                                                                              7-YEAR
                                                                                                               DEATH
                                                                            YEAR                             BENEFIT
INVESTMENT OPTION                                                            END            BASIC              RIDER (1)
------------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series (Initial Class)                                  2002          $ 8.57              $ 8.65
                                                                            2001           10.95               11.09
                                                                            2000           13.16               13.36
                                                                            1999           13.31               13.56
                                                                            1998           12.60               12.87
                                                                            1997           10.40 (2)           10.66
------------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series (Initial Class) (6)                                2002            6.75                6.69
                                                                            2001            9.97                9.92
                                                                            2000           10.60               10.58
------------------------------------------------------------------------------------------------------------------------
MFS Research Series (Initial Class) (6)                                     2002            5.65                5.61
                                                                            2001            7.56                7.52
                                                                            2000            9.69                9.68
------------------------------------------------------------------------------------------------------------------------
MFS Total Return Series (Initial Class) (6)                                 2002           10.48               10.40
                                                                            2001           11.16               11.11
                                                                            2000           11.24                  --
------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust Government Portfolio (Class II) (7)        2002           10.64               10.62
------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust Growth and Income Portfolio (Class II) (7) 2002            8.25                8.23
------------------------------------------------------------------------------------------------------------------------

Number of accumulation units outstanding at the end of the indicated period:

                                                                                                CONTRACT TYPE
                                                                                      -------------------------------
                                                                                                           7-YEAR
                                                                                                            DEATH
                                                                            YEAR                          BENEFIT
INVESTMENT OPTION                                                            END         BASIC              RIDER (1)
---------------------------------------------------------------------------------------------------------------------
The Guardian Cash Fund                                                      2002       2,431,591          145,197
                                                                            2001       2,543,027          277,837
                                                                            2000       2,574,120          231,213
                                                                            1999       2,995,641          336,117
                                                                            1998       3,345,375          319,565
                                                                            1997       3,499,421          125,260
                                                                            1996       4,509,040               --
                                                                            1995       4,672,497               --
                                                                            1994       6,438,018               --
                                                                            1993       6,589,218               --
---------------------------------------------------------------------------------------------------------------------
The Guardian Stock Fund                                                     2002       2,291,712        1,055,188
                                                                            2001       2,853,376        1,183,214
                                                                            2000       3,456,063        1,514,490
                                                                            1999       3,916,386        1,609,305
                                                                            1998       4,776,931        1,089,755
                                                                            1997       5,590,873          734,279
                                                                            1996       6,076,328               --
                                                                            1995       6,703,809               --
                                                                            1994       6,852,186               --
                                                                            1993       7,151,131               --
---------------------------------------------------------------------------------------------------------------------


                                                                   -------------
APPENDIX                                                           PROSPECTUS 41
                                                                   -------------

The Guardian Insurance & Annuity Company, Inc.

APPENDIX A

                                                                                                CONTRACT TYPE
                                                                                      -------------------------------
                                                                                                           7-YEAR
                                                                                                            DEATH
                                                                            YEAR                          BENEFIT
INVESTMENT OPTION                                                            END         BASIC              RIDER (1)
---------------------------------------------------------------------------------------------------------------------
The Guardian Bond Fund                                                      2002       1,285,709          124,120
                                                                            2001       1,246,728          118,055
                                                                            2000       1,263,771          106,984
                                                                            1999       1,565,455          140,479
                                                                            1998       1,964,674          168,908
                                                                            1997       2,214,393           40,479
                                                                            1996       2,616,670               --
                                                                            1995       3,423,163               --
                                                                            1994       3,797,375               --
                                                                            1993       4,624,824               --
---------------------------------------------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund                                           2002         479,166           21,671
                                                                            2001         517,680           16,484
                                                                            2000         586,234           22,518
                                                                            1999         472,093           24,963
                                                                            1998         568,862           28,314
                                                                            1997         651,967(2)        34,958
---------------------------------------------------------------------------------------------------------------------
The Guardian VC 500 Index Fund (6)                                          2002         413,646           26,258
                                                                            2001         242,907            4,526
                                                                            2000          68,032               --
---------------------------------------------------------------------------------------------------------------------
The Guardian VC Asset Allocation Fund (6)                                   2002          45,137               --
                                                                            2001          73,821               --
                                                                            2000          25,577               --
---------------------------------------------------------------------------------------------------------------------
The Guardian VC High Yield Bond Fund (6)                                    2002          44,601              268
                                                                            2001          23,569               --
                                                                            2000           6,477               --
---------------------------------------------------------------------------------------------------------------------
Gabelli Capital Asset Fund                                                  2002         408,632           41,677
                                                                            2001         443,223           36,223
                                                                            2000         244,557           29,112
                                                                            1999         385,092           69,116
                                                                            1998         487,073           82,295
                                                                            1997         389,514            4,315
                                                                            1996         232,888               --
                                                                            1995         181,843(3)            --
---------------------------------------------------------------------------------------------------------------------
Baillie Gifford International Fund                                          2002         666,980           54,391
                                                                            2001         795,385           68,303
                                                                            2000         971,435          147,370
                                                                            1999       1,153,489          144,167
                                                                            1998       1,377,239          104,476
                                                                            1997       1,643,055           85,978
                                                                            1996       2,056,413               --
                                                                            1995       2,393,470               --
                                                                            1994       3,056,741               --
                                                                            1993       2,613,593               --
---------------------------------------------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund                                       2002         284,257            2,561
                                                                            2001         295,604            1,816
                                                                            2000         381,117            5,799
                                                                            1999         544,584           14,343
                                                                            1998         263,502            8,161
                                                                            1997         559,108           20,597
                                                                            1996         548,268               --
                                                                            1995         383,253               --
                                                                            1994         148,085(5)            --
---------------------------------------------------------------------------------------------------------------------


-------------
42  PROSPECTUS                                                          APPENDIX
-------------

The Guardian Insurance & Annuity Company, Inc.

APPENDIX A

                                                                                                CONTRACT TYPE
                                                                                      -------------------------------
                                                                                                           7-YEAR
                                                                                                            DEATH
                                                                            YEAR                          BENEFIT
INVESTMENT OPTION                                                            END         BASIC              RIDER (1)
---------------------------------------------------------------------------------------------------------------------
Value Line Centurion Fund                                                   2002       1,852,562          622,814
                                                                            2001       2,136,987          650,833
                                                                            2000       2,403,460          729,689
                                                                            1999       2,822,201          770,756
                                                                            1998       3,076,007          586,543
                                                                            1997       3,620,476          191,677
                                                                            1996       4,202,143               --
                                                                            1995       4,570,242               --
                                                                            1994       4,790,568               --
                                                                            1993       5,470,792               --
---------------------------------------------------------------------------------------------------------------------
Value Line Strategic Asset Management Trust                                 2002       1,672,130          271,791
                                                                            2001       2,038,740          342,391
                                                                            2000       2,465,647          403,907
                                                                            1999       2,820,532          421,493
                                                                            1998       3,314,960          295,200
                                                                            1997       3,910,164          177,954
                                                                            1996       4,418,320               --
                                                                            1995       4,843,445               --
                                                                            1994       5,312,863               --
                                                                            1993       6,033,999               --
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund (6)                                      2002          98,605            4,747
                                                                            2001         101,635            7,283
                                                                            2000          94,377            4,740
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Global Utilities Fund (6)                                          2002          13,777            1,465
                                                                            2001          20,994            1,465
                                                                            2000          18,816            1,465
---------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund (6)                                            2002          54,388            4,480
                                                                            2001          75,616            6,446
                                                                            2000          43,490            5,645
---------------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth & Income Portfolio (7)                             2002           2,106              118
---------------------------------------------------------------------------------------------------------------------
AllianceBernstein Premier Growth Portfolio (7)                              2002              34               --
---------------------------------------------------------------------------------------------------------------------
AllianceBernstein Technology Portfolio (7)                                  2002           2,235               --
---------------------------------------------------------------------------------------------------------------------
AllianceBernstein Value Portfolio (7)                                       2002           1,226               --
---------------------------------------------------------------------------------------------------------------------
Davis Financial Portfolio (6)                                               2002          40,624              408
                                                                            2001          50,488            2,658
                                                                            2000          48,357               --
---------------------------------------------------------------------------------------------------------------------
Davis Real Estate Portfolio (6)                                             2002          74,949            9,637
                                                                            2001          26,189            4,676
                                                                            2000          12,678               --
---------------------------------------------------------------------------------------------------------------------
Davis Value Portfolio (6)                                                   2002         133,885            8,319
                                                                            2001         115,872            9,633
                                                                            2000          20,413            6,130
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund Portfolio (Service Class) (6)                       2002         118,692            4,658
                                                                            2001         106,175            4,049
                                                                            2000          34,243            3,186
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio (Service Class) (6)                    2002         127,302            1,395
                                                                            2001          74,120            4,866
                                                                            2000          25,387               --
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Opportunities Portfolio (Service Class) (6)             2002          22,724               --
                                                                            2001             876               --
                                                                            2000           1,819               --
---------------------------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio (Service Class) (6)                          2002         319,040            8,931
                                                                            2001         327,910           15,996
                                                                            2000         362,045           42,703
---------------------------------------------------------------------------------------------------------------------


                                                                   -------------
APPENDIX                                                           PROSPECTUS 43
                                                                   -------------

The Guardian Insurance & Annuity Company, Inc.

APPENDIX A

                                                                                                CONTRACT TYPE
                                                                                      -------------------------------
                                                                                                           7-YEAR
                                                                                                            DEATH
                                                                            YEAR                          BENEFIT
INVESTMENT OPTION                                                            END         BASIC              RIDER (1)
---------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities (Class 2) (7)                                   2002          14,588              767
---------------------------------------------------------------------------------------------------------------------
Janus Aspen Mid Cap Growth Portfolio (formerly Janus Aspen
  Aggressive Growth Portfolio (Institutional Shares) (6)                    2002         194,579            4,047
                                                                            2001         295,486           15,032
                                                                            2000         331,141           10,750
---------------------------------------------------------------------------------------------------------------------
Janus Aspen Capital Appreciation Portfolio (Institutional Shares) (6)       2002          95,957            5,241
                                                                            2001         160,167            6,556
                                                                            2000         188,723            2,840
---------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio (Institutional Shares) (6)                     2002          86,763            2,899
                                                                            2001         158,988            4,341
                                                                            2000         147,576            4,225
---------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio (Institutional Shares) (6)           2002         206,380            5,223
                                                                            2001         268,921            9,225
                                                                            2000         244,973            9,247
---------------------------------------------------------------------------------------------------------------------
MFS Emerging Growth Series (Initial Class) (6)                              2002          74,793            3,714
                                                                            2001          72,184            5,528
                                                                            2000          27,588            5,397
---------------------------------------------------------------------------------------------------------------------
MFS Investors Trust Series (Initial Class)                                  2002         136,220            4,156
                                                                            2001         153,926            4,533
                                                                            2000         233,869            7,037
                                                                            1999         333,700           11,618
                                                                            1998         427,295           11,842
                                                                            1997          73,032(2)            15
---------------------------------------------------------------------------------------------------------------------
MFS New Discovery Series (Initial Class) (6)                                2002          59,143            7,032
                                                                            2001         116,747            1,658
                                                                            2000          60,146              715
---------------------------------------------------------------------------------------------------------------------
MFS Research Series (Initial Class) (6)                                     2002           8,586              500
                                                                            2001          14,814              681
                                                                            2000           7,198              681
---------------------------------------------------------------------------------------------------------------------
MFS Total Return Series (Initial Class) (6)                                 2002         241,880           14,160
                                                                            2001         209,028           14,992
                                                                            2000          16,220               --
---------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust Government Portfolio
  (Class II shares) (7)                                                     2002          74,987           12,869
---------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust Growth and Income Portfolio
  (Class II shares) (7)                                                     2002          11,423            1,255
---------------------------------------------------------------------------------------------------------------------

1. The 7 Year Enhanced Death Benefit rider became available under this contract commencing November 12, 1997.

2.    Commencing July 16, 1997.

3.    Commencing May 1, 1995.

4.    Commencing February 8, 1991.

5.    Commencing October 17, 1994.

6.    Commencing May 1, 2000.

7.    Commencing May 1, 2002.


-------------
44  PROSPECTUS                                                          APPENDIX
-------------

VALUEGUARDII

THE GUARDIAN SEPARATE ACCOUNT A
OF

THE GUARDIAN INSURANCE & Annuity Company, Inc.


Statement of Additional Information dated May 1, 2003

This Statement of Additional Information is not a prospectus but should be read in conjunction with the current Prospectus for The Guardian Separate Account A (marketed under the name "Value Guard II") dated May 1, 2003.


A free Prospectus is available upon request by writing or calling:

                 The Guardian Insurance & Annuity Company, Inc.
                             Customer Service Office
                                 P.O. Box 26210
                        Lehigh Valley, Pennsylvania 18002

                                 1-800-221-3253

Read the Prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the Prospectus.

          TABLE OF CONTENTS
                                                                           Page
                                                                           ----

          Services to the Separate Account .............................   B-2

          Annuity Payments .............................................   B-2

          Tax Status of the Contracts ..................................   B-3

          Performance Data .............................................   B-3

          Calculation of Yield Quotations for The Guardian Cash Fund ...   B-4

          Performance Comparisons ......................................   B-5

          Valuation of Assets of the Separate Account ..................   B-5

          Transferability Restrictions .................................   B-5

          Experts -- Financial Statements ..............................   B-5



EB-013285 5/03



                                                                             ---
STATEMENT OF ADDITIONAL INFORMATION                                          B-1
                                                                             ---

SERVICES TO THE SEPARATE ACCOUNT

The Guardian Insurance & Annuity Company, Inc. ("GIAC") maintains the books and records of The Guardian Separate Account A (the "Separate Account"). GIAC, a wholly owned subsidiary of The Guardian Life Insurance Company of America, acts as custodian of the assets of the Separate Account. GIAC bears all expenses incurred in the operations of the Separate Account, except the mortality and expense risk charge and the annual contract administration fee (as described in the Prospectus), which are borne by the contract owners.


Guardian Investor Services LLC ("GIS"), a wholly owned subsidiary of GIAC, serves as principal underwriter for the Separate Account pursuant to a distribution and service agreement between GIAC and GIS. The contracts are offered continuously and are sold by GIAC insurance agents who are registered representatives of GIS or of other broker-dealers which have selling agreements with GIS and GIAC. In the years 2002, 2001, and 2000, GIAC paid commissions through GIS with respect to the sales of variable annuity contracts in the amount of $39,993,217, $33,476,514, and $48,391,404, respectively.


ANNUITY PAYMENTS

Determination of the first monthly annuity payment: at the time annuity payments begin, the value of the contract owner's account (or if a group contract, the amount applied for a participant as stated by the contract owner) is determined by multiplying the appropriate accumulation unit value on the valuation date ten
(10) days before the date the first annuity payment is due by the corresponding number of accumulation units credited to the contract owner's account (or if a group contract, the amount applied for a participant as stated by the contract owner) as of the date the first annuity payment is due, less any applicable premium taxes not previously deducted.

The contracts contain tables reflecting the dollar amount of the first monthly payment which can be purchased with each $1,000 of value accumulated under the contract. The amount depends on the form of annuity, the sex (except in those states which require "unisex" rates) and the nearest age of the annuitant(s). The first annuity payment is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract (or if a group contract, the amount applied for a participant as stated by the contract owner). Currently, we are using annuity purchase rates we believe to be more favorable to you than those in your contract. We may change these rates from time to time, but the rate will never be less favorable than those guaranteed in your contract.

Value of an Annuity Unit: The value of an annuity unit is determined independently for each of the variable investment options. For any valuation period, the value of an annuity unit is equal to the value for the immediately preceding valuation period multiplied by the annuity change factor for the current valuation period. The annuity unit value for a valuation period is the value determined as of the end of such period. The annuity change factor is equal to the net investment factor for the same valuation period adjusted to neutralize the assumed 4% investment return used in determining the amounts of annuity payable. The net investment factor is reduced by the amount of the mortality and expense risk charge on an annual basis during the life of the contract. The dollar amount of any monthly payment due after the first monthly payment under an annuity option will be determined by multiplying the number of annuity units by the value of an annuity unit for the valuation period ending ten (10) days prior to the valuation period in which the monthly payment is due.

Determination of the second and subsequent monthly annuity payments: the amount of the second and subsequent annuity payments is determined by multiplying the number of annuity units by the appropriate annuity unit value as of the valuation date 10 days prior to the day such payment is due. The number of annuity units under a contract is determined by dividing the first monthly payment by the value of the appropriate annuity unit on the date of such payment. This number of annuity units remains fixed during the annuity payment period, provided no transfers among the variable investment options are made.

The assumed investment return of 4% under the contract is the measuring point for subsequent annuity payments. If the actual net investment return (on an annual basis) remains constant at 4%, the annuity payments will remain constant. If the actual net investment rate exceeds 4%, the payment will increase at a return equal to the amount of such excess. Conversely, if the actual return is less than 4%, annuity payments will decrease.


---
B-2                                              THE GUARDIAN SEPARATE ACCOUNT A
---

The second and subsequent monthly payments made under the fixed-rate option will be equal to the amount of the first monthly fixed annuity payment.

TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

Diversification Requirements. The Internal Revenue Code of 1986, as amended ("Code") requires that the investments of each investment division of the separate account underlying the contracts be "adequately diversified" in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our contracts, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, have not been explicitly addressed in published rulings. While we believe that the contracts do not give owners investment control over separate account assets, we reserve the right to modify the contracts as necessary to prevent an owner from being treated as the owner of the separate account assets supporting the contract.

Required Distributions. In order to be treated as annuity contract for Federal income tax purposes, section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of a holder of the contract. Specifically, section 72(s) requires that (a) if any holder dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such holder's death; and (b) if any holder dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such holder's death. These requirements will be considered satisfied as to any portion of a holder's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the holder's death. The designated beneficiary refers to a natural person designated by the holder as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased holder, the contract may be continued with the surviving spouse as the new holder.

The non-qualified contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to qualified contracts.

PERFORMANCE DATA

We may show performance results for each of the Separate Account's Investment Divisions for various time periods. These results are not an estimate or guarantee of future investment performance, and do not represent the actual experience of amounts invested by a particular contract owner. Performance information provides standardized results for the Separate Account's commencement of operations (January 18, 1982) or, if later, the availability of the Investment Division within the Separate Account. Moreover, certain performance information for each Investment Division will reflect the investment experience of its underlying Fund for periods prior to the commencement of operations of the Separate Account if the Fund existed prior to such date. Such results will be calculated by applying all contract and Separate Account level charges to the historical Fund performance results for such prior periods. During such prior


                                                                             ---
STATEMENT OF ADDITIONAL INFORMATION                                          B-3
                                                                             ---
periods, several of the Funds will have been utilized as the underlying Funds for other separate accounts of GIAC which were established in connection with the issuance of other variable contracts.

Average Annual Total Return Calculations

Average annual total return calculations illustrate each Investment Division's average annual total return over the periods shown. The average annual total return for an Investment Division for a specified period is determined by reference to a hypothetical $1,000 investment that includes capital appreciation and depreciation for the stated period, according to the following formula:

                                P(1 + T)^n = ERV

Where:  P   = a hypothetical purchase of $1,000 from which no sales load is deducted.
        T   = average annual total return.
        n   = number of years.
        ERV = ending redeemable value of the hypothetical $1,000 purchase at the end of the period.

The calculations assume that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period, that no transfers or additional purchase payments were made and that the surrender of the contract is at the end of each period. The Investment Division's average annual total return is the annual rate that would be necessary to achieve the ending value of an investment kept in the Investment Division for the period specified. Two types of average annual total return calculations can be shown -- standard and non-standard. Standard average annual return calculations reflect all charges assessed against a contract and at the Separate Account level except for any annuity taxes that may be payable. The charges reflected include any applicable contingent deferred sales charge; the mortality and expense risk charge; and a pro-rated portion of the contract administration fee. See the Prospectus for a detailed description of such charges.

Non-standard average annual total returns are calculated in the same manner as standard returns but may utilize different assumptions and time periods.

CALCULATION OF YIELD QUOTATIONS FOR THE GUARDIAN CASH FUND

The yield of the Investment Division of the Separate Account investing in The Guardian Cash Fund represents the net change, exclusive of gains and losses realized by the Investment Division or The Guardian Cash Fund and unrealized appreciation and depreciation with respect to the portfolio securities of The Guardian Cash Fund, in the value of a hypothetical pre-existing contract that is credited with one accumulation unit at the beginning of the period for which yield is determined (the "base period"). The base period generally will be a seven-day period. The current yield for a base period is calculated by dividing
(i) the net change in the value of the contract for the base period (see "Accumulation Period" in the Prospectus) by (ii) the value of the contract at the beginning of the base period and multiplying the result by 365/7. Deductions from purchase payments (for example, any applicable annuity taxes) and any applicable contingent deferred sales charge assessed at the time of withdrawal or annuitization are not reflected in the computation of current yield of the investment division. The determination of net change in contract value does reflect all deductions that are charged to a contract owner, in proportion to the length of the base period and the investment division's average contract size.

Yield also may be calculated on an effective or compound basis, which assumes continual reinvestment by the Investment Division throughout an entire year of net income earned by the Investment Division at the same rate as net income is earned in the base period. The effective or compound yield for a base period is calculated by (A) dividing (i) the net change in the value of the contract for the base period by (ii) the value of the contract as of the beginning of the base period, (B) adding 1 to the result, (C) raising the sum to a power equal to 365 divided by the number of days in the base period, and (D) subtracting 1 from the result.


---
B-4                                              THE GUARDIAN SEPARATE ACCOUNT A
---

The yield of The Guardian Cash Fund Investment Division will vary depending on prevailing interest rates, the operating expenses and the quality, maturity and type of instruments held in the portfolio of The Guardian Cash Fund. Consequently, no yield quotation should be considered as representative of what the yield of the subdivision may be for any specified period in the future. The Guardian Cash Fund Investment Division's respective yields are not guaranteed.


The current and effective annualized yields for the Investment Division investing in The Guardian Cash Fund for the seven-day period ending December 31, 2002 were 0.93% and 0.93%, respectively, calculated as described above.


PERFORMANCE COMPARISONS

Advertisements and sales literature for the Separate Account's Investment Divisions and their underlying Funds may compare their performance to other investment vehicles and the separate accounts of other insurance companies as reflected in independent performance data furnished by sources such as Lipper Analytical Services, Inc., Morningstar, and Variable Annuity Research & Data Service, all of which are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. The performance analysis prepared by such services rank issuers on the basis of total return, assuming reinvestment of distributions, but may not take sales charges, redemption fees, or certain expense deductions into consideration. In addition, promotional materials may also compare a Fund's performance to one or more indices of the types of securities which the Fund buys and sells for its portfolio. Performance comparisons may be illustrated by tables, graphs or charts.

VALUATION OF ASSETS OF THE SEPARATE ACCOUNT

The value of Fund shares held in each Separate Account Investment Division at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Fund has been suspended, or payment of redemption value has been postponed for the sole purpose of computing annuity payments, the shares held in the Separate Account (and annuity units) may be valued at fair value as determined in good faith by the Board of Directors of GIAC.

TRANSFERABILITY RESTRICTIONS

Where a contract is owned in conjunction with a retirement plan qualified under the Internal Revenue Code, a tax-sheltered annuity program or individual retirement account, and notwithstanding any other provisions of the contract, the contract owner may not change the ownership of the contract nor may the contract be sold, assigned or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than GIAC, unless the contract owner is the trustee of an employee trust qualified under the Internal Revenue Code of 1986, the custodian of a custodial account treated as such, or the employer under a qualified non-trustee pension plan.

EXPERTS


The consolidated financial statements of GIAC as of December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002 and the financial statements of the Separate Account as of December 31, 2002 and for the periods ended December 31, 2002 and 2001, included in this Statement of Additional Information have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


                                                                             ---
STATEMENT OF ADDITIONAL INFORMATION                                          B-5
                                                                             ---

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS OF
THE GUARDIAN SEPARATE ACCOUNT A
--------------------------------------------------------------------------------

The Guardian Separate Account A

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2002

                                                                                 Investment Divisions
                                                             ----------------------------------------------------------
                                                                                                               Guardian
                                                                                 Guardian       Guardian        VC High
                                                                  Guardian         VC 500       VC Asset          Yield
                                                                     Stock          Index     Allocation           Bond
                                                             -------------   ------------   ------------   ------------
Assets:
   Shares owned in underlying fund .......................       7,957,317        441,935         51,004         63,744
   Net asset value per share (NAV) .......................           22.71           6.44           6.78           7.61
                                                             -------------   ------------   ------------   ------------
     Total Assets (Shares x NAV) .........................   $ 180,710,673   $  2,846,062   $    345,808   $    485,091
Liabilities:
   Due to The Guardian Insurance & Annuity Company, Inc. .         265,338         16,004          8,609          6,442
                                                             -------------   ------------   ------------   ------------
     Net Assets ..........................................   $ 180,445,335   $  2,830,058   $    337,199   $    478,649
                                                             =============   ============   ============   ============

Net Assets: Regular Contract
   Contract value in accumulation period .................   $ 170,006,298   $  2,662,372   $    337,199   $    441,489
                                                             -------------   ------------   ------------   ------------
     Net Assets ..........................................   $ 170,006,298   $  2,662,372   $    337,199   $    441,489
     Units Outstanding ...................................       2,291,712        413,646         45,137         44,601
     Unit Value (accumulation) ...........................   $       74.18   $       6.44   $       7.47   $       9.90

Net Assets: 7 Year Enhanced Death Benefit Rider
   Contract value in accumulation period .................   $   8,335,488   $    167,686   $         --   $      2,630
                                                             -------------   ------------   ------------   ------------
     Net Assets ..........................................   $   8,335,488   $    167,686   $         --   $      2,630
     Units Outstanding ...................................       1,055,188         26,258             --            268
     Unit Value (accumulation) ...........................   $        7.90   $       6.39   $         --   $       9.81

Net Assets: Total
   Contract value in accumulation period .................   $ 178,341,786   $  2,830,058   $    337,199   $    444,119
   Contract value in payout (annuitization) period .......       2,103,549             --             --         34,530
                                                             -------------   ------------   ------------   ------------
     Net Assets ..........................................   $ 180,445,335   $  2,830,058   $    337,199   $    478,649
                                                             =============   ============   ============   ============

FIFO Cost Of Shares In Underlying Fund ...................   $ 368,012,901   $  3,240,420   $    421,206   $    498,645

                                                                                 Investment Divisions
                                                             -----------------------------------------------------------

                                                                                                Gabelli          Baillie
                                                                 Guardian       Guardian        Capital          Gifford
                                                                     Bond           Cash          Asset    International
                                                             ------------   ------------   ------------   --------------
Assets:
   Shares owned in underlying fund .......................      4,666,868      8,501,197        708,306        1,028,095
   Net asset value per share (NAV) .......................          12.52          10.00          12.16            10.46
                                                             ------------   ------------   ------------   --------------
     Total Assets (Shares x NAV) .........................   $ 58,429,188   $ 85,011,968   $  8,613,006   $   10,753,877
Liabilities:
   Due to The Guardian Insurance & Annuity Company, Inc. .         85,816     13,646,422         21,582           18,870
                                                             ------------   ------------   ------------   --------------
     Net Assets ..........................................   $ 58,343,372   $ 71,365,546   $  8,591,424   $   10,735,007
                                                             ============   ============   ============   ==============

Net Assets: Regular Contract
   Contract value in accumulation period .................   $ 55,546,167   $ 68,033,498   $  8,067,476   $   10,054,890
                                                             ------------   ------------   ------------   --------------
     Net Assets ..........................................   $ 55,546,167   $ 68,033,498   $  8,067,476   $   10,054,890
     Units Outstanding ...................................      1,285,709      2,431,591        408,632          666,980
     Unit Value (accumulation) ...........................   $      43.20   $      27.98   $      19.74   $        15.08

Net Assets: 7 Year Enhanced Death Benefit Rider
   Contract value in accumulation period .................   $  1,654,077   $  1,676,241   $    516,312   $      475,712
                                                             ------------   ------------   ------------   --------------
     Net Assets ..........................................   $  1,654,077   $  1,676,241   $    516,312   $      475,712
     Units Outstanding ...................................        124,120        145,197         41,677           54,391
     Unit Value (accumulation) ...........................   $      13.33   $      11.54   $      12.39   $         8.75

Net Assets: Total
   Contract value in accumulation period .................   $ 57,200,244   $ 69,709,739   $  8,583,788   $   10,530,602
   Contract value in payout (annuitization) period .......      1,143,128      1,655,807          7,636          204,405
                                                             ------------   ------------   ------------   --------------
     Net Assets ..........................................   $ 58,343,372   $ 71,365,546   $  8,591,424   $   10,735,007
                                                             ============   ============   ============   ==============

FIFO Cost Of Shares In Underlying Fund ...................   $ 56,778,803   $ 85,011,968   $ 10,165,463   $   10,834,872

                                                                Investment Divisions
                                                             ---------------------------
                                                                  Baillie
                                                                  Gifford       Guardian
                                                                 Emerging      Small Cap
                                                                  Markets          Stock
                                                             ------------   ------------
Assets:
   Shares owned in underlying fund .......................        300,691        416,310
   Net asset value per share (NAV) .......................           8.91          12.43
                                                             ------------   ------------
     Total Assets (Shares x NAV) .........................   $  2,679,155   $  5,174,736
Liabilities:
   Due to The Guardian Insurance & Annuity Company, Inc. .         11,476          9,564
                                                             ------------   ------------
     Net Assets ..........................................   $  2,667,679   $  5,165,172
                                                             ============   ============

Net Assets: Regular Contract
   Contract value in accumulation period .................   $  2,642,344   $  4,947,285
                                                             ------------   ------------
     Net Assets ..........................................   $  2,642,344   $  4,947,285
     Units Outstanding ...................................        284,257        479,166
     Unit Value (accumulation) ...........................   $       9.30   $      10.32

Net Assets: 7 Year Enhanced Death Benefit Rider
   Contract value in accumulation period .................   $     23,726   $    197,486
                                                             ------------   ------------
     Net Assets ..........................................   $     23,726   $    197,486
     Units Outstanding ...................................          2,561         21,671
     Unit Value (accumulation) ...........................   $       9.26   $       9.11

Net Assets: Total
   Contract value in accumulation period .................   $  2,666,070   $  5,144,771
   Contract value in payout (annuitization) period .......          1,609         20,401
                                                             ------------   ------------
     Net Assets ..........................................   $  2,667,679   $  5,165,172
                                                             ============   ============

FIFO Cost Of Shares In Underlying Fund ...................   $  3,140,012   $  6,024,194

See notes to financial statements.


                                   B-6 & B-7

The Guardian Separate Account A

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2002 (continued)

                                                                                 Investment Divisions
                                                             -------------------------------------------------------------
                                                                                Value Line
                                                                                 Strategic        AIM V.I.        AIM V.I.
                                                                Value Line           Asset         Capital          Global
                                                                 Centurion      Management    Appreciation       Utilities
                                                             -------------   -------------   -------------   -------------
Assets:
   Shares owned in underlying fund .......................       6,491,829       4,687,176          34,869           8,754
   Net asset value per share (NAV) .......................           15.19           15.82           16.43            9.73
                                                             -------------   -------------   -------------   -------------
     Total Assets (Shares x NAV) .........................   $  98,610,879   $  74,151,125   $     572,891   $      85,179
Liabilities:
   Due to The Guardian Insurance & Annuity Company, Inc. .         151,450         107,832          12,221           2,623
                                                             -------------   -------------   -------------   -------------
     Net Assets ..........................................   $  98,459,429   $  74,043,293   $     560,670   $      82,556
                                                             =============   =============   =============   =============

Net Assets: Regular Contract
   Contract value in accumulation period .................   $  91,729,524   $  70,113,176   $     535,108   $      74,677
                                                             -------------   -------------   -------------   -------------
     Net Assets ..........................................   $  91,729,524   $  70,113,176   $     535,108   $      74,677
     Units Outstanding ...................................       1,852,562       1,672,130          98,605          13,777
     Unit Value (accumulation) ...........................   $       49.51   $       41.93   $        5.43   $        5.42

Net Assets: 7 Year Enhanced Death Benefit Rider
   Contract value in accumulation period .................   $   5,500,217   $   3,217,615   $      25,562   $       7,879
                                                             -------------   -------------   -------------   -------------
     Net Assets ..........................................   $   5,500,217   $   3,217,615   $      25,562   $       7,879
     Units Outstanding ...................................         622,814         271,791           4,747           1,465
     Unit Value (accumulation) ...........................   $        8.83   $       11.84   $        5.38   $        5.38

Net Assets: Total

   Contract value in accumulation period .................   $  97,229,741   $  73,330,791   $     560,670   $      82,556
   Contract value in payout (annuitization) period .......       1,229,688         712,502              --              --
                                                             -------------   -------------   -------------   -------------
     Net Assets ..........................................   $  98,459,429   $  74,043,293   $     560,670   $      82,556
                                                             =============   =============   =============   =============

FIFO Cost Of Shares In Underlying Fund ...................   $ 177,584,162   $ 107,371,721   $     591,483   $     152,912

                                                                                 Investment Divisions
                                                             -------------------------------------------------------------
                                                                  AIM V.I.        Alliance        Alliance
                                                                   Premier        Growth &         Premier        Alliance
                                                                    Equity          Income          Growth      Technology
                                                             -------------   -------------   -------------   -------------
Assets:
   Shares owned in underlying fund .......................          20,673           1,082              16           1,527
   Net asset value per share (NAV) .......................           16.22           16.49           17.29            9.98
                                                             -------------   -------------   -------------   -------------
     Total Assets (Shares x NAV) .........................   $     335,309   $      17,841   $         270   $      15,242
Liabilities:
   Due to The Guardian Insurance & Annuity Company, Inc. .           9,203              49               1              25
                                                             -------------   -------------   -------------   -------------
     Net Assets ..........................................   $     326,106   $      17,792   $         269   $      15,217
                                                             =============   =============   =============   =============

Net Assets: Regular Contract
   Contract value in accumulation period .................   $     301,468   $      16,854   $         269   $      15,217
                                                             -------------   -------------   -------------   -------------
     Net Assets ..........................................   $     301,468   $      16,854   $         269   $      15,217
     Units Outstanding ...................................          54,388           2,106              34           2,235
     Unit Value (accumulation) ...........................   $        5.54   $        8.00   $        7.91   $        6.81

Net Assets: 7 Year Enhanced Death Benefit Rider
   Contract value in accumulation period .................   $      24,638   $         938   $          --   $          --
                                                             -------------   -------------   -------------   -------------
     Net Assets ..........................................   $      24,638   $         938   $          --   $          --
     Units Outstanding ...................................           4,480             118              --              --
     Unit Value (accumulation) ...........................   $        5.50   $        7.95   $          --   $          --

Net Assets: Total

   Contract value in accumulation period .................   $     326,106   $      17,792   $         269   $      15,217
   Contract value in payout (annuitization) period .......              --              --              --              --
                                                             -------------   -------------   -------------   -------------
     Net Assets ..........................................   $     326,106   $      17,792   $         269   $      15,217
                                                             =============   =============   =============   =============

FIFO Cost Of Shares In Underlying Fund ...................   $     472,037   $      18,757   $         287   $      17,263

                                                                  Investment Divisions
                                                             -----------------------------
                                                                  Alliance
                                                                 Bernstein           Davis
                                                                     Value       Financial
                                                             -------------   -------------
Assets:
   Shares owned in underlying fund .......................           1,199          42,901
   Net asset value per share (NAV) .......................            8.75            8.85
                                                             -------------   -------------
     Total Assets (Shares x NAV) .........................   $      10,493   $     379,676
Liabilities:
   Due to The Guardian Insurance & Annuity Company, Inc. .              59          10,830
                                                             -------------   -------------
     Net Assets ..........................................   $      10,434   $     368,846
                                                             =============   =============

Net Assets: Regular Contract
   Contract value in accumulation period .................   $      10,434   $     365,210
                                                             -------------   -------------
     Net Assets ..........................................   $      10,434   $     365,210
     Units Outstanding ...................................           1,226          40,624
     Unit Value (accumulation) ...........................   $        8.51   $        8.99

Net Assets: 7 Year Enhanced Death Benefit Rider
   Contract value in accumulation period .................   $          --   $       3,636
                                                             -------------   -------------
     Net Assets ..........................................   $          --   $       3,636
     Units Outstanding ...................................              --             408
     Unit Value (accumulation) ...........................   $          --   $        8.91

Net Assets: Total

   Contract value in accumulation period .................   $      10,434   $     368,846
   Contract value in payout (annuitization) period .......              --              --
                                                             -------------   -------------
     Net Assets ..........................................   $      10,434   $     368,846
                                                             =============   =============

FIFO Cost Of Shares In Underlying Fund ...................   $      10,524   $     451,977

See notes to financial statements.


                                   B-8 & B-9

The Guardian Separate Account A

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2002 (continued)

                                                                         Investment Divisions
                                                             ---------------------------------------------
                                                                     Davis                    Fidelity VIP
                                                                      Real           Davis      Contrafund
                                                                    Estate           Value   Service Class
                                                             -------------   -------------   -------------
Assets:
   Shares owned in underlying fund .......................         103,230         134,136          53,816
   Net asset value per share (NAV) .......................           10.49            8.20           18.04
                                                             -------------   -------------   -------------
Total Assets (Shares x NAV) ..............................   $   1,082,883   $   1,099,912   $     970,834

Liabilities:
   Due to The Guardian Insurance & Annuity Company, Inc. .          13,274          17,528           6,577
                                                             -------------   -------------   -------------
     Net Assets ..........................................   $   1,069,609   $   1,082,384   $     964,257
                                                             =============   =============   =============

Net Assets: Regular Contract
   Contract value in accumulation period .................   $     934,401   $   1,019,532   $     928,116
                                                             -------------   -------------   -------------
     Net Assets ..........................................   $     934,401   $   1,019,532   $     928,116
     Units Outstanding ...................................          74,949         133,885         118,692
     Unit Value (accumulation) ...........................   $       12.47   $        7.61   $        7.82

Net Assets: 7 Year Enhanced Death Benefit Rider
   Contract value in accumulation period .................   $     119,213   $      62,852   $      36,141
                                                             -------------   -------------   -------------
     Net Assets ..........................................   $     119,213   $      62,852   $      36,141
     Units Outstanding ...................................           9,637           8,319           4,658
     Unit Value (accumulation) ...........................   $       12.37   $        7.56   $        7.76

Net Assets: Total
   Contract value in accumulation period .................   $   1,053,614   $   1,082,384   $     964,257
   Contract value in payout (annuitization) period .......          15,995              --              --
                                                             -------------   -------------   -------------
     Net Assets ..........................................   $   1,069,609   $   1,082,384   $     964,257
                                                             =============   =============   =============

FIFO Cost Of Shares In Underlying Fund ...................   $   1,091,154   $   1,252,275   $   1,038,805

                                                                         Investment Divisions
                                                             ---------------------------------------------
                                                                              Fidelity VIP    Fidelity VIP
                                                              Fidelity VIP          Growth         Mid Cap
                                                             Equity-Income   Opportunities          Growth
                                                             Service Class   Service Class   Service Class
                                                             -------------   -------------   -------------
Assets:
   Shares owned in underlying fund .......................          60,747          12,112         208,392
   Net asset value per share (NAV) .......................           18.10           11.70           17.46
                                                             -------------   -------------   -------------
Total Assets (Shares x NAV) ..............................   $   1,099,526   $     141,712   $   3,638,517

Liabilities:
   Due to The Guardian Insurance & Annuity Company, Inc. .          15,129             520           8,779
                                                             -------------   -------------   -------------
     Net Assets ..........................................   $   1,084,397   $     141,192   $   3,629,738
                                                             =============   =============   =============

Net Assets: Regular Contract
   Contract value in accumulation period .................   $   1,072,736   $     141,192   $   3,466,169
                                                             -------------   -------------   -------------
     Net Assets ..........................................   $   1,072,736   $     141,192   $   3,466,169
     Units Outstanding ...................................         127,302          22,724         319,040
     Unit Value (accumulation) ...........................   $        8.43   $        6.21   $       10.86

Net Assets: 7 Year Enhanced Death Benefit Rider
   Contract value in accumulation period .................   $      11,661   $          --   $      96,275
                                                             -------------   -------------   -------------
     Net Assets ..........................................   $      11,661   $          --   $      96,275
     Units Outstanding ...................................           1,395              --           8,931
     Unit Value (accumulation) ...........................   $        8.36   $          --   $       10.78

Net Assets: Total
   Contract value in accumulation period .................   $   1,084,397   $     141,192   $   3,562,444
   Contract value in payout (annuitization) period .......              --              --          67,294
                                                             -------------   -------------   -------------
     Net Assets ..........................................   $   1,084,397   $     141,192   $   3,629,738
                                                             =============   =============   =============

FIFO Cost Of Shares In Underlying Fund ...................   $   1,280,358   $     146,590   $   3,902,935

                                                                         Investment Divisions
                                                             ---------------------------------------------
                                                                  Franklin
                                                                 Templeton
                                                                    Growth     Janus Aspen     Janus Aspen
                                                                Securities      Aggressive         Capital
                                                                   Class 2          Growth    Appreciation
                                                             -------------   -------------   -------------
Assets:
   Shares owned in underlying fund .......................          14,281          45,949          35,365
   Net asset value per share (NAV) .......................            8.60           15.84           17.37
                                                             -------------   -------------   -------------
Total Assets (Shares x NAV) ..............................   $     122,813   $     727,826   $     614,291

Liabilities:
   Due to The Guardian Insurance & Annuity Company, Inc. .             486           7,947           9,242
                                                             -------------   -------------   -------------
     Net Assets ..........................................   $     122,327   $     719,879   $     605,049
                                                             =============   =============   =============

Net Assets: Regular Contract
   Contract value in accumulation period .................   $     116,226   $     705,318   $     573,946
                                                             -------------   -------------   -------------
     Net Assets ..........................................   $     116,226   $     705,318   $     573,946
     Units Outstanding ...................................          14,588         194,579          95,957
     Unit Value (accumulation) ...........................   $        7.97               $     3.62 $ 5.98

Net Assets: 7 Year Enhanced Death Benefit Rider
   Contract value in accumulation period .................   $       6,101   $      14,556   $      31,103
                                                             -------------   -------------   -------------
     Net Assets ..........................................   $       6,101   $      14,556   $      31,103
     Units Outstanding ...................................             767           4,047           5,241
     Unit Value (accumulation) ...........................   $        7.95               $     3.60 $ 5.93

Net Assets: Total
   Contract value in accumulation period .................   $     122,327   $     719,874   $     605,049
   Contract value in payout (annuitization) period .......              --               5              --
                                                             -------------   -------------   -------------
     Net Assets ..........................................   $     122,327   $     719,879   $     605,049
                                                             =============   =============   =============

FIFO Cost Of Shares In Underlying Fund ...................   $     132,607   $   1,272,451   $     898,132

See notes to financial statements.


                                   B-10 & B-11

The Guardian Separate Account A

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2002 (continued)

                                                                            Investment Division
                                                             ---------------------------------------------
                                                                               Janus Aspen             MFS
                                                               Janus Aspen       Worldwide        Emerging
                                                                    Growth          Growth          Growth
                                                             -------------   -------------   -------------
Assets:
   Shares owned in underlying fund .......................          31,589          52,839          26,944
   Net asset value per share (NAV) .......................           14.61           21.05           11.91
                                                             -------------   -------------   -------------
     Total Assets (Shares x NAV) .........................   $     461,523   $   1,112,267   $     320,906
Liabilities:
   Due to The Guardian Insurance & Annuity Company, Inc. .          10,660          10,773           6,065
                                                             -------------   -------------   -------------
     Net Assets ..........................................   $     450,863   $   1,101,494   $     314,841
                                                             =============   =============   =============

Net Assets: Regular Contract
   Contract value in accumulation period .................   $     436,392   $   1,069,809   $     300,058
                                                             -------------   -------------   -------------
     Net Assets ..........................................   $     436,392   $   1,069,809   $     300,058
     Units Outstanding ...................................          86,763         206,380          74,793
     Unit Value (accumulation) ...........................   $        5.03   $        5.18   $        4.01

Net Assets: 7 Year Enhanced Death Benefit Rider
   Contract value in accumulation period .................   $      14,471   $      26,865   $      14,783
                                                             -------------   -------------   -------------
     Net Assets ..........................................   $      14,471   $      26,865   $      14,783
     Units Outstanding ...................................           2,899           5,223           3,714
     Unit Value (accumulation) ...........................   $        4.99   $        5.14   $        3.98

Net Assets: Total
   Contract value in accumulation period .................   $     450,863   $   1,096,674   $     314,841
   Contract value in payout (annuitization) period .......              --           4,820              --
                                                             -------------   -------------   -------------
     Net Assets ..........................................   $     450,863   $   1,101,494   $     314,841
                                                             =============   =============   =============

FIFO Cost Of Shares In Underlying Fund ...................   $     748,637   $   1,852,062   $     375,953

                                                                            Investment Division
                                                            ----------------------------------------------
                                                                       MFS             MFS
                                                                 Investors             New             MFS
                                                                     Trust       Discovery        Research
                                                             -------------   -------------   -------------
Assets:
   Shares owned in underlying fund .......................          90,391          43,334           4,913
   Net asset value per share (NAV) .......................           13.47           10.44           10.78
                                                             -------------   -------------   -------------
     Total Assets (Shares x NAV) .........................   $   1,217,567   $     452,410   $      52,965
Liabilities:
   Due to The Guardian Insurance & Annuity Company, Inc. .           4,719           6,286           1,663
                                                             -------------   -------------   -------------
     Net Assets ..........................................   $   1,212,848   $     446,124   $      51,302
                                                             =============   =============   =============

Net Assets: Regular Contract
   Contract value in accumulation period .................   $   1,167,748   $     399,047   $      48,498
                                                             -------------   -------------   -------------
     Net Assets ..........................................   $   1,167,748   $     399,047   $      48,498
     Units Outstanding ...................................         136,220          59,143           8,586
     Unit Value (accumulation) ...........................   $        8.57   $        6.75   $        5.65

Net Assets: 7 Year Enhanced Death Benefit Rider
   Contract value in accumulation period .................   $      35,949   $      47,077   $       2,804
                                                             -------------   -------------   -------------
     Net Assets ..........................................   $      35,949   $      47,077   $       2,804
     Units Outstanding ...................................           4,156           7,032             500
     Unit Value (accumulation) ...........................   $        8.65   $        6.69   $        5.61

Net Assets: Total
   Contract value in accumulation period .................   $   1,203,697   $     446,124   $      51,302
   Contract value in payout (annuitization) period .......           9,151              --              --
                                                             -------------   -------------   -------------
     Net Assets ..........................................   $   1,212,848   $     446,124   $      51,302
                                                             =============   =============   =============

FIFO Cost Of Shares In Underlying Fund ...................   $   1,796,808   $     609,278   $      80,707

                                                                          Investment Division
                                                            ----------------------------------------------
                                                                                Van Kampen      Van Kampen
                                                                                      Life            Life
                                                                                Investment      Investment
                                                                       MFS    Trust Growth           Trust
                                                                     Total        & Income      Government
                                                                    Return        Class II        Class II
                                                             -------------   -------------   -------------
Assets:
   Shares owned in underlying fund .......................         157,098           7,814          96,307
   Net asset value per share (NAV) .......................           17.14           13.45            9.82
                                                             -------------   -------------   -------------
     Total Assets (Shares x NAV) .........................   $   2,692,661   $     105,102   $     945,730
Liabilities:
   Due to The Guardian Insurance & Annuity Company, Inc. .           5,571             555           3,482
                                                             -------------   -------------   -------------
     Net Assets ..........................................   $   2,687,090   $     104,547   $     942,248
                                                             =============   =============   =============

Net Assets: Regular Contract
   Contract value in accumulation period .................   $   2,534,993   $      94,213   $     797,728
                                                             -------------   -------------   -------------
     Net Assets ..........................................   $   2,534,993   $      94,213   $     797,728
     Units Outstanding ...................................         241,880          11,423          74,987
     Unit Value (accumulation) ...........................   $       10.48               $    8.25 $ 10.64

Net Assets: 7 Year Enhanced Death Benefit Rider
   Contract value in accumulation period .................   $     147,247   $      10,334   $     136,627
                                                             -------------   -------------   -------------
     Net Assets ..........................................   $     147,247   $      10,334   $     136,627
     Units Outstanding ...................................          14,160           1,255          12,869
     Unit Value (accumulation) ...........................   $       10.40               $    8.23 $ 10.62

Net Assets: Total
   Contract value in accumulation period .................   $   2,682,240   $     104,547   $     934,355
   Contract value in payout (annuitization) period .......           4,850              --           7,893
                                                             -------------   -------------   -------------
     Net Assets ..........................................   $   2,687,090   $     104,547   $     942,248
                                                             =============   =============   =============

FIFO Cost Of Shares In Underlying Fund ...................   $   2,830,921   $     113,238   $     926,952

See notes to financial statements.


                                   B-12 & B-13

The Guardian Separate Account A

STATEMENT OF OPERATIONS

December 31, 2002

                                                                                  Investment Divisions
                                                              -------------------------------------------------------------
                                                                                                                   Guardian
                                                                                   Guardian        Guardian         VC High
                                                                   Guardian          VC 500        VC Asset           Yield
                                                                      Stock           Index      Allocation            Bond
                                                              -------------    ------------    ------------    ------------
2002 Investment Income
   Income:
     Reinvested dividends .................................   $   1,950,375    $     50,231    $     11,571    $     32,080
   Expenses:
     Mortality expense risk and administrative charges ....       2,217,440          21,290           3,346           3,276
                                                              -------------    ------------    ------------    ------------
   Net investment  income/(expense) .......................        (267,065)         28,941           8,225          28,804
                                                              -------------    ------------    ------------    ------------

2002 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
     Net realized gain/(loss) from sale of investments ....     (42,528,141)       (310,951)        (27,686)        (25,257)
     Reinvested realized gain distributions ...............              --              --              --              --
                                                              -------------    ------------    ------------    ------------
   Net realized gain/(loss) on investments ................     (42,528,141)       (310,951)        (27,686)        (25,257)
   Net change in unrealized appreciation/(depreciation)
     of investments .......................................     (13,889,457)       (320,005)       (109,088)          2,810
                                                              -------------    ------------    ------------    ------------
Net realized and unrealized gain/(loss) from investments ..     (56,417,598)       (630,956)       (136,774)        (22,447)
                                                              -------------    ------------    ------------    ------------
2002 Net Increase/(Decrease) in Net Assets Resulting
   from Operations ........................................   $ (56,684,663)   $   (602,015)   $   (128,549)   $      6,357
                                                              =============    ============    ============    ============

                                                                                  Investment Divisions
                                                              -----------------------------------------------------------
                                                                                                 Gabelli          Baillie
                                                                  Guardian       Guardian        Capital          Gifford
                                                                      Bond           Cash          Asset    International
                                                              ------------   ------------   ------------    -------------
2002 Investment Income
   Income:
     Reinvested dividends .................................   $  2,434,226   $  1,078,450   $     23,324    $      10,651
   Expenses:
     Mortality expense risk and administrative charges ....        557,601        894,328         91,427          127,935
                                                              ------------   ------------   ------------    -------------
   Net investment  income/(expense) .......................      1,876,625        184,122        (68,103)        (117,284)
                                                              ------------   ------------   ------------    -------------

2002 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
     Net realized gain/(loss) from sale of investments ....        123,543             --       (837,971)      (4,137,103)
     Reinvested realized gain distributions ...............        182,937             --             --               --
                                                              ------------   ------------   ------------    -------------
   Net realized gain/(loss) on investments ................        306,480             --       (837,971)      (4,137,103)
   Net change in unrealized appreciation/(depreciation)
     of investments .......................................      2,281,606             --       (761,189)       1,715,682
                                                              ------------   ------------   ------------    -------------
Net realized and unrealized gain/(loss) from investments ..      2,588,086             --     (1,599,160)      (2,421,421)
                                                              ------------   ------------   ------------    -------------
2002 Net Increase/(Decrease) in Net Assets Resulting
   from Operations ........................................   $  4,464,711   $    184,122   $ (1,667,263)   $  (2,538,705)
                                                              ============   ============   ============    =============


                                                                   Investment Divisions
                                                              ------------------------------
                                                                     Baillie
                                                                     Gifford        Guardian
                                                                    Emerging       Small Cap
                                                                     Markets           Stock
                                                              --------------    ------------
2002 Investment Income
   Income:
     Reinvested dividends .................................   $       16,865    $        303
   Expenses:
     Mortality expense risk and administrative charges ....           35,183          59,983
                                                              --------------    ------------
   Net investment  income/(expense) .......................          (18,318)        (59,680)
                                                              --------------    ------------

2002 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
     Net realized gain/(loss) from sale of investments ....          (53,138)       (545,610)
     Reinvested realized gain distributions ...............               --              --
                                                              --------------    ------------
   Net realized gain/(loss) on investments ................          (53,138)       (545,610)
   Net change in unrealized appreciation/(depreciation)
     of investments .......................................         (394,323)       (644,673)
                                                              --------------    ------------
Net realized and unrealized gain/(loss) from investments ..         (447,461)     (1,190,283)
                                                              --------------    ------------
2002 Net Increase/(Decrease) in Net Assets Resulting
   from Operations ........................................   $     (465,779)   $ (1,249,963)
                                                              ==============    ============

See notes to financial statements.


                                   B-14 & B-15

The Guardian Separate Account A

STATEMENT OF OPERATIONS

December 31, 2002

                                                                                   Investment Divisions
                                                              ----------------------------------------------------------------
                                                                                  Value Line
                                                                                   Strategic          AIM V.I.        AIM V.I.
                                                                 Value Line            Asset          Capital           Global
                                                                  Centurion       Management     Appreciation        Utilities
                                                              -------------    -------------    -------------    -------------
2002 Investment Income
   Income:
     Reinvested dividends .................................   $          --    $   1,124,789    $          --    $       2,990
   Expenses:
     Mortality expense risk and administrative charges ....       1,173,176          870,892            2,793              391
                                                              -------------    -------------    -------------    -------------
   Net investment income/(expense) ........................      (1,173,176)         253,897           (2,793)           2,599
                                                              -------------    -------------    -------------    -------------

2002 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
     Net realized gain/(loss) from sale of investments ....      (5,519,315)      (5,070,961)        (154,667)         (42,450)
     Reinvested realized gain distributions ...............              --               --               --               --
                                                              -------------    -------------    -------------    -------------
   Net realized gain/(loss) on investments ................      (5,519,315)      (5,070,961)        (154,667)         (42,450)
   Net change in unrealized appreciation/(depreciation)
     of investments .......................................     (26,172,164)      (8,378,854)          20,183            7,104
                                                              -------------    -------------    -------------    -------------
Net realized and unrealized gain/(loss) from investments ..     (31,691,479)     (13,449,815)        (134,484)         (35,346)
                                                              -------------    -------------    -------------    -------------
2002 Net Increase/(Decrease) in Net Assets Resulting
   from Operations ........................................   $ (32,864,655)   $ (13,195,918)   $    (137,277)   $     (32,747)
                                                              =============    =============    =============    =============

                                                                                   Investment Divisions
                                                              ----------------------------------------------------------------
                                                                   AIM V.I.         Alliance         Alliance
                                                                    Premier         Growth &          Premier         Alliance
                                                                     Equity           Income           Growth       Technology
                                                              -------------    -------------    -------------    -------------
2002 Investment Income
   Income:
     Reinvested dividends .................................   $       1,364    $          11    $          --    $          --
   Expenses:
     Mortality expense risk and administrative charges ....           1,333               48                1               25
                                                              -------------    -------------    -------------    -------------
   Net investment income/(expense) ........................              31              (37)              (1)             (25)
                                                              -------------    -------------    -------------    -------------

2002 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
     Net realized gain/(loss) from sale of investments ....        (136,606)            (145)              --             (536)
     Reinvested realized gain distributions ...............              --               67               --               --
                                                              -------------    -------------    -------------    -------------
   Net realized gain/(loss) on investments ................        (136,606)             (78)              --             (536)
   Net change in unrealized appreciation/(depreciation)
     of investments .......................................         (32,506)            (917)             (17)          (2,020)
                                                              -------------    -------------    -------------    -------------
Net realized and unrealized gain/(loss) from investments ..        (169,112)            (995)             (17)          (2,556)
                                                              -------------    -------------    -------------    -------------
2002 Net Increase/(Decrease) in Net Assets Resulting
   from Operations ........................................   $    (169,081)   $      (1,032)   $         (18)   $      (2,581)
                                                              =============    =============    =============    =============

                                                                   Investment Divisions
                                                              ------------------------------
                                                                   Alliance
                                                                  Bernstein            Davis
                                                                      Value        Financial
                                                              -------------    -------------
2002 Investment Income
   Income:
     Reinvested dividends .................................   $          --    $         984
   Expenses:
     Mortality expense risk and administrative charges ....              59            2,711
                                                              -------------    -------------
   Net investment income/(expense) ........................             (59)          (1,727)
                                                              -------------    -------------

2002 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
     Net realized gain/(loss) from sale of investments ....          (1,669)         (54,293)
     Reinvested realized gain distributions ...............              --               --
                                                              -------------    -------------
   Net realized gain/(loss) on investments ................          (1,669)         (54,293)
   Net change in unrealized appreciation/(depreciation)
     of investments .......................................             (32)         (33,090)
                                                              -------------    -------------
Net realized and unrealized gain/(loss) from investments ..          (1,701)         (87,383)
                                                              -------------    -------------
2002 Net Increase/(Decrease) in Net Assets Resulting
   from Operations ........................................   $      (1,760)   $     (89,110)
                                                              =============    =============

See notes to financial statements.


                                   B-16 & B-17

The Guardian Separate Account A

STATEMENT OF OPERATIONS

December 31, 2002

                                                                            Investment Divisions
                                                              -----------------------------------------------
                                                                      Davis                      Fidelity VIP
                                                                       Real            Davis       Contrafund
                                                                     Estate            Value    Service Class
                                                              -------------    -------------    -------------
2002 Investment Income
   Income:
     Reinvested dividends .................................   $      44,985    $       8,648    $       6,530
   Expenses:
     Mortality expense risk and administrative charges ....           9,611            9,776            9,591
                                                              -------------    -------------    -------------
   Net investment income/(expense) ........................          35,374           (1,128)          (3,061)
                                                              -------------    -------------    -------------
2002 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
     Net realized gain/(loss) from sale of investments ....         (81,334)        (158,356)         (97,129)
     Reinvested realized gain distributions ...............              --               --               --
                                                              -------------    -------------    -------------
   Net realized gain/(loss) on investments ................         (81,334)        (158,356)         (97,129)
   Net change in unrealized appreciation/(depreciation)
     of investments .......................................          (5,631)         (95,359)         (18,535)
                                                              -------------    -------------    -------------
Net realized and unrealized gain/(loss) from investments ..         (86,965)        (253,715)        (115,664)
                                                              -------------    -------------    -------------
2002 Net Increase/(Decrease) in Net Assets Resulting
   from Operations ........................................   $     (51,591)   $    (254,843)   $    (118,725)
                                                              =============    =============    =============

                                                                            Investment Divisions
                                                              -----------------------------------------------
                                                                                Fidelity VIP     Fidelity VIP
                                                               Fidelity VIP           Growth          Mid Cap
                                                              Equity-Income    Opportunities           Growth
                                                              Service Class    Service Class    Service Class
                                                              -------------    -------------    -------------
2002 Investment Income
   Income:
     Reinvested dividends .................................   $      12,115    $          58    $      35,702
   Expenses:
     Mortality expense risk and administrative charges ....           8,922              275           39,562
                                                              -------------    -------------    -------------
   Net investment income/(expense) ........................           3,193             (217)          (3,860)
                                                              -------------    -------------    -------------
2002 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
     Net realized gain/(loss) from sale of investments ....        (130,822)          (5,729)        (103,746)
     Reinvested realized gain distributions ...............          17,461               --               --
                                                              -------------    -------------    -------------
   Net realized gain/(loss) on investments ................        (113,361)          (5,729)        (103,746)
   Net change in unrealized appreciation/(depreciation)
     of investments .......................................        (166,659)          (4,511)        (397,238)
                                                              -------------    -------------    -------------
Net realized and unrealized gain/(loss) from investments ..        (280,020)         (10,240)        (500,984)
                                                              -------------    -------------    -------------
2002 Net Increase/(Decrease) in Net Assets Resulting
   from Operations ........................................   $    (276,827)   $     (10,457)   $    (504,844)
                                                              =============    =============    =============

                                                                            Investment Divisions
                                                              -----------------------------------------------
                                                                   Franklin
                                                                  Templeton
                                                                     Growth      Janus Aspen      Janus Aspen
                                                                 Securities       Aggressive          Capital
                                                                    Class 2           Growth     Appreciation
                                                              -------------    -------------    -------------
2002 Investment Income
   Income:
     Reinvested dividends .................................   $          61    $          --    $       4,136
   Expenses:
     Mortality expense risk and administrative charges ....             486            7,312            6,342
                                                              -------------    -------------    -------------
   Net investment income/(expense) ........................            (425)          (7,312)          (2,206)
                                                              -------------    -------------    -------------
2002 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
     Net realized gain/(loss) from sale of investments ....          (1,256)        (515,815)        (405,226)
     Reinvested realized gain distributions ...............              60               --               --
                                                              -------------    -------------    -------------
   Net realized gain/(loss) on investments ................          (1,196)        (515,815)        (405,226)
   Net change in unrealized appreciation/(depreciation)
     of investments .......................................          (9,794)         166,593          259,911
                                                              -------------    -------------    -------------
Net realized and unrealized gain/(loss) from investments ..         (10,990)        (349,222)        (145,315)
                                                              -------------    -------------    -------------
2002 Net Increase/(Decrease) in Net Assets Resulting
   from Operations ........................................   $     (11,415)   $    (356,534)   $    (147,521)
                                                              =============    =============    =============

See notes to financial statements.


                                   B-18 & B-19

The Guardian Separate Account A

STATEMENT OF OPERATIONS

December 31, 2002

                                                                            Investment Division
                                                              -----------------------------------------------
                                                                                 Janus Aspen              MFS
                                                                Janus Aspen        Worldwide         Emerging
                                                                     Growth           Growth           Growth
                                                              -------------    -------------    -------------
2002 Investment Income
   Income:
     Reinvested dividends .................................   $          --    $      12,177    $          --
   Expenses:
     Mortality expense risk and administrative charges ....           4,728           12,272              891
                                                              -------------    -------------    -------------
   Net investment  income/(expense) .......................          (4,728)             (95)            (891)
                                                              -------------    -------------    -------------
2002 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
     Net realized gain/(loss) from sale of investments ....        (486,470)        (443,589)         (44,739)
     Reinvested realized gain distributions ...............              --               --               --
                                                              -------------    -------------    -------------
   Net realized gain/(loss) on investments ................        (486,470)        (443,589)         (44,739)
   Net change in unrealized appreciation/(depreciation)
     of investments .......................................         237,742            1,347          (79,888)
                                                              -------------    -------------    -------------
Net realized and unrealized gain/(loss) from investments ..        (248,728)        (442,242)        (124,627)
                                                              -------------    -------------    -------------
2002 Net Increase/(Decrease) in Net Assets Resulting
   from Operations ........................................   $    (253,456)   $    (442,337)   $    (125,518)
                                                              =============    =============    =============

                                                                            Investment Division
                                                              -----------------------------------------------
                                                                        MFS              MFS
                                                                  Investors              New              MFS
                                                                      Trust        Discovery         Research
                                                              -------------    -------------    -------------
2002 Investment Income
   Income:
     Reinvested dividends .................................   $       7,435    $          --    $         237
   Expenses:
     Mortality expense risk and administrative charges ....          11,793            3,951              375
                                                              -------------    -------------    -------------
   Net investment  income/(expense) .......................          (4,358)          (3,951)            (138)
                                                              -------------    -------------    -------------
2002 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
     Net realized gain/(loss) from sale of investments ....        (137,799)        (128,140)         (33,076)
     Reinvested realized gain distributions ...............              --               --               --
                                                              -------------    -------------    -------------
   Net realized gain/(loss) on investments ................        (137,799)        (128,140)         (33,076)
   Net change in unrealized appreciation/(depreciation)
     of investments .......................................        (200,808)        (123,201)           7,346
                                                              -------------    -------------    -------------
Net realized and unrealized gain/(loss) from investments ..        (338,607)        (251,341)         (25,730)
                                                              -------------    -------------    -------------
2002 Net Increase/(Decrease) in Net Assets Resulting
   from Operations ........................................   $    (342,965)   $    (255,292)   $     (25,868)
                                                              =============    =============    =============

                                                                            Investment Division
                                                              -----------------------------------------------
                                                                                  Van Kampen       Van Kampen
                                                                                        Life             Life
                                                                                  Investment       Investment
                                                                        MFS     Trust Growth            Trust
                                                                      Total         & Income       Government
                                                                     Return         Class II         Class II
                                                              -------------    -------------    -------------
2002 Investment Income
   Income:
     Reinvested dividends .................................   $      45,540    $          --    $          --
   Expenses:
     Mortality expense risk and administrative charges ....          25,802              555            3,482
                                                              -------------    -------------    -------------
   Net investment  income/(expense) .......................          19,738             (555)          (3,482)
                                                              -------------    -------------    -------------
2002 Realized and Unrealized Gain/(Loss) from Investments
   Realized gain/(loss) from investments:
     Net realized gain/(loss) from sale of investments ....         (74,613)          (4,402)           9,285
     Reinvested realized gain distributions ...............          36,106               --               --
                                                              -------------    -------------    -------------
   Net realized gain/(loss) on investments ................         (38,507)          (4,402)           9,285
   Net change in unrealized appreciation/(depreciation)
     of investments .......................................        (167,127)          (8,137)          18,778
                                                              -------------    -------------    -------------
Net realized and unrealized gain/(loss) from investments ..        (205,634)         (12,539)          28,063
                                                              -------------    -------------    -------------
2002 Net Increase/(Decrease) in Net Assets Resulting
   from Operations ........................................   $    (185,896)   $     (13,094)   $      24,581
                                                              =============    =============    =============

See notes to financial statements.


                                   B-20 & B-21

The Guardian Separate Account A

STATEMENT OF CHANGES IN NET ASSETS

December 31, 2002

                                                                                    Investment Divisions
                                                              ----------------------------------------------------------------
                                                                                                                      Guardian
                                                                                    Guardian         Guardian          VC High
                                                                   Guardian           VC 500         VC Asset            Yield
                                                                      Stock            Index       Allocation             Bond
                                                              -------------    -------------    -------------    -------------
2001 Increase/(Decrease) from Operations
   Net investment income/(expense) ........................   $  (2,375,904)   $       6,843    $       1,676    $      20,496
   Net realized gain/(loss) from sale of investments ......     (19,427,564)        (163,484)         (83,382)         (24,774)
   Reinvested realized gain distributions .................       2,649,329              406           13,431               --
   Net change in unrealized appreciation/(depreciation)
     of investments .......................................     (80,181,887)         (13,577)          58,562           (9,906)
                                                              -------------    -------------    -------------    -------------
   Net increase/(decrease) resulting from operations ......     (99,336,026)        (169,812)          (9,713)         (14,184)
                                                              -------------    -------------    -------------    -------------

2001 Contract Transactions
   Net contract purchase payments .........................       1,960,277           69,591               --               90
   Transfers between investment divisions .................     (23,140,467)       1,540,211          437,504          186,038
   Transfer on account of death ...........................      (1,706,243)              --               --               --
   Transfer of annuity benefits, surrenders and partial
     withdrawals ..........................................     (40,223,823)         (20,060)              --           (1,518)
   Contract fees ..........................................        (182,933)            (329)            (113)            (158)
   Transfers - other ......................................         (15,318)            (312)             107               --
                                                              -------------    -------------    -------------    -------------
   Net increase/(decrease) from contract transactions .....     (63,308,507)       1,589,101          437,498          184,452
                                                              -------------    -------------    -------------    -------------
   Increase/(Decrease) in seed investments ................     (12,702,223)              --               --               --
Actuarial Increase/(Decrease) in Reserves for Contracts in
   Payout Period ..........................................              --               --               --               --
Total Increase/(Decrease) in Net Assets ...................    (175,346,756)       1,419,289          427,785          170,268
   Net Assets at December 31, 2000 ........................     460,155,556          653,571          267,398           62,336
                                                              -------------    -------------    -------------    -------------
   Net Assets at December 31, 2001 ........................   $ 284,808,800    $   2,072,860    $     695,183    $     232,604
                                                              =============    =============    =============    =============

2002 Increase/(Decrease) from Operations
   Net investment income/(expense) ........................   $    (267,065)   $      28,941    $       8,225    $      28,804
   Net realized gain/(loss) from sale of investments ......     (42,528,141)        (310,951)         (27,686)         (25,257)
   Reinvested realized gain distributions .................              --               --               --               --
   Net change in unrealized appreciation/(depreciation)
     of investments .......................................     (13,889,457)        (320,005)        (109,088)           2,810
                                                              -------------    -------------    -------------    -------------
   Net increase/(decrease) resulting from operations ......     (56,684,663)        (602,015)        (128,549)           6,357
                                                              -------------    -------------    -------------    -------------

2002 Contract Transactions
   Net contract purchase payments .........................       1,193,563           44,371            1,378            1,246
   Transfers between investment divisions .................     (16,444,918)       1,421,069         (211,269)         245,932
   Transfer on account of death ...........................      (1,950,142)              --               --             (945)
   Transfer of annuity benefits, surrenders and partial
     withdrawals ..........................................     (30,246,702)        (105,647)         (19,572)          (8,697)
   Contract fees ..........................................        (160,383)            (626)            (168)            (213)
   Transfers - other ......................................           5,918               46              196              105
                                                              -------------    -------------    -------------    -------------
   Net increase/(decrease) from contract transactions .....     (47,602,664)       1,359,213         (229,435)         237,428
                                                              -------------    -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts in
   Payout Period ..........................................         (76,138)              --               --            2,260
Total Increase/(Decrease) in Net Assets ...................    (104,363,465)         757,198         (357,984)         246,045
   Net Assets at December 31, 2001 ........................     284,808,800        2,072,860          695,183          232,604
                                                              -------------    -------------    -------------    -------------
   Net Assets at December 31, 2002 ........................   $ 180,445,335    $   2,830,058    $     337,199    $     478,649
                                                              =============    =============    =============    =============

                                                                                    Investment Divisions
                                                              ----------------------------------------------------------------
                                                                                                      Gabelli           Baillie
                                                                   Guardian         Guardian          Capital           Gifford
                                                                       Bond             Cash            Asset     International
                                                              -------------    -------------    -------------    --------------
2001 Increase/(Decrease) from Operations
   Net investment income/(expense) ........................   $   2,495,419    $   1,932,498    $     (24,416)   $     (189,576)
   Net realized gain/(loss) from sale of investments ......         126,948               --         (752,726)      (11,790,716)
   Reinvested realized gain distributions .................         245,805               --          554,417           315,519
   Net change in unrealized appreciation/(depreciation)
     of investments .......................................         861,182               --          253,665         6,875,323
                                                              -------------    -------------    -------------    --------------
   Net increase/(decrease) resulting from operations ......       3,729,354        1,932,498           30,940        (4,789,450)
                                                              -------------    -------------    -------------    --------------

2001 Contract Transactions
   Net contract purchase payments .........................         362,097        1,041,112           80,043           120,966
   Transfers between investment divisions .................       6,152,339       19,369,045        5,612,904        (3,123,646)
   Transfer on account of death ...........................        (358,885)        (753,918)              --           (55,838)
   Transfer of annuity benefits, surrenders and partial
     withdrawals ..........................................      (6,686,727)     (20,092,870)        (901,430)       (1,607,025)
   Contract fees ..........................................         (28,813)         (41,996)          (3,538)           (9,116)
   Transfers - other ......................................             964              334             (404)            3,247
                                                              -------------    -------------    -------------    --------------
   Net increase/(decrease) from contract transactions .....        (559,025)        (478,293)       4,787,575        (4,671,412)
                                                              -------------    -------------    -------------    --------------
   Increase/(Decrease) in seed investments ................              --               --               --                --
Actuarial Increase/(Decrease) in Reserves for Contracts in
   Payout Period ..........................................              --         (195,532)              --                --
Total Increase/(Decrease) in Net Assets ...................       3,170,329        1,258,673        4,818,515        (9,460,862)
   Net Assets at December 31, 2000 ........................      49,021,183       74,713,123        6,035,322        25,269,297
                                                              -------------    -------------    -------------    --------------
   Net Assets at December 31, 2001 ........................   $  52,191,512    $  75,971,796    $  10,853,837    $   15,808,435
                                                              =============    =============    =============    ==============

2002 Increase/(Decrease) from Operations
   Net investment income/(expense) ........................   $   1,876,625    $     184,122    $     (68,103)   $     (117,284)
   Net realized gain/(loss) from sale of investments ......         123,543               --         (837,971)       (4,137,103)
   Reinvested realized gain distributions .................         182,937               --               --                --
   Net change in unrealized appreciation/(depreciation)
     of investments .......................................       2,281,606               --         (761,189)        1,715,682
                                                              -------------    -------------    -------------    --------------
   Net increase/(decrease) resulting from operations ......       4,464,711          184,122       (1,667,263)       (2,538,705)
                                                              -------------    -------------    -------------    --------------

2002 Contract Transactions
   Net contract purchase payments .........................         668,563          643,580           47,495            54,688
   Transfers between investment divisions .................       8,828,296       12,765,399          173,211          (816,001)
   Transfer on account of death ...........................         (67,402)        (335,442)         (18,719)           (2,282)
   Transfer of annuity benefits, surrenders and partial
     withdrawals ..........................................      (7,664,440)     (17,763,619)        (794,310)       (1,686,960)
   Contract fees ..........................................         (31,750)         (44,074)          (4,991)           (7,723)
   Transfers - other ......................................          (2,254)             377            2,164             3,091
                                                              -------------    -------------    -------------    --------------
   Net increase/(decrease) from contract transactions .....       1,731,013       (4,733,779)        (595,150)       (2,455,187)
                                                              -------------    -------------    -------------    --------------
Actuarial Increase/(Decrease) in Reserves for Contracts in
   Payout Period ..........................................         (43,864)         (56,593)              --           (79,536)
Total Increase/(Decrease) in Net Assets ...................       6,151,860       (4,606,250)      (2,262,413)       (5,073,428)
   Net Assets at December 31, 2001 ........................      52,191,512       75,971,796       10,853,837        15,808,435
                                                              -------------    -------------    -------------    --------------
   Net Assets at December 31, 2002 ........................   $  58,343,372    $  71,365,546    $   8,591,424    $   10,735,007
                                                              =============    =============    =============    ==============

                                                                   Investment Divisions
                                                              ------------------------------
                                                                    Baillie
                                                                    Gifford         Guardian
                                                                   Emerging        Small Cap
                                                                    Markets            Stock
                                                              -------------    -------------
2001 Increase/(Decrease) from Operations
   Net investment income/(expense) ........................   $     (26,235)   $     (64,990)
   Net realized gain/(loss) from sale of investments ......      (1,488,212)      (1,804,230)
   Reinvested realized gain distributions .................              --              308
   Net change in unrealized appreciation/(depreciation)
     of investments .......................................       1,604,442        1,009,939
                                                              -------------    -------------
   Net increase/(decrease) resulting from operations ......          89,995         (858,973)
                                                              -------------    -------------

2001 Contract Transactions
   Net contract purchase payments .........................          15,331           49,642
   Transfers between investment divisions .................        (594,109)        (364,271)
   Transfer on account of death ...........................          (7,812)         (26,101)
   Transfer of annuity benefits, surrenders and partial
     withdrawals ..........................................        (203,884)        (410,598)
   Contract fees ..........................................          (1,708)          (2,931)
   Transfers - other ......................................          (1,233)             380
                                                              -------------    -------------
   Net increase/(decrease) from contract transactions .....        (793,415)        (753,879)
                                                              -------------    -------------
   Increase/(Decrease) in seed investments ................              --               --
Actuarial Increase/(Decrease) in Reserves for Contracts in
   Payout Period ..........................................              --               --
Total Increase/(Decrease) in Net Assets ...................        (703,420)      (1,612,852)
   Net Assets at December 31, 2000 ........................       3,686,441        8,206,947
                                                              -------------    -------------
   Net Assets at December 31, 2001 ........................   $   2,983,021    $   6,594,095
                                                              =============    =============

2002 Increase/(Decrease) from Operations
   Net investment income/(expense) ........................   $     (18,318)   $     (59,680)
   Net realized gain/(loss) from sale of investments ......         (53,138)        (545,610)
   Reinvested realized gain distributions .................              --               --
   Net change in unrealized appreciation/(depreciation)
     of investments .......................................        (394,323)        (644,673)
                                                              -------------    -------------
   Net increase/(decrease) resulting from operations ......        (465,779)      (1,249,963)
                                                              -------------    -------------

2002 Contract Transactions
   Net contract purchase payments .........................          35,154           84,199
   Transfers between investment divisions .................         473,427          607,017
   Transfer on account of death ...........................              --          (15,357)
   Transfer of annuity benefits, surrenders and partial
     withdrawals ..........................................        (356,390)        (853,245)
   Contract fees ..........................................          (2,068)          (2,984)
   Transfers - other ......................................             314            1,410
                                                              -------------    -------------
   Net increase/(decrease) from contract transactions .....         150,437         (178,960)
                                                              -------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts in
   Payout Period ..........................................              --               --
Total Increase/(Decrease) in Net Assets ...................        (315,342)      (1,428,923)
   Net Assets at December 31, 2001 ........................       2,983,021        6,594,095
                                                              -------------    -------------
   Net Assets at December 31, 2002 ........................   $   2,667,679    $   5,165,172
                                                              =============    =============

See notes to financial statements.


                                   B-22 & B-23

The Guardian Separate Account A

STATEMENT OF CHANGES IN NET ASSETS

December 31, 2002 (continued)

                                                                                     Investment Divisions
                                                               ----------------------------------------------------------------
                                                                                   Value Line
                                                                                    Strategic         AIM V.I.         AIM V.I.
                                                                  Value Line            Asset          Capital           Global
                                                                   Centurion       Management     Appreciation        Utilities
                                                               -------------    -------------    -------------    -------------
2001 Increase/(Decrease) from Operations
   Net investment income/(expense) .........................   $  (1,315,497)   $   2,727,088    $      (6,453)   $       1,034
   Net realized gain/(loss) from sale of investments .......      (1,870,971)       2,915,862         (436,063)         (28,411)
   Reinvested realized gain distributions ..................      20,990,939        8,856,203           83,164           15,668
   Net change in unrealized appreciation/(depreciation)
     of investments ........................................     (51,731,534)     (34,715,289)         160,604          (53,979)
                                                               -------------    -------------    -------------    -------------
   Net increase/(decrease) resulting from operations .......     (33,927,063)     (20,216,136)        (198,748)         (65,688)
                                                               -------------    -------------    -------------    -------------

2001 Contract Transactions
   Net contract purchase payments ..........................         802,999          943,491            4,070              160
   Transfers between investment divisions ..................      (4,922,995)      (7,906,869)          86,840           22,682
   Transfer on account of death ............................        (849,340)        (309,561)              --               --
   Transfer of annuity benefits, surrenders and partial
     withdrawals ...........................................     (14,004,402)     (14,177,290)         (47,407)            (940)
   Contract fees ...........................................        (106,203)         (52,775)            (303)             (79)
   Transfers - other .......................................           3,884           (5,186)            (790)              20
                                                               -------------    -------------    -------------    -------------
   Net increase/(decrease) from contract transactions ......     (19,076,057)     (21,508,190)          42,410           21,843
                                                               -------------    -------------    -------------    -------------
   Increase/(Decrease) in seed investments .................              --               --               --               --
Actuarial Increase/(Decrease) in Reserves for Contracts in
   Payout Period ...........................................              --               --               --               --
Total Increase/(Decrease) in Net Assets ....................     (53,003,120)     (41,724,326)        (156,338)         (43,845)
   Net Assets at December 31, 2000 .........................     200,745,081      146,041,839          945,216          208,896
                                                               -------------    -------------    -------------    -------------
   Net Assets at December 31, 2001 .........................   $ 147,741,961    $ 104,317,513    $     788,878    $     165,051
                                                               =============    =============    =============    =============

2002 Increase/(Decrease) from Operations
   Net investment income/(expense) .........................   $  (1,173,176)   $     253,897    $      (2,793)   $       2,599
   Net realized gain/(loss) from sale of investments .......      (5,519,315)      (5,070,961)        (154,667)         (42,450)
   Reinvested realized gain distributions ..................              --               --               --               --
   Net change in unrealized appreciation/(depreciation)
     of investments ........................................     (26,172,164)      (8,378,854)          20,183            7,104
                                                               -------------    -------------    -------------    -------------
   Net increase/(decrease) resulting from operations .......     (32,864,655)     (13,195,918)        (137,277)         (32,747)
                                                               -------------    -------------    -------------    -------------

2002 Contract Transactions
   Net contract purchase payments ..........................         801,910          513,786            3,226              360
   Transfers between investment divisions ..................      (4,602,024)      (5,200,928)         (71,430)         (48,728)
   Transfer on account of death ............................        (539,903)        (409,027)              --               --
   Transfer of annuity benefits, surrenders and partial
     withdrawals ...........................................     (12,177,088)     (11,932,799)         (22,454)          (1,318)
   Contract fees ...........................................         (98,992)         (49,277)            (238)             (53)
   Transfers - other .......................................         (23,458)           5,038              (35)              (9)
                                                               -------------    -------------    -------------    -------------
   Net increase/(decrease) from contract transactions ......     (16,639,555)     (17,073,207)         (90,931)         (49,748)
                                                               -------------    -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts in
   Payout Period ...........................................         221,678           (5,095)              --               --
Total Increase/(Decrease) in Net Assets ....................     (49,282,532)     (30,274,220)        (228,208)         (82,495)
   Net Assets at December 31, 2001 .........................     147,741,961      104,317,513          788,878          165,051
                                                               -------------    -------------    -------------    -------------
   Net Assets at December 31, 2002 .........................   $  98,459,429    $  74,043,293    $     560,670    $      82,556
                                                               =============    =============    =============    =============

                                                                                     Investment Divisions
                                                               ----------------------------------------------------------------
                                                                    AIM V.I.         Alliance         Alliance
                                                                     Premier         Growth &          Premier         Alliance
                                                                      Equity           Income           Growth       Technology
                                                               -------------    -------------    -------------    -------------
2001 Increase/(Decrease) from Operations
   Net investment income/(expense) .........................   $      (5,216)   $          --    $          --    $          --
   Net realized gain/(loss) from sale of investments .......         (92,837)              --               --               --
   Reinvested realized gain distributions ..................          13,537               --               --               --
   Net change in unrealized appreciation/(depreciation)
     of investments ........................................         (19,062)              --               --               --
                                                               -------------    -------------    -------------    -------------
   Net increase/(decrease) resulting from operations .......        (103,578)              --               --               --
                                                               -------------    -------------    -------------    -------------

2001 Contract Transactions
   Net contract purchase payments ..........................           6,083               --               --               --
   Transfers between investment divisions ..................         384,624               --               --               --
   Transfer on account of death ............................              --               --               --               --
   Transfer of annuity benefits, surrenders and partial
     withdrawals ...........................................         (83,951)              --               --               --
   Contract fees ...........................................            (257)              --               --               --
   Transfers - other .......................................              82               --               --               --
                                                               -------------    -------------    -------------    -------------
   Net increase/(decrease) from contract transactions ......         306,581               --               --               --
                                                               -------------    -------------    -------------    -------------
   Increase/(Decrease) in seed investments .................              --               --               --               --
Actuarial Increase/(Decrease) in Reserves for Contracts in
   Payout Period ...........................................              --               --               --               --
Total Increase/(Decrease) in Net Assets ....................         203,003               --               --               --
   Net Assets at December 31, 2000 .........................         455,416               --               --               --
                                                               -------------    -------------    -------------    -------------
   Net Assets at December 31, 2001 .........................   $     658,419    $          --    $          --    $          --
                                                               =============    =============    =============    =============

2002 Increase/(Decrease) from Operations
   Net investment income/(expense) .........................   $          31    $         (37)   $          (1)   $         (25)
   Net realized gain/(loss) from sale of investments .......        (136,606)            (145)              --             (536)
   Reinvested realized gain distributions ..................              --               67               --               --
   Net change in unrealized appreciation/(depreciation)
     of investments ........................................         (32,506)            (917)             (17)          (2,020)
                                                               -------------    -------------    -------------    -------------
   Net increase/(decrease) resulting from operations .......        (169,081)          (1,032)             (18)          (2,581)
                                                               -------------    -------------    -------------    -------------

2002 Contract Transactions
   Net contract purchase payments ..........................           6,370               --               --               --
   Transfers between investment divisions ..................         (44,042)          19,804              287           17,808
   Transfer on account of death ............................         (12,945)              --               --               --
   Transfer of annuity benefits, surrenders and partial
     withdrawals ...........................................        (112,802)            (969)              --               --
   Contract fees ...........................................            (216)             (11)              --              (10)
   Transfers - other .......................................             403               --               --               --
                                                               -------------    -------------    -------------    -------------
   Net increase/(decrease) from contract transactions ......        (163,232)          18,824              287           17,798
                                                               -------------    -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts in
   Payout Period ...........................................              --               --               --               --
Total Increase/(Decrease) in Net Assets ....................        (332,313)          17,792              269           15,217
   Net Assets at December 31, 2001 .........................         658,419               --               --               --
                                                               -------------    -------------    -------------    -------------
   Net Assets at December 31, 2002 .........................   $     326,106    $      17,792    $         269    $      15,217
                                                               =============    =============    =============    =============

                                                                     Investment Divisions
                                                               ------------------------------
                                                                    Alliance
                                                                   Bernstein            Davis
                                                                       Value        Financial
                                                               -------------    -------------
2001 Increase/(Decrease) from Operations
   Net investment income/(expense) .........................   $          --    $      (5,901)
   Net realized gain/(loss) from sale of investments .......              --           (7,694)
   Reinvested realized gain distributions ..................              --               --
   Net change in unrealized appreciation/(depreciation)
     of investments ........................................              --          (77,456)
                                                               -------------    -------------
   Net increase/(decrease) resulting from operations .......              --          (91,051)
                                                               -------------    -------------

2001 Contract Transactions
   Net contract purchase payments ..........................              --            9,974
   Transfers between investment divisions ..................              --          230,544
   Transfer on account of death ............................              --               --
   Transfer of annuity benefits, surrenders and partial
     withdrawals ...........................................              --         (163,736)
   Contract fees ...........................................              --             (393)
   Transfers - other .......................................              --             (135)
                                                               -------------    -------------
   Net increase/(decrease) from contract transactions ......              --           76,254
                                                               -------------    -------------
   Increase/(Decrease) in seed investments .................              --               --
Actuarial Increase/(Decrease) in Reserves for Contracts in
   Payout Period ...........................................              --               --
Total Increase/(Decrease) in Net Assets ....................              --          (14,797)
   Net Assets at December 31, 2000 .........................              --          594,890
                                                               -------------    -------------
   Net Assets at December 31, 2001 .........................   $          --    $     580,093
                                                               =============    =============

2002 Increase/(Decrease) from Operations
   Net investment income/(expense) .........................   $         (59)   $      (1,727)
   Net realized gain/(loss) from sale of investments .......          (1,669)         (54,293)
   Reinvested realized gain distributions ..................              --               --
   Net change in unrealized appreciation/(depreciation)
     of investments ........................................             (32)         (33,090)
                                                               -------------    -------------
   Net increase/(decrease) resulting from operations .......          (1,760)         (89,110)
                                                               -------------    -------------

2002 Contract Transactions
   Net contract purchase payments ..........................              --            9,328
   Transfers between investment divisions ..................          12,198            7,717
   Transfer on account of death ............................              --           (3,019)
   Transfer of annuity benefits, surrenders and partial
     withdrawals ...........................................              --         (135,813)
   Contract fees ...........................................              (4)            (261)
   Transfers - other .......................................              --              (89)
                                                               -------------    -------------
   Net increase/(decrease) from contract transactions ......          12,194         (122,137)
                                                               -------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts in
   Payout Period ...........................................              --               --
Total Increase/(Decrease) in Net Assets ....................          10,434         (211,247)
   Net Assets at December 31, 2001 .........................              --          580,093
                                                               -------------    -------------
   Net Assets at December 31, 2002 .........................   $      10,434    $     368,846
                                                               =============    =============

See notes to financial statements.


                                   B-24 & B-25

The Guardian Separate Account A

STATEMENT OF CHANGES IN NET ASSETS

December 31, 2002 (continued)

                                                                              Investment Divisions
                                                               -----------------------------------------------
                                                                       Davis                      Fidelity VIP
                                                                        Real            Davis       Contrafund
                                                                      Estate            Value    Service Class
                                                               -------------    -------------    -------------
2001 Increase/(Decrease) from Operations
   Net investment income/(expense) .........................   $      10,378    $      (3,241)   $      (2,764)
   Net realized gain/(loss) from sale of investments .......          (2,080)         (21,456)         (30,913)
   Reinvested realized gain distributions ..................           3,302               --           12,546
   Net change in unrealized appreciation/(depreciation)
     of investments ........................................          (6,073)         (60,328)         (40,690)
                                                               -------------    -------------    -------------
   Net increase/(decrease) resulting from operations .......           5,527          (85,025)         (61,821)
                                                               -------------    -------------    -------------

2001 Contract Transactions
   Net contract purchase payments ..........................             740            6,117            1,308
   Transfers between investment divisions ..................         244,501        1,012,833          653,704
   Transfer on account of death ............................              --               --               --
   Transfer of annuity benefits, surrenders and partial
     withdrawals ...........................................         (28,228)         (55,486)          (8,122)
   Contract fees ...........................................            (103)            (363)            (221)
   Transfers - other .......................................             (22)            (518)              (7)
                                                               -------------    -------------    -------------
   Net increase/(decrease) from contract transactions ......         216,888          962,583          646,662
                                                               -------------    -------------    -------------
   Increase/(Decrease) in seed investments .................              --               --               --
Actuarial Increase/(Decrease) in Reserves for Contracts in
   Payout Period ...........................................              --               --               --
Total Increase/(Decrease) in Net Assets ....................         222,415          877,558          584,841
   Net Assets at December 31, 2000 .........................         144,302          274,617          375,989
                                                               -------------    -------------    -------------
   Net Assets at December 31, 2001 .........................   $     366,717    $   1,152,175    $     960,830
                                                               =============    =============    =============

2002 Increase/(Decrease) from Operations
   Net investment income/(expense) .........................   $      35,374    $      (1,128)   $      (3,061)
   Net realized gain/(loss) from sale of investments .......         (81,334)        (158,356)         (97,129)
   Reinvested realized gain distributions ..................              --               --               --
   Net change in unrealized appreciation/(depreciation)
     of investments ........................................          (5,631)         (95,359)         (18,535)
                                                               -------------    -------------    -------------
   Net increase/(decrease) resulting from operations .......         (51,591)        (254,843)        (118,725)
                                                               -------------    -------------    -------------

2002 Contract Transactions
   Net contract purchase payments ..........................          20,687           31,521            1,507
   Transfers between investment divisions ..................         824,629          254,680          337,289
   Transfer on account of death ............................          (2,529)            (334)              --
   Transfer of annuity benefits, surrenders and partial
     withdrawals ...........................................         (88,092)        (100,014)        (216,140)
   Contract fees ...........................................            (464)            (709)            (504)
   Transfers - other .......................................             252              (92)              --
                                                               -------------    -------------    -------------
   Net increase/(decrease) from contract transactions ......         754,483          185,052          122,152
                                                               -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts in
   Payout Period ...........................................              --               --               --
Total Increase/(Decrease) in Net Assets ....................         702,892          (69,791)           3,427
   Net Assets at December 31, 2001 .........................         366,717        1,152,175          960,830
                                                               -------------    -------------    -------------
   Net Assets at December 31, 2002 .........................   $   1,069,609    $   1,082,384    $     964,257
                                                               =============    =============    =============

                                                                              Investment Divisions
                                                               -----------------------------------------------
                                                                                 Fidelity VIP     Fidelity VIP
                                                                Fidelity VIP           Growth          Mid Cap
                                                               Equity-Income    Opportunities           Growth
                                                               Service Class    Service Class    Service Class
                                                               -------------    -------------    -------------
2001 Increase/(Decrease) from Operations
   Net investment income/(expense) .........................   $      (1,318)   $        (127)   $     (42,831)
   Net realized gain/(loss) from sale of investments .......         (40,349)          (7,360)        (226,553)
   Reinvested realized gain distributions ..................          12,671               --               --
   Net change in unrealized appreciation/(depreciation)
     of investments ........................................         (24,130)           2,701          (38,086)
                                                               -------------    -------------    -------------
   Net increase/(decrease) resulting from operations .......         (53,126)          (4,786)        (307,470)
                                                               -------------    -------------    -------------

2001 Contract Transactions
   Net contract purchase payments ..........................          22,287               --           24,873
   Transfers between investment divisions ..................         598,224           (5,077)        (139,359)
   Transfer on account of death ............................              --               --               --
   Transfer of annuity benefits, surrenders and partial
     withdrawals ...........................................         (34,335)            (349)        (418,163)
   Contract fees ...........................................            (260)              (5)          (1,674)
   Transfers - other .......................................            (151)              --           (1,736)
                                                               -------------    -------------    -------------
   Net increase/(decrease) from contract transactions ......         585,765           (5,431)        (536,059)
                                                               -------------    -------------    -------------
   Increase/(Decrease) in seed investments .................              --               --               --
Actuarial Increase/(Decrease) in Reserves for Contracts in
   Payout Period ...........................................              --               --               --
Total Increase/(Decrease) in Net Assets ....................         532,639          (10,217)        (843,529)
   Net Assets at December 31, 2000 .........................         276,962           17,257        5,149,661
                                                               -------------    -------------    -------------
   Net Assets at December 31, 2001 .........................   $     809,601    $       7,040    $   4,306,132
                                                               =============    =============    =============

2002 Increase/(Decrease) from Operations
   Net investment income/(expense) .........................   $       3,193    $        (217)   $      (3,860)
   Net realized gain/(loss) from sale of investments .......        (130,822)          (5,729)        (103,746)
   Reinvested realized gain distributions ..................          17,461               --               --
   Net change in unrealized appreciation/(depreciation)
     of investments ........................................        (166,659)          (4,511)        (397,238)
                                                               -------------    -------------    -------------
   Net increase/(decrease) resulting from operations .......        (276,827)         (10,457)        (504,844)
                                                               -------------    -------------    -------------

2002 Contract Transactions
   Net contract purchase payments ..........................           6,500            1,560           64,936
   Transfers between investment divisions ..................         674,150          143,055          601,658
   Transfer on account of death ............................            (683)              --          (21,293)
   Transfer of annuity benefits, surrenders and partial
     withdrawals ...........................................        (127,788)              --         (766,436)
   Contract fees ...........................................            (563)             (11)          (1,942)
   Transfers - other .......................................               7                5            3,226
                                                               -------------    -------------    -------------
   Net increase/(decrease) from contract transactions ......         551,623          144,609         (119,851)
                                                               -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts in
   Payout Period ...........................................              --               --          (51,699)
Total Increase/(Decrease) in Net Assets ....................         274,796          134,152         (676,394)
   Net Assets at December 31, 2001 .........................         809,601            7,040        4,306,132
                                                               -------------    -------------    -------------
   Net Assets at December 31, 2002 .........................   $   1,084,397    $     141,192    $   3,629,738
                                                               =============    =============    =============

                                                                              Investment Divisions
                                                               -----------------------------------------------
                                                                    Franklin
                                                                   Templeton
                                                                      Growth      Janus Aspen      Janus Aspen
                                                                  Securities       Aggressive          Capital
                                                                     Class 2           Growth     Appreciation
                                                               -------------    -------------    -------------
2001 Increase/(Decrease) from Operations
   Net investment income/(expense) .........................   $          --    $     (19,836)   $       3,956
   Net realized gain/(loss) from sale of investments .......              --       (1,625,524)        (248,372)
   Reinvested realized gain distributions ..................              --               --               --
   Net change in unrealized appreciation/(depreciation)
     of investments ........................................              --          137,138         (191,349)
                                                               -------------    -------------    -------------
   Net increase/(decrease) resulting from operations .......              --       (1,508,222)        (435,765)
                                                               -------------    -------------    -------------

2001 Contract Transactions
   Net contract purchase payments ..........................              --           13,950            2,828
   Transfers between investment divisions ..................              --          235,676           99,473
   Transfer on account of death ............................              --               --               --
   Transfer of annuity benefits, surrenders and partial
     withdrawals ...........................................              --          (70,461)        (240,755)
   Contract fees ...........................................              --             (982)            (542)
   Transfers - other .......................................              --            1,020             (376)
                                                               -------------    -------------    -------------
   Net increase/(decrease) from contract transactions ......              --          179,203         (139,372)
                                                               -------------    -------------    -------------
   Increase/(Decrease) in seed investments .................              --               --               --
Actuarial Increase/(Decrease) in Reserves for Contracts in
   Payout Period ...........................................              --               --               --
Total Increase/(Decrease) in Net Assets ....................              --       (1,329,019)        (575,137)
   Net Assets at December 31, 2000 .........................              --        2,920,273        1,769,168
                                                               -------------    -------------    -------------
   Net Assets at December 31, 2001 .........................   $          --    $   1,591,254    $   1,194,031
                                                               =============    =============    =============

2002 Increase/(Decrease) from Operations
   Net investment income/(expense) .........................   $        (425)   $      (7,312)   $      (2,206)
   Net realized gain/(loss) from sale of investments .......          (1,256)        (515,815)        (405,226)
   Reinvested realized gain distributions ..................              60               --               --
   Net change in unrealized appreciation/(depreciation)
     of investments ........................................          (9,794)         166,593          259,911
                                                               -------------    -------------    -------------
   Net increase/(decrease) resulting from operations .......         (11,415)        (356,534)        (147,521)
                                                               -------------    -------------    -------------

2002 Contract Transactions
   Net contract purchase payments ..........................              69            3,594            2,630
   Transfers between investment divisions ..................         135,537         (432,250)        (400,129)
   Transfer on account of death ............................              --          (11,526)              --
   Transfer of annuity benefits, surrenders and partial
     withdrawals ...........................................          (1,552)         (62,535)         (43,492)
   Contract fees ...........................................             (23)            (612)            (474)
   Transfers - other .......................................            (289)           1,439                4
                                                               -------------    -------------    -------------
   Net increase/(decrease) from contract transactions ......         133,742         (501,890)        (441,461)
                                                               -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts in
   Payout Period ...........................................              --          (12,951)              --
Total Increase/(Decrease) in Net Assets ....................         122,327         (871,375)        (588,982)
   Net Assets at December 31, 2001 .........................              --        1,591,254        1,194,031
                                                               -------------    -------------    -------------
   Net Assets at December 31, 2002 .........................   $     122,327    $     719,879    $     605,049
                                                               =============    =============    =============

See notes to financial statements.


                                   B-26 & B-27

The Guardian Separate Account A

STATEMENT OF CHANGES IN NET ASSETS

December 31, 2002 (continued)

                                                                             Investment Division
                                                               -----------------------------------------------
                                                                                  Janus Aspen              MFS
                                                                 Janus Aspen        Worldwide         Emerging
                                                                      Growth           Growth           Growth
                                                               -------------    -------------    -------------
2001 Increase/(Decrease) from Operations
   Net investment income/(expense) .........................   $     (10,222)   $      (8,303)   $      (4,077)
   Net realized gain/(loss) from sale of investments .......        (196,769)        (392,637)        (255,599)
   Reinvested realized gain distributions ..................           2,744               --           40,939
   Net change in unrealized appreciation/(depreciation)
     of investments ........................................        (219,611)        (193,034)          82,611
                                                               -------------    -------------    -------------
   Net increase/(decrease) resulting from operations .......        (423,858)        (593,974)        (136,126)
                                                               -------------    -------------    -------------

2001 Contract Transactions
   Net contract purchase payments ..........................           7,052           56,765            5,509
   Transfers between investment divisions ..................         203,024          305,529          307,974
   Transfer on account of death ............................              --               --               --
   Transfer of annuity benefits, surrenders and partial
     withdrawals ...........................................         (64,751)        (139,531)          (7,953)
   Contract fees ...........................................            (575)            (798)            (193)
   Transfers - other .......................................             118              440             (295)
                                                               -------------    -------------    -------------
   Net increase/(decrease) from contract transactions ......         144,868          222,405          305,042
                                                               -------------    -------------    -------------
   Increase/(Decrease) in seed investments .................              --               --               --
Actuarial Increase/(Decrease) in Reserves for Contracts in
   Payout Period ...........................................              --               --               --
Total Increase/(Decrease) in Net Assets ....................        (278,990)        (371,569)         168,916
   Net Assets at December 31, 2000 .........................       1,407,742        2,325,811          306,247
                                                               -------------    -------------    -------------
   Net Assets at December 31, 2001 .........................   $   1,128,752    $   1,954,242    $     475,163
                                                               =============    =============    =============

2002 Increase/(Decrease) from Operations
   Net investment income/(expense) .........................   $      (4,728)   $         (95)   $        (891)
   Net realized gain/(loss) from sale of investments .......        (486,470)        (443,589)         (44,739)
   Reinvested realized gain distributions ..................              --               --               --
   Net change in unrealized appreciation/(depreciation)
     of investments ........................................         237,742            1,347          (79,888)
                                                               -------------    -------------    -------------
   Net increase/(decrease) resulting from operations .......        (253,456)        (442,337)        (125,518)
                                                               -------------    -------------    -------------

2002 Contract Transactions
   Net contract purchase payments ..........................           2,711           17,581              698
   Transfers between investment divisions ..................        (296,727)        (185,068)          11,878
   Transfer on account of death ............................          (6,747)         (22,663)          (9,003)
   Transfer of annuity benefits, surrenders and partial
     withdrawals ...........................................        (123,109)        (219,783)         (38,201)
   Contract fees ...........................................            (563)            (621)            (177)
   Transfers - other .......................................               2              143                1
                                                               -------------    -------------    -------------
   Net increase/(decrease) from contract transactions ......        (424,433)        (410,411)         (34,804)
                                                               -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts in
   Payout Period ...........................................              --               --               --
Total Increase/(Decrease) in Net Assets ....................        (677,889)        (852,748)        (160,322)
   Net Assets at December 31, 2001 .........................       1,128,752        1,954,242          475,163
                                                               -------------    -------------    -------------
   Net Assets at December 31, 2002 .........................   $     450,863    $   1,101,494    $     314,841
                                                               =============    =============    =============

                                                                             Investment Division
                                                               -----------------------------------------------
                                                                         MFS              MFS
                                                                   Investors              New              MFS
                                                                       Trust        Discovery         Research
                                                               -------------    -------------    -------------
2001 Increase/(Decrease) from Operations
   Net investment income/(expense) .........................   $      (9,144)   $      (9,441)   $      (1,078)
   Net realized gain/(loss) from sale of investments .......        (159,277)        (152,103)         (19,614)
   Reinvested realized gain distributions ..................          63,461           21,616           16,423
   Net change in unrealized appreciation/(depreciation)
     of investments ........................................        (374,170)           7,501          (30,691)
                                                               -------------    -------------    -------------
   Net increase/(decrease) resulting from operations .......        (479,130)        (132,427)         (34,960)
                                                               -------------    -------------    -------------

2001 Contract Transactions
   Net contract purchase payments ..........................          34,395            3,409            4,788
   Transfers between investment divisions ..................        (453,931)         756,183           71,939
   Transfer on account of death ............................              --               --               --
   Transfer of annuity benefits, surrenders and partial
     withdrawals ...........................................        (540,116)         (90,754)            (946)
   Contract fees ...........................................            (868)            (287)             (90)
   Transfers - other .......................................             380           (1,108)               2
                                                               -------------    -------------    -------------
   Net increase/(decrease) from contract transactions ......        (960,140)         667,443           75,693
                                                               -------------    -------------    -------------
   Increase/(Decrease) in seed investments .................              --               --               --
Actuarial Increase/(Decrease) in Reserves for Contracts in
   Payout Period ...........................................              --               --               --
Total Increase/(Decrease) in Net Assets ....................      (1,439,270)         535,016           40,733
   Net Assets at December 31, 2000 .........................       3,187,976          644,985           76,364
                                                               -------------    -------------    -------------
   Net Assets at December 31, 2001 .........................   $   1,748,706    $   1,180,001    $     117,097
                                                               =============    =============    =============

2002 Increase/(Decrease) from Operations
   Net investment income/(expense) .........................   $      (4,358)   $      (3,951)   $        (138)
   Net realized gain/(loss) from sale of investments .......        (137,799)        (128,140)         (33,076)
   Reinvested realized gain distributions ..................              --               --               --
   Net change in unrealized appreciation/(depreciation)
     of investments ........................................        (200,808)        (123,201)           7,346
                                                               -------------    -------------    -------------
   Net increase/(decrease) resulting from operations .......        (342,965)        (255,292)         (25,868)
                                                               -------------    -------------    -------------

2002 Contract Transactions
   Net contract purchase payments ..........................          12,925               --              750
   Transfers between investment divisions ..................         (42,888)        (446,547)         (28,761)
   Transfer on account of death ............................              --             (583)              --
   Transfer of annuity benefits, surrenders and partial
     withdrawals ...........................................        (162,284)         (31,086)         (11,816)
   Contract fees ...........................................            (662)            (347)             (41)
   Transfers - other .......................................              16              (22)             (59)
                                                               -------------    -------------    -------------
   Net increase/(decrease) from contract transactions ......        (192,893)        (478,585)         (39,927)
                                                               -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts in
   Payout Period ...........................................              --               --               --
Total Increase/(Decrease) in Net Assets ....................        (535,858)        (733,877)         (65,795)
   Net Assets at December 31, 2001 .........................       1,748,706        1,180,001          117,097
                                                               -------------    -------------    -------------
   Net Assets at December 31, 2002 .........................   $   1,212,848    $     446,124    $      51,302
                                                               =============    =============    =============

                                                                             Investment Division
                                                               -----------------------------------------------
                                                                                   Van Kampen       Van Kampen
                                                                                         Life             Life
                                                                                   Investment       Investment
                                                                         MFS     Trust Growth            Trust
                                                                       Total         & Income       Government
                                                                      Return         Class II         Class II
                                                               -------------    -------------    -------------
2001 Increase/(Decrease) from Operations
   Net investment income/(expense) .........................   $         705    $          --    $          --
   Net realized gain/(loss) from sale of investments .......          (6,559)              --               --
   Reinvested realized gain distributions ..................          14,948               --               --
   Net change in unrealized appreciation/(depreciation)
     of investments ........................................          19,677               --               --
                                                               -------------    -------------    -------------
   Net increase/(decrease) resulting from operations .......          28,771               --               --
                                                               -------------    -------------    -------------

2001 Contract Transactions
   Net contract purchase payments ..........................         152,589               --               --
   Transfers between investment divisions ..................       2,154,087               --               --
   Transfer on account of death ............................              --               --               --
   Transfer of annuity benefits, surrenders and partial
     withdrawals ...........................................         (17,805)              --               --
   Contract fees ...........................................            (315)              --               --
   Transfers - other .......................................            (220)              --               --
                                                               -------------    -------------    -------------
   Net increase/(decrease) from contract transactions ......       2,288,336               --               --
                                                               -------------    -------------    -------------
   Increase/(Decrease) in seed investments .................              --               --               --
Actuarial Increase/(Decrease) in Reserves for Contracts in
   Payout Period ...........................................              --               --               --
Total Increase/(Decrease) in Net Assets ....................       2,317,107               --               --
   Net Assets at December 31, 2000 .........................         182,375               --               --
                                                               -------------    -------------    -------------
   Net Assets at December 31, 2001 .........................   $   2,499,482    $          --    $          --
                                                               =============    =============    =============

2002 Increase/(Decrease) from Operations
   Net investment income/(expense) .........................   $      19,738    $        (555)   $      (3,482)
   Net realized gain/(loss) from sale of investments .......         (74,613)          (4,402)           9,285
   Reinvested realized gain distributions ..................          36,106               --               --
   Net change in unrealized appreciation/(depreciation)
     of investments ........................................        (167,127)          (8,137)          18,778
                                                               -------------    -------------    -------------
   Net increase/(decrease) resulting from operations .......        (185,896)         (13,094)          24,581
                                                               -------------    -------------    -------------

2002 Contract Transactions
   Net contract purchase payments ..........................          63,779               --               --
   Transfers between investment divisions ..................         643,078          118,179          957,908
   Transfer on account of death ............................          (2,626)              --               --
   Transfer of annuity benefits, surrenders and partial
     withdrawals ...........................................        (330,380)            (249)         (40,268)
   Contract fees ...........................................          (1,070)             (24)            (153)
   Transfers - other .......................................             723             (265)             180
                                                               -------------    -------------    -------------
   Net increase/(decrease) from contract transactions ......         373,504          117,641          917,667
                                                               -------------    -------------    -------------
Actuarial Increase/(Decrease) in Reserves for Contracts in
   Payout Period ...........................................              --               --               --
Total Increase/(Decrease) in Net Assets ....................         187,608          104,547          942,248
   Net Assets at December 31, 2001 .........................       2,499,482               --               --
                                                               -------------    -------------    -------------
   Net Assets at December 31, 2002 .........................   $   2,687,090    $     104,547    $     942,248
                                                               =============    =============    =============

See notes to financial statements.


                                   B-28 & B-29

--------------------------------------------------------------------------------
THE GUARDIAN SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (DECEMBER 31, 2002)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

      The Guardian Separate Account A (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was organized by The Guardian Insurance & Annuity Company, Inc. (GIAC) on October 31, 1981. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian). GIAC issues the individual and group deferred variable annuity contracts offered through the Account. GIAC provides for accumulations and benefits under the contracts by crediting the net premium purchase payments to one or more investment divisions established within the Account, or to the Fixed Rate Option (FRO), as selected by the contractowner. Amounts allocated to the FRO are maintained by GIAC in its general account. The contractowner may transfer his or her contract value among the thirty-eight investment options within the Account, or the FRO. However, a contractowner may only invest in up to twenty investment divisions, including the FRO, at any time. Contractowners who qualify may also purchase either a seven year or contract anniversary Enhanced Death Benefit Rider, which may provide greater death benefits than the proceeds payable under the basic contract.

      The thirty-eight investment options of the Account correspond to the following underlying mutual funds and class of shares in which the investment option invests (collectively, the Funds and individually, a Fund):

The Guardian Stock Fund (GSF)
The Guardian VC 500 Index Fund
The Guardian VC Asset Allocation Fund
The Guardian VC High Yield Bond Fund
The Guardian Bond Fund, Inc. (GBF)
The Guardian Cash Fund, Inc. (GCF)
Gabelli Capital Asset Fund (GCAF)
Baillie Gifford International Fund (BGIF)
Baillie Gifford Emerging Markets Fund (BGEMF)
The Guardian Small Cap Stock Fund (GSCSF)
Value Line Centurion Fund, Inc.
Value Line Strategic Asset Management Trust
AIM V.I. Capital Appreciation Fund
AIM V.I. Global Utilities Fund
AIM V.I. Premier Equity (formerly AIM V.I. Value Fund)
Alliance Growth & Income Portfolio
Alliance Premier Growth Portfolio
Alliance Technology Portfolio
AllianceBernstein Value Portfolio
Davis Financial Portfolio
Davis Real Estate Portfolio
Davis Value Portfolio
Fidelity VIP Contrafund Portfolio Service Class
Fidelity VIP Equity-Income Portfolio Service Class
Fidelity VIP Growth Opportunities Portfolio Service Class
Fidelity VIP Mid Cap Growth Portfolio Service Class
Franklin Templeton Growth Securities Fund Class 2
Janus Aspen Aggressive Growth Portfolio
Janus Aspen Capital Appreciation Portfolio
Janus Aspen Growth Portfolio
Janus Aspen Worldwide Growth Portfolio
MFS Emerging Growth Series
MFS Investors Trust Series (formerly MFS Growth With Income Series)
MFS New Discovery Series
MFS Research Series
MFS Total Return Series
Van Kampen Life Investment Trust Growth & Income Portfolio Portfolio Class II Van Kampen Life Investment Trust Government Portfolio Class II

      A tax-qualified and a non-tax-qualified investment division have been established within each investment option available in the Account.

      Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of GIAC. The assets of the Account will not be charged with any liabilities arising out of any other business conducted by GIAC, but the obligations of the Account, including the promise to make annuity payments, are obligations of GIAC.

      The changes in net assets maintained in the Account provide the basis for the periodic determination of benefits under the policies. The net assets are sufficient to fund the amount required under the state insurance law to provide for death benefits (without regard to the policy's minimum death benefit guarantee) and other policy benefits. Additional assets are held in GIAC's general account to cover the contingency that a policy's guaranteed minimum death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.


----
B-30                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2002 (continued)

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies of the Account.

Investments

      (a) The market value of the investments in the Funds is based on the net asset value of the respective Funds as of their close of business on the valuation date.

      (b) Investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date. Realized gains are determined based on the identified cost of securities sold. (c) The cost of investments sold is determined on a first in, first out
            (FIFO) basis.

Individual Mortality Table Used and the Assumed Investment Return

      Net assets allocated to contracts in the payout period are computed according to the 1971, 1983 and 2000 Individual Annuity Mortality Tables. The assumed investment return is 4.0% unless the annuitant elects otherwise, in which case the rate may vary, as regulated by the laws of respective states.

Federal Income Taxes

      The operations of the Account are part of the operations of GIAC and, as such, are included in the consolidated tax return of Guardian. GIAC is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended. Under tax law, no federal income taxes are payable by GIAC with respect to the operations of the Account.

Use of Estimates

      The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

Annuity Mortality Fluctuation Fund (AMFF)

      Pursuant to agreement with the New York State Insurance Department, GIAC maintains assets in each of its separate accounts for the mortality risk associated with contracts in the annuity payout phase. Such amounts are referred to as the Annuity Mortality Fluctuation Fund (AMFF), and are invested in the GCF subdivision of each separate account. At December 31, 2002, the AMFF balance in the GCF subdivision of Separate Account A was $7,973,614.


                                                                            ----
FINANCIAL STATEMENTS                                                        B-31
                                                                            ----

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2002 (continued)

NOTE 3 -- PURCHASES AND SALES OF INVESTMENTS

      The cost of purchases and proceeds from sales from investments for the year ended December 31, 2002 were as follows:

                                                                       Purchases         Sales
                                                                      ------------   ------------
The Guardian Stock Fund ...........................................   $  7,751,804   $ 55,852,231
The Guardian VC 500 Index Fund ....................................      2,672,010      1,272,565
The Guardian VC Asset Allocation Fund .............................         80,935        298,800
The Guardian VC High Yield Bond Fund ..............................        600,103        328,334
The Guardian Bond Fund, Inc. ......................................     14,436,392     10,682,081
The Guardian Cash Fund, Inc. ......................................     37,575,997     42,045,982
Gabelli Capital Asset Fund ........................................      2,830,752      3,492,577
Baillie Gifford International Fund ................................     18,613,785     21,277,857
Baillie Gifford Emerging Markets Fund .............................      4,309,153      4,171,850
The Guardian Small Cap Stock Fund .................................      3,340,821      3,589,478
Value Line Centurion Fund, Inc. ...................................      1,872,220     19,528,096
Value Line Strategic Asset Management Trust .......................      2,242,097     19,115,608
AIM V.I. Capital Appreciation Fund ................................        752,557        843,487
AIM V.I. Global Utilities Fund ....................................          3,339         50,097
AIM V.I. Premier Equity Fund  (formerly AIM V.I. Value Fund) ......        182,816        344,685
Alliance Growth & Income Portfolio ................................         19,883            980
Alliance Premier Growth Portfolio .................................            287             --
Alliance Technology Portfolio .....................................         20,130          2,331
AllianceBernstein Value Portfolio .................................         21,266          9,072
Davis Financial Portfolio .........................................        162,293        283,446
Davis Real Estate Portfolio .......................................      2,357,143      1,557,675
Davis Value Portfolio .............................................        811,228        617,528
Fidelity VIP Contrafund Portfolio Service Class ...................        940,219        821,538
Fidelity VIP Equity-Income Portfolio Service Class ................      1,076,610        495,410
Fidelity VIP Growth Opportunities Portfolio Service Class .........        164,088         19,421
Fidelity VIP Mid Cap Growth Portfolio Service Class ...............      2,476,918      2,652,766
Franklin Templeton Growth Securities Fund Class 2 .................        139,491          5,628
Janus Aspen Aggressive Growth Portfolio ...........................         18,163        543,003
Janus Aspen Capital Appreciation Portfolio ........................        140,744        588,069
Janus Aspen Growth Portfolio ......................................        145,492        569,925
Janus Aspen Worldwide Growth Portfolio ............................        185,955        594,189
MFS Emerging Growth Series ........................................        475,674        510,477
MFS Investors Trust Series (formerly MFS Growth With Income Series)        161,088        366,546
MFS New Discovery Series ..........................................        238,089        726,674
MFS Research Series ...............................................            987         40,677
MFS Total Return Series ...........................................      1,521,312      1,096,161
Van Kampen Life Investment Trust Growth & Income Portfolio Class II        143,915         26,275
Van Kampen Life Investment Trust Government Portfolio Class II ....      1,185,713        268,047
                                                                      ------------   ------------
Total .............................................................   $109,671,469   $194,689,566
                                                                      ============   ============


----
B-32                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2002 (continued)

NOTE 4 -- EXPENSES AND RELATED PARTY TRANSACTIONS

      GIAC deducts certain charges from the contract. Contractual charges paid to GIAC include:

Contract Charges

      A fixed annual contract fee of $30 for single payment contracts and $35 for flexible payment contracts is deducted on each contract anniversary date before annuitization and upon surrender prior to annuitization to cover GIAC's administrative expenses. These charges are deducted from the Accumulation Unit Value of the contract by redeeming shares of the investment division(s). For the years ended December 31, 2001 and 2002, contract fees amounted to $438,921 and $413,002, respectively.

Expense Charges

      (1) A charge for mortality and expense risk is computed daily and is equal to an annual rate of 1.0% of the average daily net assets applicable to the Account. There are additional charges applicable to each rider option. The charges are calculated as a percentage of average daily net asset value of the applicable contracts as follows:

      a)    7 Year Enhanced Death Benefit Rider, with an annual rate of .30%;

      b) Contract Anniversary Enhanced Death Benefit Rider, with an annual rate of .25%. There were no sales in 2002.

      (2) A charge for premium taxes deducted from either the contract payment or upon annuitization, as determined in accordance with applicable state law.

      Currently, GIAC makes no charge against the Account for GIAC's federal income taxes. However, GIAC reserves the right to charge taxes attributable to the Account in the future.

      GSF, The Guardian VC 500 Index Fund, The Guardian VC Asset Allocation Fund, The Guardian VC High Yield Bond Fund, GBF, GCF and GSCSF each has an investment advisory agreement with Guardian Investor Services LLC (GIS), formerly Guardian Investor Services Corporation (GISC), a wholly owned subsidiary of GIAC. Fees earned by GIS from this agreement range from .25% to ..75% of the average daily net assets. GCAF has a management agreement with GIS and earns fees of .40% of the average daily net assets. BGIF and BGEMF each have an investment advisory agreement with Guardian Baillie Gifford Ltd. (GBG), a joint venture company formed by GIAC and Baillie Gifford Overseas Ltd. Fees earned by GBG from this agreement range from .80% to 1.00% of the average daily net assets. GIAC has administrative service fee agreements with AIM Advisors, Inc., Alliance Capital Management LP, Davis Selected Advisers LP, Fidelity Management & Research Company, Templeton Global Advisors Limited, Janus Capital Corporation, MFS Investment Management and Van Kampen Asset Management, Inc., which compensate GIAC for administrative services provided. These fees range from .05% to 1.00% of the average daily net assets.

Sales Charges

      Contingent deferred sales charges are assessed on certain partial or total surrenders. These charges are assessed against redemptions and paid to GIAC during the first six contract years for a Single Purchase Payment Contract.

                     Number of Contract            Contingent Deferred
                       Years Completed           Sales Charge Percentage
                       ---------------           -----------------------
                              1                            5%
                              2                            5%
                              3                            4%
                              4                            3%
                              5                            2%
                              6                            1%
                              7+                           0%

      For a Flexible Purchase Payment Contract, each payment is subject to a contingent deferred sales charge for six years. Contingent deferred sales charges were $317,691 for the year ended December 31, 2002.


                                                                            ----
FINANCIAL STATEMENTS                                                        B-33
                                                                            ----

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2002 (continued)

NOTE 5 -- CHANGES IN UNITS OUTSTANDING

      The changes in units outstanding for the years ended December 31, 2002 and 2001 were as follows:

                                                                                      2002                            2001
                                                                 --------------------------------------------    -------------
                                                                                     Units      Net Increase/    Net Increase/
                                                                 Units Issued      Redeemed      (Decrease)       (Decrease)
                                                                 ------------      --------     -------------    -------------
The Guardian Stock Fund                                              78,008        767,698        (689,690)        (602,687)
The Guardian VC 500 Index Fund                                      206,045         13,574         192,471          174,875
The Guardian VC Asset Allocation Fund                                   155         28,839         (28,684)          48,244
The Guardian VC High Yield Bond Fund                                 22,025            725          21,300           17,092
The Guardian Bond Fund, Inc.                                        239,549        194,503          45,046          (17,043)
The Guardian Cash Fund, Inc.                                        510,475        754,551        (244,076)         (31,093)
Gabelli Capital Asset Fund                                            9,782         38,919         (29,137)         198,666
Baillie Gifford International Fund                                    3,244        145,561        (142,317)        (176,050)
Baillie Gifford Emerging Markets Fund                                22,612         33,214         (10,602)         (85,513)
The Guardian Small Cap Stock Fund                                    39,707         73,034         (33,327)         (68,554)
Value Line Centurion Fund, Inc.                                      27,075        339,519        (312,444)        (266,473)
Value Line Strategic Asset Management Trust                          14,289        451,499        (437,210)        (426,907)
AIM V.I. Capital Appreciation Fund                                      575          6,141          (5,566)           7,258
AIM V.I. Global Utilities Fund                                           50          7,267          (7,217)           2,178
AIM V.I. Premier Equity (formerly AIM V.I. Value Fund)                1,044         24,238         (23,194)          32,126
Alliance Growth & Income Portfolio                                    2,337            113           2,224               --
Alliance Premier Growth Portfolio                                        34             --              34               --
Alliance Technology Portfolio                                         2,236              1           2,235               --
AllianceBernstein Value Portfolio                                     1,226             --           1,226               --
Davis Financial Portfolio                                             3,900         16,014         (12,114)           2,131
Davis Real Estate Portfolio                                          61,176          7,455          53,721           13,511
Davis Value Portfolio                                                29,494         12,795          16,699           95,459
Fidelity VIP Contrafund Portfolio Service Class                      39,720         26,594          13,126           71,932
Fidelity VIP Equity-Income Portfolio Service Class                   64,909         15,198          49,711           48,733
Fidelity VIP Growth Opportunities Portfolio Service Class            21,849              1          21,848             (943)
Fidelity VIP Mid Cap Growth Portfolio Service Class                  57,018         72,953         (15,935)         (34,135)
Franklin Templeton Growth Securities Fund Class 2                    15,549            194          15,355               --
Janus Aspen Aggressive Growth Portfolio                                 822        112,714        (111,892)         (35,655)
Janus Aspen Capital Appreciation Portfolio                              396         65,921         (65,525)         (28,556)
Janus Aspen Growth Portfolio                                            446         74,113         (73,667)          11,412
Janus Aspen Worldwide Growth Portfolio                                2,827         69,370         (66,543)          23,948
MFS Emerging Growth Series                                           10,197          9,402             795           44,596
MFS Investors Trust Series (formerly MFS Growth With
  Income Series)                                                      1,251         19,334         (18,083)         (79,943)
MFS New Discovery Series                                              5,376         57,606         (52,230)          56,601
MFS Research Series                                                     117          6,526          (6,409)           7,616
MFS Total Return Series                                              62,964         30,944          32,020          192,808
Van Kampen Life Investment Trust Growth & Income
  Portfolio Class II                                                 12,711             33          12,678               --
Van Kampen Life Investment Trust Government
  Portfolio Class II                                                 91,660          3,804          87,856               --


----
B-34                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2002 (continued)

NOTE 6 -- UNIT VALUES

      The following represent amounts for the years ended December 31, excluding the effect of the expenses of the underlying fund portfolios and charges made directly to contractholders' accounts through redemption of units.

                                                                                        Expenses as      Investment
                                                              Net Assets                 % of Avg.         Income        Total
                                            Units      Unit Value      In whole $        Net Assets        Ratio       Return(2)
                                            -----      ----------      ----------       -----------      ----------    ---------
REGULAR CONTRACT

The Guardian Stock Fund

            2002                           2,291,712    $ 74.18       $170,006,298         1.00%            0.88%       -21.65%
            2001                           2,853,376      94.69        270,177,092         1.00%            0.24%       -22.21%
            2000                           3,456,063     121.73        420,699,556         1.00%            0.07%       -19.19%
            1999                           3,916,386     150.64        589,959,109         1.00%            0.41%        29.88%
            1998                           4,776,931     115.98        554,049,688         1.00%            0.91%        18.69%
The Guardian VC 500 Index Fund(1)
            2002                             413,646    $  6.44       $  2,662,372         1.00%            2.36%       -23.18%
            2001                             242,907       8.38          2,035,120         1.00%            1.39%       -12.79%
            2000                              68,032       9.61            653,571         1.00%            0.70%        -3.93%
            1999                                  --         --                 --           --               --            --
            1998                                  --         --                 --           --               --            --
The Guardian VC Asset Allocation
  Fund(1)
            2002                              45,137    $  7.47       $    337,199         1.00%            3.46%       -20.67%
            2001                              73,821       9.42            695,183         1.00%            1.22%        -9.92%
            2000                              25,577      10.45            267,398         1.00%            2.64%         4.54%
            1999                                  --         --                 --           --               --            --
            1998                                  --         --                 --           --               --            --
The Guardian VC High Yield Bond
  Fund(1)
            2002                              44,601    $  9.90       $    441,489         1.00%            9.79%         0.30%
            2001                              23,569       9.87            232,604         1.00%           15.91%         2.54%
            2000                               6,477       9.62             62,336         1.00%            5.15%        -3.76%
            1999                                  --         --                 --           --               --            --
            1998                                  --         --                 --           --               --            --
The Guardian Bond Fund, Inc.
            2002                           1,285,709    $ 43.20       $ 55,546,167         1.00%            4.37%         8.40%
            2001                           1,246,728      39.86         49,690,512         1.00%            5.94%         7.80%
            2000                           1,263,771      36.97         46,726,313         1.00%            6.15%         8.94%
            1999                           1,565,455      33.94         53,131,859         1.00%            5.35%        -1.81%
            1998                           1,964,674      34.57         67,912,019         1.00%            5.35%         7.04%
The Guardian Cash Fund, Inc.
            2002                           2,431,591    $ 27.98       $ 68,033,498         1.00%            1.21%         0.26%
            2001                           2,543,027      27.91         70,970,265         1.00%            4.20%         2.57%
            2000                           2,574,120      27.21         70,036,114         1.00%            6.88%         4.99%
            1999                           2,995,641      25.92         77,634,150         1.00%            5.54%         3.75%
            1998                           3,345,375      24.98         83,564,863         1.00%            5.75%         4.08%
Gabelli Capital Asset Fund
            2002                             408,632    $ 19.74       $  8,067,476         1.00%            0.26%       -15.15%
            2001                             443,223      23.27         10,313,275         1.00%            0.63%         1.56%
            2000                             244,557      22.91          5,603,243         1.00%            0.15%         4.52%
            1999                             385,092      21.92          8,441,770         1.00%            0.12%        18.64%
            1998                             487,073      18.48          9,000,142         1.00%            0.20%        10.58%

(1)   Portfolio commenced operations on June 1, 2000.

(2)   Total returns are not annualized for periods less than one year.

(3)   No contracts with this rider investing in this investment division.


                                                                            ----
FINANCIAL STATEMENTS                                                        B-35
                                                                            ----

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2002 (continued)

                                                                                        Expenses as      Investment
                                                              Net Assets                 % of Avg.         Income        Total
                                            Units      Unit Value      In whole $        Net Assets        Ratio       Return(2)
                                            -----      ----------      ----------       -----------      ----------    ---------
REGULAR CONTRACT

Baillie Gifford International Fund

            2002                             666,980    $15.08        $ 10,054,890         1.00%            0.08%       -18.51%
            2001                             795,385     18.50          14,714,590         1.00%              --        -21.18%
            2000                             971,435     23.47          22,801,281         1.00%              --        -20.79%
            1999                           1,153,489     29.63          34,178,833         1.00%            0.39%        37.75%
            1998                           1,377,239     21.51          29,625,583         1.00%            0.62%        19.99%
Baillie Gifford Emerging Markets Fund
            2002                             284,257    $ 9.30        $  2,642,344         1.00%            0.48%        -7.26%
            2001                             295,604     10.02           2,962,938         1.00%            0.20%         5.26%
            2000                             381,117      9.52           3,629,145         1.00%              --        -28.52%
            1999                             544,584     13.32           7,254,466         1.00%              --         70.57%
            1998                             323,502      7.81           2,526,426         1.00%            0.16%       -27.49%
The Guardian Small Cap Stock Fund
            2002                             479,166    $10.32        $  4,947,285         1.00%            0.01%       -16.33%
            2001                             517,680     12.34           6,387,760         1.00%            0.01%        -8.72%
            2000                             586,234     13.52           7,925,114         1.00%              --         -4.33%
            1999                             472,093     14.13           6,670,691         1.00%            0.13%        33.72%
            1998                             568,862     10.57           6,011,081         1.00%            0.13%        -6.68%
Value Line Centurion Fund, Inc.
            2002                           1,852,562    $49.51        $ 91,729,524         1.00%              --        -23.69%
            2001                           2,136,987     64.89         138,659,836         1.00%            0.16%       -17.17%
            2000                           2,403,460     78.33         188,265,968         1.00%            0.07%       -13.33%
            1999                           2,822,201     90.38         255,070,045         1.00%            0.26%        26.97%
            1998                           3,076,007     71.18         218,957,364         1.00%            0.30%        26.22%
Value Line Strategic Asset
  Management Trust
            2002                           1,672,130    $41.93        $ 70,113,176         1.00%            1.29%       -13.39%
            2001                           2,038,740     48.41          98,697,799         1.00%            3.11%       -13.78%
            2000                           2,465,647     56.15         138,437,023         1.00%            2.05%         0.95%
            1999                           2,820,532     55.62         156,874,710         1.00%            1.00%        23.10%
            1998                           3,314,960     45.18         149,778,035         1.00%            2.70%        26.21%
AIM V.I. Capital Appreciation Fund(1)
            2002                              98,605    $ 5.43        $    535,108         1.00%              --        -25.10%
            2001                             101,635      7.25             736,365         1.00%              --        -24.03%
            2000                              94,377      9.54             900,090         1.00%              --         -4.63%
            1999                                  --        --                  --           --               --            --
            1998                                  --        --                  --           --               --            --
AIM V.I. Global Utilities Fund(1)
            2002                              13,777    $ 5.42        $     74,677         1.00%            7.65%       -26.26%
            2001                              20,994      7.35             154,332         1.00%            1.28%       -28.63%
            2000                              18,816     10.30             193,827         1.00%            1.07%         3.01%
            1999                                  --        --                  --           --               --            --
            1998                                  --        --                  --           --               --            --
AIM V.I. Premier Equity (formerly
  AIM V.I. Value Fund)(1)
            2002                              54,388    $ 5.54        $    301,468         1.00%            1.02%       -30.94%
            2001                              75,616    $ 8.03        $    606,933         1.00%            0.16%       -13.42%
            2000                              43,490      9.27             403,177         1.00%            0.12%        -7.29%
            1999                                  --        --                  --           --               --            --
            1998                                  --        --                  --           --               --            --

(1)   Portfolio commenced operations on June 1, 2000.

(2)   Total returns are not annualized for periods less than one year.

(3)   No contracts with this rider investing in this investment division.


----
B-36                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2002 (continued)

                                                                                        Expenses as      Investment
                                                              Net Assets                 % of Avg.         Income        Total
                                            Units      Unit Value      In whole $        Net Assets        Ratio       Return(2)
                                            -----      ----------      ----------       -----------      ----------    ---------
REGULAR CONTRACT

Alliance Growth & Income Portfolio(3)
            2002                                2106    $ 8.00        $     16,854         1.00%            0.23%       -19.98%
            2001                                  --        --                  --           --               --            --
            2000                                  --        --                  --           --               --            --
            1999                                  --        --                  --           --               --            --
            1998                                  --        --                  --           --               --            --
Alliance Premier Growth Portfolio(3)
            2002                                  34    $ 7.91        $        269         1.00%              --        -20.90%
            2001                                  --        --                  --           --               --            --
            2000                                  --        --                  --           --               --            --
            1999                                  --        --                  --           --               --            --
            1998                                  --        --                  --           --               --            --
Alliance Technology Portfolio(3)
            2002                               2,235    $ 6.81        $     15,217         1.00%              --        -31.91%
            2001                                  --        --                  --           --               --            --
            2000                                  --        --                  --           --               --            --
            1999                                  --        --                  --           --               --            --
            1998                                  --        --                  --           --               --            --
AllianceBernstein Value Portfolio(3)
            2002                               1,226    $ 8.51        $     10,434         1.00%              --        -14.88%
            2001                                  --        --                  --           --               --            --
            2000                                  --        --                  --           --               --            --
            1999                                  --        --                  --           --               --            --
            1998                                  --        --                  --           --               --            --
Davis Financial Portfolio(1)
            2002                              40,624    $ 8.99        $    365,210         1.00%            0.36%       -17.66%
            2001                              50,488     10.92             551,210         1.00%            0.04%       -11.25%
            2000                              48,357     12.30             594,890         1.00%            0.08%        23.02%
            1999                                  --        --                  --           --               --            --
            1998                                  --        --                  --           --               --            --
Davis Real Estate Portfolio(1)
            2002                              74,949    $12.47        $    934,401         1.00%            4.68%         4.86%
            2001                              26,189     11.89             311,384         1.00%            5.09%         4.46%
            2000                              12,678     11.38             144,302         1.00%            2.37%        13.82%
            1999                                  --        --                  --           --               --            --
            1998                                  --        --                  --           --               --            --
Davis Value Portfolio(1)
            2002                             133,885    $ 7.61        $  1,019,532         1.00%            0.88%       -17.08%
            2001                             115,872      9.18           1,064,132         1.00%            0.56%       -11.27%
            2000                              20,413     10.35             211,284         1.00%            0.23%         3.50%
            1999                                  --        --                  --           --               --            --
            1998                                  --        --                  --           --               --            --
Fidelity VIP Contrafund Portfolio
  Service Class(1)
            2002                             118,692    $ 7.82        $    928,116         1.00%            0.68%       -10.31%
            2001                             106,175      8.72             925,696         1.00%            0.47%       -13.22%
            2000                              34,243     10.05             344,037         1.00%              --          0.47%
            1999                                  --        --                  --           --               --            --
            1998                                  --        --                  --           --               --            --

(1)   Portfolio commenced operations on June 1, 2000.

(2)   Total returns are not annualized for periods less than one year.

(3)   No contracts with this rider investing in this investment division.


                                                                            ----
FINANCIAL STATEMENTS                                                        B-37
                                                                            ----

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2002 (continued)

                                                                                        Expenses as      Investment
                                                              Net Assets                 % of Avg.         Income        Total
                                            Units      Unit Value      In whole $        Net Assets        Ratio       Return(2)
                                            -----      ----------      ----------       -----------      ----------    ---------
REGULAR CONTRACT

Fidelity VIP Equity-Income Portfolio
  Service Class(1)
            2002                             127,302    $ 8.43        $  1,072,736         1.00%            1.36%       -17.81%
            2001                              74,120     10.25             759,949         1.00%            0.79%        -6.02%
            2000                              25,387     10.91             276,962         1.00%              --          9.10%
            1999                                  --        --                  --           --               --            --
            1998                                  --        --                  --           --               --            --
Fidelity VIP Growth Opportunities
  Portfolio Service Class(1)
            2002                              22,724    $ 6.21        $    141,192         1.00%            0.21%       -22.68%
            2001                                 876      8.04               7,040         1.00%            0.32%       -15.28%
            2000                               1,819      9.49              17,257         1.00%              --         -5.15%
            1999                                  --        --                  --           --               --            --
            1998                                  --        --                  --           --               --            --
Fidelity VIP Mid Cap Growth Portfolio
  Service Class(1)
            2002                             319,040    $10.86        $  3,466,169         1.00%            0.90%       -10.78%
            2001                             327,910     12.18           3,992,942         1.00%              --         -4.31%
            2000                             362,045     12.73           4,607,219         1.00%              --         27.26%
            1999                                  --        --                  --           --               --            --
            1998                                  --        --                  --           --               --            --
Franklin Templeton Growth Securities
  Fund Class 2(3)
            2002                              14,588    $ 7.97        $    116,226         1.00%            0.13%       -20.33%
            2001                                  --        --                  --           --               --            --
            2000                                  --        --                  --           --               --            --
            1999                                  --        --                  --           --               --            --
            1998                                  --        --                  --           --               --            --
Janus Aspen Aggressive Growth
  Portfolio(1)
            2002                             194,579    $ 3.62        $    705,318         1.00%              --        -28.74%
            2001                             295,486      5.08           1,501,003         1.00%              --        -40.04%
            2000                             331,141      8.47           2,805,574         1.00%            2.72%       -15.28%
            1999                                  --        --                  --           --               --            --
            1998                                  --        --                  --           --               --            --
Janus Aspen Capital Appreciation
  Portfolio(1)
            2002                              95,957    $ 5.98        $    573,946         1.00%            0.65%       -16.50%
            2001                             160,167      7.16           1,147,295         1.00%            1.23%       -22.44%
            2000                             188,723      9.24           1,742,982         1.00%            1.14%        -7.64%
            1999                                  --        --                  --           --               --            --
            1998                                  --        --                  --           --               --            --
Janus Aspen Growth Portfolio(1)
            2002                              86,763    $ 5.03        $    436,392         1.00%              --        -27.23%
            2001                             158,988      6.91           1,098,894         1.00%            0.07%       -25.47%
            2000                             147,576      9.27           1,368,634         1.00%            0.70%        -7.26%
            1999                                  --        --                  --           --               --            --
            1998                                  --        --                  --           --               --            --

(1)   Portfolio commenced operations on June 1, 2000.

(2)   Total returns are not annualized for periods less than one year.

(3)   No contracts with this rider investing in this investment division.


----
B-38                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2002 (continued)

                                                                                        Expenses as      Investment
                                                              Net Assets                 % of Avg.         Income        Total
                                            Units      Unit Value      In whole $        Net Assets        Ratio       Return(2)
                                            -----      ----------      ----------       -----------      ----------    ---------
REGULAR CONTRACT

Janus Aspen Worldwide Growth Portfolio(1)
            2002                             206,380    $ 5.18        $  1,069,809         1.00%            0.99%       -26.23%
            2001                             268,921      7.03           1,889,726         1.00%            0.49%       -23.20%
            2000                             244,973      9.15           2,241,360         1.00%            1.10%        -8.51%
            1999                                  --        --                  --           --               --            --
            1998                                  --        --                  --           --               --            --
MFS Emerging Growth Series(1)
            2002                              74,793    $ 4.01        $    300,058         1.00%              --        -34.41%
            2001                              72,184      6.12             441,516         1.00%              --        -34.14%
            2000                              27,588      9.29             256,211         1.00%              --         -7.13%
            1999                                  --        --                  --           --               --            --
            1998                                  --        --                  --           --               --            --
MFS Investors Trust Series (formerly
  MFS Growth With Income Series)
            2002                             136,220    $ 8.57        $  1,167,748         1.00%            0.63%       -21.74%
            2001                             153,926     10.95           1,686,056         1.00%            0.50%       -16.78%
            2000                             233,869     13.16           3,078,170         1.00%            0.55%        -1.13%
            1999                             333,700     13.31           4,442,297         1.00%            0.39%         5.65%
            1998                             427,295     12.60           5,384,161         1.00%              --         21.12%
MFS New Discovery Series(1)
            2002                              59,143    $ 6.75        $    399,047         1.00%              --        -32.30%
            2001                             116,747      9.97           1,163,558         1.00%              --         -5.96%
            2000                              60,146     10.60             637,425         1.00%              --          5.98%
            1999                                  --        --                  --           --               --            --
            1998                                  --        --                  --           --               --            --
MFS Research Series(1)
            2002                               8,586    $ 5.65        $     48,498         1.00%            0.63%       -25.28%
            2001                              14,814      7.56             111,977         1.00%            0.02%       -22.02%
            2000                               7,198      9.69              69,775         1.00%              --         -3.06%
            1999                                  --        --                  --           --               --            --
            1998                                  --        --                  --           --               --            --
MFS Total Return Series(1)
            2002                             241,880    $10.48        $  2,534,993         1.00%            1.76%        -6.10%
            2001                             209,028     11.16           2,332,961         1.00%            0.75%        -0.74%
            2000                              16,220     11.24             182,375         1.00%              --         12.44%
            1999                                  --        --                  --           --               --            --
            1998                                  --        --                  --           --               --            --
Van Kampen Life Investment Trust
  Growth & Income Portfolio Class II(3)
            2002                              11,423    $ 8.25        $     94,213         1.00%              --        -17.52%
            2001                                  --        --                  --           --               --            --
            2000                                  --        --                  --           --               --            --
            1999                                  --        --                  --           --               --            --
            1998                                  --        --                  --           --               --            --
Van Kampen Life Investment Trust
  Government Portfolio Class II(3)
            2002                              74,987    $10.64        $    797,728         1.00%              --          6.38%
            2001                                  --        --                  --           --               --            --
            2000                                  --        --                  --           --               --            --
            1999                                  --        --                  --           --               --            --
            1998                                  --        --                  --           --               --            --

(1)   Portfolio commenced operations on June 1, 2000.

(2)   Total returns are not annualized for periods less than one year.

(3)   No contracts with this rider investing in this investment division.


                                                                            ----
FINANCIAL STATEMENTS                                                        B-39
                                                                            ----

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2002 (continued)

                                                                                        Expenses as      Investment
                                                              Net Assets                 % of Avg.         Income        Total
                                            Units      Unit Value      In whole $        Net Assets        Ratio       Return(2)
                                            -----      ----------      ----------       -----------      ----------    ---------
7 YEAR ENHANCED DEATH
BENEFIT RIDER
(offered November 3, 1997)

The Guardian Stock Fund
            2002                           1,055,188    $ 7.90        $  8,335,488         1.30%            0.88%       -21.89%
            2001                           1,183,214     10.11          11,966,158         1.30%            0.24%       -22.45%
            2000                           1,514,490     13.04          19,749,862         1.30%            0.07%       -19.44%
            1999                           1,609,305     16.19          26,049,023         1.30%            0.41%        29.49%
            1998                           1,089,755     12.50          13,622,258         1.30%            0.91%        18.33%
The Guardian VC 500 Index Fund(1)
            2002                              26,258    $ 6.39        $    167,686         1.30%            2.36%       -23.41%
            2001                               4,526      8.34              37,740         1.30%            1.39%       -13.06%
            2000                                  --        --                  --           --               --            --
            1999                                  --        --                  --           --               --            --
            1998                                  --        --                  --           --               --            --
The Guardian VC Asset Allocation
  Fund(1)(3)
            2002                                  --        --                  --           --               --            --
            2001                                  --        --                  --           --               --            --
            2000                                  --        --                  --           --               --            --
            1999                                  --        --                  --           --               --            --
            1998                                  --        --                  --           --               --            --
The Guardian VC High Yield Bond
  Fund(1)
            2002                                 268    $ 9.81        $      2,630         1.30%            9.79%        -1.90%
            2001                                  --        --                  --           --               --            --
            2000                                  --        --                  --           --               --            --
            1999                                  --        --                  --           --               --            --
            1998                                  --        --                  --           --               --            --
The Guardian Bond Fund, Inc.
            2002                             124,120    $13.33        $  1,654,077         1.30%            4.37%         8.07%
            2001                             118,055     12.33           1,455,778         1.30%            5.94%         7.47%
            2000                             106,984     11.47           1,227,500         1.30%            6.15%         8.61%
            1999                             140,479     10.56           1,484,038         1.30%            5.35%        -2.11%
            1998                             168,908     10.79           1,822,766         1.30%            5.35%         6.71%
The Guardian Cash Fund, Inc.
            2002                             145,197    $11.54        $  1,676,241         1.30%            1.21%        -0.05%
            2001                             277,837     11.55           3,208,975         1.30%            4.20%         2.30%
            2000                             231,213     11.29           2,611,333         1.30%            6.88%         4.63%
            1999                             336,117     10.79           3,626,749         1.30%            5.54%         3.44%
            1998                             319,565     10.43           3,333,550         1.30%            5.75%         3.77%
Gabelli Capital Asset Fund
            2002                              41,677    $12.39        $    516,312         1.30%            0.26%       -15.44%
            2001                              36,223     14.65             530,482         1.30%            0.63%         1.25%
            2000                              29,112     14.46             421,075         1.30%            0.15%         4.20%
            1999                              69,116     13.88             959,350         1.30%            0.12%        18.28%
            1998                              82,295     11.74             965,745         1.30%            0.20%        10.28%

(1)   Portfolio commenced operations on June 1, 2000.

(2)   Total returns are not annualized for periods less than one year.

(3)   No contracts with this rider investing in this investment division.

(4)   Portfolio commenced operations on May 1, 2002.


----
B-40                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2002 (continued)

                                                                                        Expenses as      Investment
                                                              Net Assets                 % of Avg.         Income        Total
                                            Units      Unit Value      In whole $        Net Assets        Ratio       Return(2)
                                            -----      ----------      ----------       -----------      ----------    ---------
7 YEAR ENHANCED DEATH
BENEFIT RIDER
(offered November 3, 1997)

Baillie Gifford International Fund
            2002                              54,391    $ 8.75        $    475,712         1.30%            0.08%       -18.76%
            2001                              68,303     10.77             735,310         1.30%              --        -21.42%
            2000                             147,370     13.70           2,018,936         1.30%              --        -21.02%
            1999                             144,167     17.35           2,500,830         1.30%            0.39%        37.34%
            1998                             104,476     12.63           1,319,628         1.30%            0.62%        19.63%
Baillie Gifford Emerging Markets Fund
            2002                               2,561    $ 9.26        $     23,726         1.30%            0.48%        -7.54%
            2001                               1,816     10.02              18,199         1.30%            0.20%         4.94%
            2000                               5,799      9.55              55,358         1.30%              --        -28.73%
            1999                              14,343     13.40             192,126         1.30%              --         70.06%
            1998                               8,161      7.88              64,278         1.30%            0.16%       -27.71%
The Guardian Small Cap Stock Fund
            2002                              21,671    $ 9.11        $    197,486         1.30%            0.01%       -16.58%
            2001                              16,484     10.92             180,059         1.30%            0.01%        -9.00%
            2000                              22,518     12.00             270,301         1.30%              --         -4.61%
            1999                              24,963     12.58             314,137         1.30%            0.13%        33.32%
            1998                              28,314      9.44             267,264         1.30%            0.13%        -6.96%
Value Line Centurion Fund, Inc.
            2002                             622,814    $ 8.83        $  5,500,217         1.30%              --        -23.92%
            2001                             650,833     11.61           7,554,550         1.30%            0.16%       -17.41%
            2000                             729,689     14.06          10,255,789         1.30%            0.07%       -13.59%
            1999                             770,756     16.27          12,537,000         1.30%            0.26%        26.59%
            1998                             586,543     12.85           7,536,698         1.30%            0.30%        25.84%
Value Line Strategic Asset Management
  Trust
            2002                             271,791    $11.84        $  3,217,615         1.30%            1.29%       -13.65%
            2001                             342,391     13.71           4,693,998         1.30%            3.11%       -14.04%
            2000                             403,907     15.95           6,441,441         1.30%            2.05%         0.64%
            1999                             421,493     15.85           6,678,831         1.30%            1.00%        23.32%
            1998                             295,200     12.91           3,811,347         1.30%            2.70%        25.23%
AIM V.I. Capital Appreciation Fund(1)
            2002                               4,747    $ 5.38        $     25,562         1.30%              --        -25.32%
            2001                               7,283      7.21              52,513         1.30%              --        -24.26%
            2000                               4,740      9.52              45,126         1.30%              --         -4.80%
            1999                                  --        --                  --           --               --            --
            1998                                  --        --                  --           --               --            --
AIM V.I. Global Utilities Fund(1)
            2002                               1,465    $ 5.38        $      7,879         1.30%            7.65%       -26.49%
            2001                               1,465      7.32              10,719         1.30%            1.28%       -28.85%
            2000                               1,465     10.28              15,069         1.30%            1.07%         2.82%
            1999                                  --        --                  --           --               --            --
            1998                                  --        --                  --           --               --            --

(1)   Portfolio commenced operations on June 1, 2000.

(2)   Total returns are not annualized for periods less than one year.

(3)   No contracts with this rider investing in this investment division.

(4)   Portfolio commenced operations on May 1, 2002.


                                                                            ----
FINANCIAL STATEMENTS                                                        B-41
                                                                            ----

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2002 (continued)

                                                                                        Expenses as      Investment
                                                              Net Assets                 % of Avg.         Income        Total
                                            Units      Unit Value      In whole $        Net Assets        Ratio       Return(2)
                                            -----      ----------      ----------       -----------      ----------    ---------
7 YEAR ENHANCED DEATH
BENEFIT RIDER
(offered November 3, 1997)

AIM V.I. Premier Equity (formerly
  AIM V.I. Value Fund)(1)
            2002                               4,480    $ 5.50        $     24,638         1.30%            1.02%       -31.15%
            2001                               6,446      7.99              51,486         1.30%            0.16%       -13.68%
            2000                               5,645      9.25              52,239         1.30%            0.12%        -7.46%
            1999                                  --        --                  --           --               --            --
            1998                                  --        --                  --           --               --            --
Alliance Growth & Income Portfolio(4)(3)
            2002                                 118    $ 7.95        $        938         1.30%            0.23%       -20.50%
            2001                                  --        --                  --           --               --            --
            2000                                  --        --                  --           --               --            --
            1999                                  --        --                  --           --               --            --
            1998                                  --        --                  --           --               --            --
Alliance Premier Growth Portfolio(4)(3)
            2002                                  --        --                  --           --               --            --
            2001                                  --        --                  --           --               --            --
            2000                                  --        --                  --           --               --            --
            1999                                  --        --                  --           --               --            --
            1998                                  --        --                  --           --               --            --
Alliance Technology Portfolio(4)(3)
            2002                                  --        --                  --           --               --            --
            2001                                  --        --                  --           --               --            --
            2000                                  --        --                  --           --               --            --
            1999                                  --        --                  --           --               --            --
            1998                                  --        --                  --           --               --            --
AllianceBernstein Value Portfolio(4)(3)
            2002                                  --        --                  --           --               --            --
            2001                                  --        --                  --           --               --            --
            2000                                  --        --                  --           --               --            --
            1999                                  --        --                  --           --               --            --
            1998                                  --        --                  --           --               --            --
Davis Financial Portfolio(1)
            2002                                 408    $ 8.91        $      3,636         1.30%            0.36%       -18.00%
            2001                               2,658     10.87              28,883         1.30%            0.04%       -11.52%
            2000                                  --        --                  --           --               --            --
            1999                                  --        --                  --           --               --            --
            1998                                  --        --                  --           --               --            --
Davis Real Estate Portfolio(1)
            2002                               9,637    $12.37        $    119,213         1.30%            4.68%         4.54%
            2001                               4,676     11.83              55,333         1.30%            5.09%         4.15%
            2000                                  --        --                  --           --               --            --
            1999                                  --        --                  --           --               --            --
            1998                                  --        --                  --           --               --            --

(1)   Portfolio commenced operations on June 1, 2000.

(2)   Total returns are not annualized for periods less than one year.

(3)   No contracts with this rider investing in this investment division.

(4)   Portfolio commenced operations on May 1, 2002.


----
B-42                                                        FINANCIAL STATEMENTS
----

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2002 (continued)

                                                                                        Expenses as      Investment
                                                              Net Assets                 % of Avg.         Income        Total
                                            Units      Unit Value      In whole $        Net Assets        Ratio       Return(2)
                                            -----      ----------      ----------       -----------      ----------    ---------
7 YEAR ENHANCED DEATH
BENEFIT RIDER
(offered November 3, 1997)

Davis Value Portfolio(1)
            2002                               8,319    $ 7.56        $     62,852         1.30%            0.88%       -17.33%
            2001                               9,633      9.14              88,043         1.30%            0.56%       -11.54%
            2000                               6,130     10.33              63,333         1.30%            0.23%         3.32%
            1999                                  --        --                  --           --               --            --
            1998                                  --        --                  --           --               --            --
Fidelity VIP Contrafund Portfolio
  Service Class(1)
            2002                               4,658    $ 7.76        $     36,141         1.30%            0.68%       -10.58%
            2001                               4,049      8.68              35,134         1.30%            0.47%       -13.48%
            2000                               3,186     10.03              31,952         1.30%              --          0.29%
            1999                                  --        --                  --           --               --            --
            1998                                  --        --                  --           --               --            --
Fidelity VIP Equity-Income Portfolio
  Service Class(1)
            2002                               1,395    $ 8.36        $     11,661         1.30%            1.36%       -18.06%
            2001                               4,866     10.20              49,652         1.30%            0.79%        -6.30%
            2000                                  --        --                  --           --               --            --
            1999                                  --        --                  --           --               --            --
            1998                                  --        --                  --           --               --            --
Fidelity VIP Growth Opportunities
  Portfolio Service Class(1)
            2002                                  --        --                  --           --               --            --
            2001                                  --        --                  --           --               --            --
            2000                                  --        --                  --           --               --            --
            1999                                  --        --                  --           --               --            --
            1998                                  --        --                  --           --               --            --
Fidelity VIP Mid Cap Growth Portfolio
  Service Class(1)
            2002                               8,931    $10.78        $     96,275         1.30%            0.90%       -11.05%
            2001                              15,996     12.12             193,846         1.30%              --         -4.60%
            2000                              42,703     12.70             542,442         1.30%              --         27.03%
            1999                                  --        --                  --           --               --            --
            1998                                  --        --                  --           --               --            --
Franklin Templeton Growth Securities
  Fund Class 2(4)
            2002                                 767    $ 7.95        $      6,101         1.30%            0.13%       -20.49%
            2001                                  --        --                  --           --               --            --
            2000                                  --        --                  --           --               --            --
            1999                                  --        --                  --           --               --            --
            1998                                  --        --                  --           --               --            --

(1)   Portfolio commenced operations on June 1, 2000.

(2)   Total returns are not annualized for periods less than one year.

(3)   No contracts with this rider investing in this investment division.

(4)   Portfolio commenced operations on May 1, 2002.


                                                                            ----
FINANCIAL STATEMENTS                                                        B-43
                                                                            ----

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2002 (continued)

                                                                                        Expenses as      Investment
                                                              Net Assets                 % of Avg.         Income        Total
                                            Units      Unit Value      In whole $        Net Assets        Ratio       Return(2)
                                            -----      ----------      ----------       -----------      ----------    ---------
7 YEAR ENHANCED DEATH
BENEFIT RIDER
(offered November 3, 1997)

Janus Aspen Aggressive Growth
  Portfolio(1)
            2002                               4,047    $ 3.60        $     14,556         1.30%              --        -28.86%
            2001                              15,032      5.06              75,990         1.30%              --        -40.22%
            2000                              10,750      8.46              90,914         1.30%            2.72%       -15.43%
            1999                                  --        --                  --           --               --            --
            1998                                  --        --                  --           --               --            --
Janus Aspen Capital Appreciation
  Portfolio(1)
            2002                               5,241    $ 5.93        $     31,103         1.30%            0.65%       -16.75%
            2001                               6,556      7.13              46,736         1.30%            1.23%       -22.67%
            2000                               2,840      9.22              26,186         1.30%            1.14%        -7.81%
            1999                                  --        --                  --           --               --            --
            1998                                  --        --                  --           --               --            --
Janus Aspen Growth Portfolio(1)
            2002                               2,899    $ 4.99        $     14,471         1.30%              --        -27.45%
            2001                               4,341      6.88              29,859         1.30%            0.07%       -25.70%
            2000                               4,225      9.26              39,108         1.30%            0.70%        -7.43%
            1999                                  --        --                  --           --               --            --
            1998                                  --        --                  --           --               --            --
Janus Aspen Worldwide Growth
  Portfolio(1)
            2002                               5,223    $ 5.14        $     26,865         1.30%            0.99%       -26.45%
            2001                               9,225      6.99              64,516         1.30%            0.49%       -23.43%
            2000                               9,247      9.13              84,451         1.30%            1.10%        -8.67%
            1999                                  --        --                  --           --               --            --
            1998                                  --        --                  --           --               --            --
MFS Emerging Growth Series(1)
            2002                               3,714    $ 3.98        $     14,783         1.30%              --        -34.61%
            2001                               5,528      6.09              33,647         1.30%              --        -34.34%
            2000                               5,397      9.27              50,036         1.30%              --         -7.30%
            1999                                  --        --                  --           --               --            --
            1998                                  --        --                  --           --               --            --
MFS Investors Trust Series (formerly
  MFS Growth With Income Series)
            2002                               4,156    $ 8.65        $     35,949         1.30%            0.63%       -21.97%
            2001                               4,533     11.09              50,255         1.30%            0.50%       -17.03%
            2000                               7,037     13.36              94,034         1.30%            0.55%        -1.43%
            1999                              11,618     13.56             157,484         1.30%            0.39%         5.33%
            1998                              11,842     12.87             152,405         1.30%              --         20.76%
MFS New Discovery Series(1)
            2002                               7,032    $ 6.69        $     47,077         1.30%              --        -32.51%
            2001                               1,658      9.92              16,442         1.30%              --         -6.24%
            2000                                 715     10.58               7,560         1.30%              --          5.80%
            1999                                  --        --                  --           --               --            --
            1998                                  --        --                  --           --               --            --

(1)   Portfolio commenced operations on June 1, 2000.

(2)   Total returns are not annualized for periods less than one year.

(3)   No contracts with this rider investing in this investment division.

(4)   Portfolio commenced operations on May 1, 2002.


----
B-44                                                       FINANCIAL STATEMENTS
----

The Guardian Separate Account A

NOTES TO FINANCIAL STATEMENTS

December 31, 2002 (continued)

                                                                                        Expenses as      Investment
                                                              Net Assets                 % of Avg.         Income        Total
                                            Units      Unit Value      In whole $        Net Assets        Ratio       Return(2)
                                            -----      ----------      ----------       -----------      ----------    ---------
7 YEAR ENHANCED DEATH
BENEFIT RIDER
(offered November 3, 1997)

MFS Research Series(1)
            2002                                 500    $ 5.61        $      2,804         1.30%            0.63%       -25.43%
            2001                                 681      7.52               5,120         1.30%            0.02%       -22.26%
            2000                                 681      9.68               6,589         1.30%              --         -3.24%
            1999                                  --        --                  --           --               --            --
            1998                                  --        --                  --           --               --            --
MFS Total Return Series(1)
            2002                              14,160    $10.40        $    147,247         1.30%            1.76%        -6.38%
            2001                              14,992     11.11             166,520         1.30%            0.75%        -1.03%
            2000                                  --        --                  --           --               --            --
            1999                                  --        --                  --           --               --            --
            1998                                  --        --                  --           --               --            --
Van Kampen Life Investment Trust
  Growth & Income Portfolio Class II(4)
            2002                               1,255    $ 8.23        $     10,334         1.30%              --        -17.69%
            2001                                  --        --                  --           --               --            --
            2000                                  --        --                  --           --               --            --
            1999                                  --        --                  --           --               --            --
            1998                                  --        --                  --           --               --            --
Van Kampen Life Investment Trust
  Government Portfolio Class II(4)
            2002                              12,869    $10.62        $    136,627         1.30%              --          6.17%
            2001                                  --        --                  --           --               --            --
            2000                                  --        --                  --           --               --            --
            1999                                  --        --                  --           --               --            --
            1998                                  --        --                  --           --               --            --


(1)   Portfolio commenced operations on June 1, 2000.

(2)   Total returns are not annualized for periods less than one year.

(3)   No contracts with this rider investing in this investment division.

(4)   Portfolio commenced operations on May 1, 2002.


                                                                            ----
FINANCIAL STATEMENTS                                                        B-45
                                                                            ----

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
OF THE GUARDIAN SEPARATE ACCOUNT A
--------------------------------------------------------------------------------

To the Board of Directors of

Guardian Insurance & Annuity Company, Inc.
and the Contract Owners of the Guardian Separate Account A

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Guardian Stock, Guardian VC 500 Index, Guardian VC Asset Allocation, Guardian VC High Yield Bond, Guardian Bond, Guardian Cash, Gabelli Capital Asset, Baillie Gifford International, Baillie Gifford Emerging Markets, Guardian Small Cap Stock, Value Line Centurion, Value Line Strategic Asset Management, AIM V.I. Capital Appreciation, AIM V.I. Global Utilities, AIM V.I. Premier Equity (formerly AIM V.I. Value), Alliance Growth & Income, Alliance Premier Growth, Alliance Technology, AllianceBernstein Value, Davis Financial, Davis Real Estate, Davis Value, Fidelity VIP Contrafund Service Class, Fidelity VIP Equity-Income Service Class, Fidelity VIP Growth Opportunities Service Class, Fidelity VIP Mid Cap Service Class, Franklin Templeton Growth Securities Class 2, Janus Aspen Aggressive Growth, Janus Aspen Capital Appreciation, Janus Aspen Growth, Janus Aspen Worldwide Growth, MFS Emerging Growth, MFS Investors Trust (formerly MFS Growth With Income), MFS New Discovery, MFS Research, MFS Total Return, Van Kampen Life Investment Trust Growth & Income Class II and Van Kampen Life Investment Trust Government Class II investment divisions (constituting The Guardian Separate Account A) at December 31, 2002, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of The Guardian Insurance & Annuity Company, Inc. management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of the underlying funds owned at December 31, 2002 by correspondence with the transfer agents, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP



March 14, 2003


----
B-46                                                       FINANCIAL STATEMENTS
----

--------------------------------------------------------------------------------
THE GUARDIAN INSURANCE
& ANNUITY COMPANY, INC.
--------------------------------------------------------------------------------

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED BALANCE SHEETS

                                                                     December 31,
                                                                 -------------------
                                                                     2002       2001
                                                                 --------   --------
                                                                     (In millions)
Assets:
Bonds, available for sale at fair
   value (cost $1,021.9 million; $651.1 million, respectively)   $1,062.7   $  663.6
Affiliated mutual funds, at fair value (cost $24.8 million;
   $48.4 million, respectively) ..............................       23.9       51.1
Policy loans .................................................       87.8       92.8
Cash and cash equivalents ....................................      108.6       53.7
Other invested assets ........................................        1.4        1.0
                                                                 --------   --------
Total invested assets ........................................    1,284.4      862.2
                                                                 --------   --------
Deferred policy acquisition costs ............................      319.8      403.0
Deferred software costs ......................................       13.7       19.4
Amounts receivable from reinsurers ...........................       32.4       36.6
Investment income due and accrued ............................       17.7       12.6
Other assets .................................................        5.3        7.5
Federal income taxes recoverable .............................       36.6       20.1
Accounts receivable ..........................................       29.5       25.1
Separate account assets ......................................    7,155.5    8,512.8
                                                                 --------   --------
Total Assets .................................................   $8,894.9   $9,899.3
                                                                 ========   ========

Liabilities:
Future policy benefits and other policyholder liabilities ....   $1,119.3   $  689.1
Due to parent and affiliated mutual funds ....................       47.8       54.3
Deferred federal income taxes, net ...........................       85.1      106.9
Accrued expenses and other liabilities .......................       95.6      102.5
Separate account liabilities .................................    7,094.7    8,450.4
                                                                 --------   --------
Total Liabilities ............................................    8,442.5    9,403.2
                                                                 --------   --------
Stockholder's equity:
Common stock, $125 par value, 20,000 shares authorized,
   issued and outstanding ....................................        2.5        2.5
Additional paid-in capital ...................................      161.9      136.9
Retained earnings ............................................      276.1      353.2
Accumulated other comprehensive income, net of deferred taxes        11.9        3.5
                                                                 --------   --------
Total Stockholder's Equity ...................................      452.4      496.1
                                                                 --------   --------
Total Liabilities & Stockholder's Equity .....................   $8,894.9   $9,899.3
                                                                 ========   ========

See notes to consolidated financial statements.


--------------
100 PROSPECTUS                                              FINANCIAL STATEMENTS
--------------

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

                                                                For the Years Ended December 31,
                                                               ---------------------------------
                                                                  2002         2001         2000
                                                               -------      -------      -------
                                                                         (In millions)
Revenues:
Premiums .................................................     $  12.2      $  13.0      $  10.5
Net investment income ....................................        60.1         48.0         49.1
Net realized losses on investments .......................       (20.7)        (0.1)        (6.3)
Income from brokerage operations .........................        28.3         26.0         45.2
Administrative service fees ..............................       203.0        230.5        255.3
Other (expense) income ...................................        (6.0)         9.2         22.2
                                                               -------      -------      -------
Total revenues ...........................................       276.9        326.6        376.0
                                                               -------      -------      -------
Benefits and expenses

Policyholder benefits ....................................        52.6         58.9         27.1
Amortization of deferred policy acquisition costs ........        78.5         75.7         82.8
Amortization of deferred software costs ..................         8.4          7.0          8.1
Other operating costs and expenses .......................       272.4        247.6        162.6
                                                               -------      -------      -------
Total benefits and expenses ..............................       411.9        389.2        280.6
                                                               -------      -------      -------

(Loss) income before income taxes ........................      (135.0)       (62.6)        95.4

Federal income taxes
Current benefit ..........................................       (31.4)       (10.2)       (12.7)
Deferred (benefit) expense ...............................       (26.5)       (23.8)        24.3
                                                               -------      -------      -------
Total federal income taxes ...............................       (57.9)       (34.0)        11.6
                                                               -------      -------      -------

Net (loss) income ........................................       (77.1)       (28.6)        83.8

Other comprehensive income (loss), net of income tax:
Change in unrealized investment gains (losses), net ......         8.4         (2.8)        (6.9)
                                                               -------      -------      -------

Comprehensive (loss) income ..............................     $ (68.7)     $ (31.4)     $  76.9
                                                               =======      =======      =======

See notes to consolidated financial statements.


                                                                  --------------
FINANCIAL STATEMENTS                                              PROSPECTUS 101
                                                                  --------------

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                     For the Years Ended December 31,
                                                     --------------------------------
                                                         2002        2001        2000
                                                     --------    --------    --------
                                                           (In millions)

Common stock at par value, beginning of year .....   $    2.5    $    2.5    $    2.5
                                                     --------    --------    --------
Common stock at par value, end of year ...........        2.5         2.5         2.5
                                                     --------    --------    --------

Capital in excess of par value, beginning of year       136.9       136.9       136.9
Capital contribution .............................       25.0          --          --
                                                     --------    --------    --------
Capital in excess of par value, end of year ......      161.9       136.9       136.9
                                                     --------    --------    --------

Retained earnings, beginning of year .............      353.2       431.7       347.9
Net (loss) income ................................      (77.1)      (28.6)       83.8
Dividends to parent ..............................         --       (49.9)         --
                                                     --------    --------    --------
Retained earnings, end of year ...................      276.1       353.2       431.7
                                                     --------    --------    --------

Accumulated other comprehensive income,
   net of deferred taxes, beginning of year ......        3.5         6.3        13.2
Change in unrealized investment gains (losses),
net of deferred taxes ............................        8.4        (2.8)       (6.9)
                                                     --------    --------    --------
Accumulated other comprehensive income,
   net of deferred taxes, end of year ............       11.9         3.5         6.3
                                                     --------    --------    --------

Total stockholder's equity, end of year ..........   $  452.4    $  496.1    $  577.4
                                                     ========    ========    ========

See notes to consolidated financial statements.


--------------
102 PROSPECTUS                                              FINANCIAL STATEMENTS
--------------

The Guardian Insurance & Annuity Company, Inc.

CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                                   For the Years Ended December 31,
                                                                   --------------------------------
                                                                       2002        2001        2000
                                                                   --------    --------    --------
                                                                         (In millions)
Operating activities
   Net (loss) income ...........................................   $  (77.1)   $  (28.6)   $   83.8
Adjustments to reconcile net (loss) income to net
  cash used in operating activities:
   Changes in
      Deferred policy acquisition costs ........................       83.2        19.7       (65.2)
      Deferred software costs ..................................        5.7        12.7       (20.5)
      Amounts receivable from reinsurers .......................        4.2        21.5       (11.6)
      Investment income due and accrued ........................       (5.1)       (3.1)        0.4
      Other assets .............................................        2.2         0.4         0.6
      Federal income taxes recoverable .........................      (16.5)       (8.2)      (11.9)
      Accounts receivable ......................................       (4.4)        8.8         1.3
      Separate accounts, net ...................................        1.6        (3.0)       (1.2)
      Future policy benefits and policyholder liabilities ......      (24.4)      (25.8)      (76.7)
      Payable to parent and affiliated mutual funds ............       (6.5)       (3.1)       16.8
      Current income taxes payable .............................         --          --       (18.2)
      Deferred income taxes payable ............................      (21.8)      (19.3)       23.4
      Accrued expenses and other liabilities ...................       (6.9)      (25.2)       17.7
      Net realized losses on investments .......................       20.7         0.1         6.3
      Other, net ...............................................        3.4        (3.7)        1.8
                                                                   --------    --------    --------
         Net cash used in operating activities .................      (41.7)      (56.8)      (53.2)
                                                                   --------    --------    --------
Investment activities
   Proceeds from investments sold
      Bonds ....................................................      172.9       461.5       352.5
      Affiliated mutual funds ..................................       14.4        23.4          --
      Redemption of seed investments ...........................         --        32.8          --
      Other items, net .........................................         --          --         3.2
   Investments purchased
      Bonds ....................................................     (567.1)     (583.0)     (319.5)
      Affiliated mutual funds ..................................       (4.2)      (10.0)      (21.9)
      Other items, net .........................................       (0.4)       (1.0)         --
                                                                   --------    --------    --------
         Net cash (used in) provided by investing activities ...     (384.4)      (76.3)       14.3
                                                                   --------    --------    --------
Financing activities
   Additions to policyholder contract deposits .................      541.0       245.9       134.9
   Withdrawals from policyholder contract deposits .............      (86.4)      (72.5)      (64.6)
   Capital contribution ........................................       25.0          --          --
   Dividends to parent .........................................         --       (49.9)      (26.7)
   Other items .................................................        1.4        (5.0)         --
                                                                   --------    --------    --------
         Net cash provided by financing activities .............      481.0       118.5        43.6
                                                                   --------    --------    --------
Increase (decrease) in cash ....................................       54.9       (14.6)        4.7
Cash and cash equivalents, at beginning of year ................       53.7        68.3        63.6
                                                                   --------    --------    --------
Cash and cash equivalents, at end of year ......................   $  108.6    $   53.7    $   68.3
                                                                   ========    ========    ========
Supplemental disclosure:
   Federal income taxes (recovered) paid .......................   $  (15.6)   $   (1.9)   $   19.9
                                                                   ========    ========    ========

See notes to consolidated financial statements.


                                                                  --------------
FINANCIAL STATEMENTS                                              PROSPECTUS 103
                                                                  --------------

--------------------------------------------------------------------------------
THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

December 31, 2002

NOTE 1 -- ORGANIZATION

      The Guardian Insurance & Annuity Company, Inc. (GIAC or the Company) is a wholly owned subsidiary of The Guardian Life Insurance Company of America (The Guardian). The Company, domiciled in the state of Delaware, is licensed to conduct life and health insurance business in all fifty states and the District of Columbia. The Company's primary business is the sale of variable deferred annuity contracts and variable and term life insurance policies. For variable products, other than 401(k) products, contracts are sold by insurance agents who are licensed by GIAC and are either Registered Representatives of Park Avenue Securities, LLC (PAS) or other broker dealer firms that have entered into sales agreements with GIAC. The Company's general agency distribution system is used for the sale of other products and policies. In October of 2002, the Company and The Guardian discontinued selling new Group Pension business but will continue servicing existing planholders.

      PAS, a wholly owned subsidiary of the Company, is a registered broker dealer under the Securities and Exchange Act of 1934. PAS was established as a broker dealer during 1999 and has assumed the registered representatives formerly affiliated with Guardian Investor Services LLC (GIS) formerly Guardian Investor Service Corporation (GISC). GISC has officially converted from a New York corporation to a limited liability company (LLC) organized in the State of Delaware. Effective December 19, 2001, GISC's new name is Guardian Investor Service LLC (GIS).

      GIS, a wholly owned subsidiary of the Company, is a registered broker dealer under the Securities and Exchange Act of 1934 and is a registered investment advisor under the Investment Adviser's Act of 1940. GIS is the distributor and underwriter for GIAC's variable products, and is the investment advisor to certain mutual funds sponsored by GIAC, which are investment options for the variable products.

      The Company, in agreement with Baillie Gifford Overseas Ltd., has an interest in a company -- Guardian Baillie Gifford Ltd. (GBG) -- that is organized as a corporation in Scotland. GBG is registered in both the United Kingdom and the United States to act as an investment advisor for the Baillie Gifford International Fund (BGIF), the Baillie Gifford Emerging Markets Fund (BGEMF), The Guardian Baillie Gifford International Fund (GBGIF) and The Guardian Baillie Gifford Emerging Markets Fund (GBGEMF). The Funds are offered in the U.S. as investment options under certain variable annuity contracts and variable life policies.

      The Company has established seventeen insurance separate accounts primarily to support the variable annuity and life insurance products it offers. The majority of the separate accounts are unit investment trusts registered under the Investment Company Act of 1940. Proceeds from the sale of variable products are invested through these separate accounts in certain mutual funds specified by the contractholders. Of these separate accounts the Company maintains two separate accounts whose sole purpose is to fund certain employee benefit plans of The Guardian.

NOTE 2 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Basis of Presentation: The Company's consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States (GAAP). All significant intercompany balances and transactions have been eliminated.

      Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

      Investments:

      Bonds are classified as available for sale and carried at estimated fair value, with unrealized appreciation or depreciation recorded net of applicable deferred taxes and included in a separate component of equity, "Accumulated other comprehensive income." The investment portfolio is reviewed for investments that may have experienced a decline in value considered to be other-than-temporary. The Company considers several factors in determining if an other-than-temporary decline exists: length of time and extent that a security has been in an unrealized loss position; the existence of an event that would impair the issuer's future earnings potential; the near term prospects for recovery of the market value of


--------------
104 PROSPECTUS                                              FINANCIAL STATEMENTS
--------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2002

a security; and the intent and ability of the Company to hold the security until the market value recovers. Other-than-temporary declines in the fair value of investments in bonds are recorded in "Net realized capital losses on investments"

      Affiliated mutual funds are classified as available for sale and carried at estimated fair value, with unrealized appreciation or depreciation recorded net of applicable deferred taxes and included in a separate component of equity, "Accumulated other comprehensive income." Other-than-temporary declines in the fair value of investments in affiliated mutual funds are recorded in "Net realized capital losses on investments."

      Policy loans are stated at unpaid principal balance. The carrying amount approximates fair value since loans on policies have no defined maturity date and reduce the amount payable at death or at surrender of the contract.

      Cash and cash equivalents include cash on hand and highly liquid debt instruments purchased with an original maturity of six months or less.

      Securities purchased under agreements to resell and securities sold under agreements to repurchase -- The Company has entered into securities lending arrangements whereby certain securities are loaned, primarily with major brokerage firms. The Company's policy requires a minimum of 102% of the fair value of the loaned securities as collateral, calculated on a daily basis in the form of either cash or securities.

      Net investment income: Net investment income includes interest and dividends received or accrued on investments. It also includes amortization of any purchase premium or discount using the interest method, adjusted retroactively for any change in estimated yield to maturity. Investment income due and accrued that is deemed uncollectible is charged against net investment income in the period such determination is made. Net investment income is reduced by investment management expenses and costs associated with securities lending.

      Net realized losses on investmentss: Net realized losses on investmentss are computed using the specific identification method. Costs of bonds and stocks are adjusted for impairments considered other-than-temporary. Provisions for losses on investments are included in "Net realized losses on investments." Changes in the fair value of embedded derivatives related to convertible debt securities are included in "net realized losses on investments."

      Deferred software costs: Deferred software costs include the costs of computer software developed or obtained for internal use, which requires capitalization of external and certain internal costs incurred to obtain or develop internal-use computer software during the application development stage. Capitalized internal use software is amortized on a straight-line basis over the estimated useful life of the software, not to exceed four years.

      Deferred policy acquisition costs: Deferred policy acquisition costs are costs of acquiring new or renewal business, principally commissions, underwriting, agency and policy issue expenses, all of which vary with and are primarily related to the production of new or renewal business, and are deferred. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. Deferred policy acquisition costs, for certain products, are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in "Accumulated other comprehensive income."

      For investment-type products, deferred policy acquisition costs are amortized over the shorter of the expected average life of the contracts or thirty years, as a constant percentage of estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on actual results and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of deferred policy acquisition costs of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised.

      For life insurance products, deferred policy acquisition costs are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the estimated life of the policy.

      Separate account assets and liabilities: Separate account assets and liabilities are reported at market value, and represent policyholder funds maintained in accounts having specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are generally borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain separate account products amounts. The investment results of separate


                                                                  --------------
FINANCIAL STATEMENTS                                              PROSPECTUS 105
                                                                  --------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2002

accounts are reflected in separate account liabilities. The amounts provided by the Company to establish separate account investment portfolios (seed money) are not included in separate account liabilities. During 2001, GIAC redeemed all seed money from the separate accounts in the amount of $32.8 million.

      Pursuant to an agreement with the New York State Insurance Department, the Company maintains assets in each of its separate accounts for the mortality risk associated with contracts in the annuity payout phase. Such accounts are referred to as the Annuity Mortality Fluctuation Fund (AMFF), and are in the cash subdivisions of the separate accounts. The AMFF balance was $56.3 million and $58.9 million at December 31, 2002 and 2001.

      Future policy benefits and other policyholder liabilities: The methods and assumptions used to establish the Company's reserve for future policy benefits and other policyholder liabilities are disclosed in Note 5.

      Insurance revenue and expense recognition: Insurance revenue and expenses consist of premiums and benefits. Premiums for term life and certain annuity insurance products are recognized as revenue when due and collected. The reserve for future policy benefits has been provided on a net-level premium method based upon estimated investment yields, mortality, and other assumptions which were appropriate at the time the policies were issued. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

      Revenues for variable life and for individual and group variable annuity products consist of net investment income and cost of insurance, policy administration and surrender charges that have been earned and assessed against policyholder account balances during the period. Policy benefits and claims that are charged to expense include benefits and claims incurred in the period in excess of related policy account balances, maintenance costs and interest credited to policyholder account balances. The policyholder account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

      Certain annuity contracts provide the holder a guarantee that the benefit received upon death will be no less than a minimum prescribed amount that is based upon net deposits to the contract, or the highest historical account value on a contract anniversary. The Company bears the risk that protracted under-performance of the financial markets could result in GMDB benefits being higher than what accumulated policyholder account balances would support. At December 31, 2002 and 2001, the Company maintained reserves of $12.7 million and $11.2 million, respectively, representing the Company's estimate of the extent to which guaranteed minimum death benefits exceed the accumulated policyholder account balances. The determination of this liability is based on models, which involve numerous estimates, and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rate and mortality experience.

      Federal income taxes: The provision for federal income taxes is based on income currently taxable, as well as deferred taxes on income earned. Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and the income tax basis of assets and liabilities using enacted tax laws.

      Recent accounting pronouncements: In August 2001, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 144 (SFAS No. 144), "Accounting for the Impairment or Disposal of Long-Lived Assets." SFAS No. 144 eliminated the requirement that discontinued operations be measured at net realizable value or that entities include losses that have not yet occurred. SFAS No. 144 eliminated the requirement of consolidation for a subsidiary for which control is likely to be temporary. SFAS No. 144 requires that long-lived assets that are to be disposed of by sale be measured at the lower of book value or fair value less cost to sell. An impairment for assets that are not to be disposed of is recognized only if the carrying amounts of long-lived assets are not recoverable and exceed their fair values. Additionally, SFAS No. 144 expands the scope of discontinued operations to include all components of an entity with operations and cash flows that (1) can be distinguished from the rest of the entity and (2) will be eliminated from the ongoing operations of the entity in a disposal transaction. SFAS No. 144 is effective for financial statements issued for fiscal years beginning after December 15, 2001 and, generally, its provisions are to be applied prospectively. The Company has adopted SFAS No. 144 prospectively as of January 1, 2002. The implementation of SFAS 144 had no material impact on the Company.


--------------
106 PROSPECTUS                                              FINANCIAL STATEMENTS
--------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2002

      In June 2002, the FASB issued SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities." SFAS No. 146 provides guidance related to accounting for costs associated with disposal activities covered by SFAS No. 144 or with exit or restructuring activities previously covered by Emerging Issues Task Force No. 94-3, "Liability Recognition for Certain Costs Incurred in a Restructuring." SFAS No. 146 requires that costs related to exiting an activity or to a restructuring not be recognized until the liability is incurred. The Company will adopt SFAS No. 146 prospectively for exit or disposal activities initiated after December 31, 2002.

      Reclassifications: Certain amounts in prior years have been reclassified to conform to the current year presentation.

NOTE 3 -- INVESTMENTS

      Securities: Market values of bonds and affiliated mutual funds are based on quoted prices as available. For certain private placement debt securities where quoted market prices are not available, management estimates fair value by using adjusted market prices for like securities.

      The cost and estimated fair values of investments by major investment category as of December 31, 2002 and 2001 are as follows:

                                                                  December 31, 2002
                                                                     (In millions)
                                                 ------------------------------------------------------
                                                                          Gross               Estimated
                                                   Amortized           Unrealized                  Fair
                                                        Cost         Gains      (Losses)          Value
                                                 -----------   -----------   -----------    -----------
U.S. government ..............................   $       4.0   $       0.6   $        --    $       4.6
All other government .........................          11.6           0.7            --           12.3
States, territories, and possessions .........            --            --            --             --
Political subdivisions of states, territories,
   and possessions ...........................           2.0           0.1            --            2.1
Special revenue ..............................          20.7           1.0            --           21.7
Public utilities .............................         107.0           3.8          (1.2)         109.6
Industrial and miscellaneous .................         876.6          42.1          (6.3)         912.4
                                                 -----------   -----------   -----------    -----------
Total Bonds ..................................   $   1,021.9   $      48.3   $      (7.5)   $   1,062.7
                                                 ===========   ===========   ===========    ===========
Affiliated mutual funds ......................   $      24.8   $       2.3   $      (3.2)   $      23.9
                                                 ===========   ===========   ===========    ===========

                                                                  December 31, 2001
                                                                     (In millions)
                                                 ------------------------------------------------------
                                                                          Gross               Estimated
                                                   Amortized           Unrealized                  Fair
                                                        Cost         Gains      (Losses)          Value
                                                 -----------   -----------   -----------    -----------
U.S. government ..............................   $       4.4   $       0.5   $        --    $       4.9
All other government .........................           2.5           0.1            --            2.6
States, territories, and possessions .........           0.3            --            --            0.3
Political subdivisions of states, territories,
   and possessions ...........................           5.0           0.2            --            5.2
Special revenue ..............................          32.5           0.7            --           33.2
Public utilities .............................          49.4           0.8          (0.4)          49.8
Industrial and miscellaneous .................         557.0          16.3          (5.7)         567.6
                                                 -----------   -----------   -----------    -----------
Total Bonds ..................................   $     651.1   $      18.6   $      (6.1)   $     663.6
                                                 ===========   ===========   ===========    ===========
Affiliated mutual funds ......................   $      48.4   $       4.8   $      (2.1)   $      51.1
                                                 ===========   ===========   ===========    ===========


                                                                  --------------
FINANCIAL STATEMENTS                                              PROSPECTUS 107
                                                                  --------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2002

      The amortized cost and estimated fair value of bonds as of December 31, 2002 and 2001 by contractual maturity is shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations.

                                                                          December 31, 2002
                                                                            (In millions)
                                                                      -------------------------
                                                                                      Estimated
                                                                        Amortized          Fair
                                                                             Cost         Value
                                                                      -----------   -----------
Due in one year or less ...........................................   $      60.0   $      60.5
Due after one year through five years .............................         661.9         688.4
Due after five years through ten years ............................         215.8         225.2
Due after ten years ...............................................          31.9          33.7
Sinking fund bonds, mortgage securities and asset backed securities          52.3          54.9
                                                                      -----------   -----------
Total .............................................................   $   1,021.9   $   1,062.7
                                                                      ===========   ===========

                                                                          December 31, 2001
                                                                            (In millions)
                                                                      -------------------------
                                                                                      Estimated
                                                                        Amortized          Fair
                                                                             Cost         Value
                                                                      -----------   -----------
Due in one year or less ...........................................   $      79.4   $      80.9
Due after one year through five years .............................         362.3         372.7
Due after five years through ten years ............................         112.7         113.6
Due after ten years ...............................................          29.2          27.9
Sinking fund bonds, mortgage securities and asset backed securities          67.5          68.5
                                                                      -----------   -----------
Total .............................................................   $     651.1   $     663.6
                                                                      ===========   ===========

      Proceeds from sales of investments in bonds amounted to $172.9 million, $461.5 million and $352.5 million in 2002, 2001 and 2000, respectively. Gross gains of $2.3 million, $1.6 million and $1.4 million and gross losses of $5.8 million, $1.2 million and $4.4 million were realized on sales of bonds in 2002, 2001 and 2000, respectively.

      Proceeds from sales of investments in affiliated mutual funds amounted to $ 14.4 million, $23.4 million and $0 million in 2002, 2001 and 2000, respectively. Gross gains of $0.0 million, $5.2 million and $0.0 million and gross losses of $0.0 million, $0.0 million and $0.2 million were realized on sales of affiliated mutual funds in 2002, 2001 and 2000, respectively.

      Special Deposits: Assets of $4.1 million, $4.0 million and $3.9 million at December 31, 2002, 2001 and 2000, respectively, were on deposit with governmental authorities or trustees as required by certain insurance laws. These amounts are included in "Bonds" in the consolidated balance sheets.


--------------
108 PROSPECTUS                                              FINANCIAL STATEMENTS
--------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2002

      Investment Income and Investment Gains and Losses: The major categories of net investment income are summarized as follows:

                                               For the Years Ended December 31,
                                                         (In millions)
                                               --------------------------------
                                                   2002        2001        2000
                                               --------    --------    --------
Bonds .......................................  $   54.3    $   39.9    $   36.7
Affiliated mutual funds .....................       1.5         3.0         6.2
Mortgage loans ..............................       0.1          --          --
Policy loans ................................       4.5         4.6         4.0
Cash and cash equivalents ...................       1.2         2.0         3.8
Other .......................................       0.1          --          --
                                               --------    --------    --------
Gross investment income .....................      61.7        49.5        50.7
Less:  Investment expenses ..................      (1.6)       (1.5)       (1.6)
                                               --------    --------    --------
Net investment income .......................  $   60.1    $   48.0    $   49.1
                                               ========    ========    ========

Net realized (losses) gains on investments were from the following sources:

                                               For the Years Ended December 31,
                                                         (In millions)
                                               --------------------------------
                                                   2002        2001        2000
                                               --------    --------    --------
Bonds ........................................ $  (20.4)   $   (1.6)   $   (6.0)
Affiliated mutual funds ......................       --         5.2        (0.2)
Separate account seed money ..................       --        (3.6)         --
Other ........................................     (0.3)       (0.1)       (0.1)
                                               --------    --------    --------
Net realized losses on investments ........... $  (20.7)   $   (0.1)   $   (6.3)
                                               ========    ========    ========

      Realized losses included $16.9 million, $5.0 million and $0.0 million for the years ended December 31, 2002, 2001 and 2000, respectively, of pre-tax valuation adjustments for declines in fair value of investments that were considered to be other-than-temporary.


                                                                  --------------
FINANCIAL STATEMENTS                                              PROSPECTUS 109
                                                                  --------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2002

      Accumulated other comprehensive (loss) income consists of net unrealized investment (losses) gains on securities available for sale. Changes in this amount include reclassification adjustments to avoid double-counting in comprehensive income items that are included as part of net income for a period that also had been a component of "Other comprehensive income" in earlier periods. The amounts for the years ended December 31, are as follows:

                                                                   December 31,
                                                                  (In millions)
                                                       -----------------------------------
                                                            2002         2001         2000
                                                       ---------    ---------    ---------
Balance, beginning of year, net of tax .............   $     3.5    $     6.3    $    13.2
Changes in net unrealized investment gains
   (losses) attributable to:
      Investments arising during the period ........        28.1         12.9        (11.3)
      Reclassification adjustment for (losses) gains
         included in net income ....................        (0.8)        (4.5)         3.1
                                                       ---------    ---------    ---------
Changes in net unrealized investment gains
   (losses), net of adjustment .....................        27.3          8.4         (8.2)
Impact of net unrealized investment gains
   (losses) on:
      Deferred federal income tax ..................        (4.9)        (4.5)         1.3
      Deferred policy acquisition costs ............       (14.0)        (6.7)          --
                                                       ---------    ---------    ---------
Change in unrealized investment gains (losses),
   net of tax ......................................         8.4         (2.8)        (6.9)
                                                       ---------    ---------    ---------
Balance, end of year, net of tax ...................   $    11.9    $     3.5    $     6.3
                                                       =========    =========    =========

NOTE 4 -- DEFERRED POLICY ACQUISITION COSTS

      The balances of and changes in deferred policy acquisition costs as of and for the years ended December 31, 2002, 2001 and 2000 are summarized as follows:

                                                                   December 31,
                                                                  (In millions)
                                                       -----------------------------------
                                                            2002         2001         2000
                                                       ---------    ---------    ---------
Balance, beginning of year .........................   $   403.0    $   422.7    $   357.5
Capitalization of deferrable expenses ..............        81.5         31.5        131.7
Amortization .......................................      (180.3)       (76.7)       (94.6)
Change in unrealized investment losses, net ........       (14.0)        (6.7)          --
Interest on DAC ....................................        29.6         32.2         28.1
                                                       ---------    ---------    ---------
Balance, end of year ...............................   $   319.8    $   403.0    $   422.7
                                                       =========    =========    =========

      During 2002, the Company recorded $101.8 million of additional amortization reflecting lower estimates of expected profitability on certain variable annuity and life products due to decreased market returns and declines in asset value on which fees are based.


--------------
110 PROSPECTUS                                              FINANCIAL STATEMENTS
--------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2002

NOTE 5 -- POLICYHOLDERS' LIABILITIES

      The balances of future policy benefits and policyholders' account balances for the years ended December 31, 2002 and 2001 are summarized as follows:

                                                             December 31,
                                                             (In millions)
                                                       -------------------------
                                                             2002           2001
                                                       ----------     ----------
Future Policy Benefits
   General Account
      Life insurance .............................     $     18.2     $     19.5
      Annuities ..................................           51.3           41.8
                                                       ----------     ----------
      Future Policy Benefits .....................           69.5           61.3
                                                       ----------     ----------

Policyholders' Account Balances
   General Account
      Individual annuities .......................          863.8          465.9
      Group annuities ............................           99.1           71.0
      Variable Life ..............................           86.9           90.9
   Separate Account
      Individual annuities .......................        3,744.8        4,909.2
      Group annuities ............................        2,922.3        3,039.9
      Variable Life ..............................          427.6          501.3
                                                       ----------     ----------
      Policyholders' Account Balances ............        8,144.5        9,078.2
                                                       ----------     ----------
Total Policyholder Liabilities ...................     $  8,214.0     $  9,139.5
                                                       ==========     ==========
Total General Account Liabilities ................     $  1,119.3     $    689.1
                                                       ==========     ==========
Total Separate Account Liabilities ...............     $  7,094.7     $  8,450.4
                                                       ==========     ==========

      The following table highlights the key assumptions generally utilized in calculating liabilities for future policy benefits:

Product                       Mortality                        Interest Rate     Estimation Method
-----------------------------------------------------------------------------------------------------------------
Life insurance                Based on Company's               4.00%             Present value of future benefit
                              experience, established                            payments and related expenses,
                              at issue                                           less the present value of future
                                                                                 net premiums

Individual, deferred and      SA, 1971, 1983a, A2000           4.00%             Present value of expected future
immediate annuities.          mortality tables with certain                      payments based on historical
                              modifications                                      experience

      Policyholders' account balances for investment-type contracts represent an accumulation of gross premium payments plus credited interest less withdrawals, expenses and mortality charges. The carrying value approximates fair value.

      Premium deficiency reserves are established, if necessary, when the liability for future policy benefits plus the present value of expected future gross premiums are determined to be insufficient to provide for expected future policy benefits and expenses and to recover any unamortized policy acquisition costs. The Company had no premium deficiency reserves as of December 31, 2002 and 2001.


                                                                  --------------
FINANCIAL STATEMENTS                                              PROSPECTUS 111
                                                                  --------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2002

      Certain contract provisions that determine the policyholder account balances are as follows:

                            Credited Fixed
     Product                Interest Rates        Withdrawal/Surrender Charges
--------------------------------------------------------------------------------------------
Individual annuities        3.30% to 6.00%        Declining to zero over 4 to 7 years.

Group annuities             3.90% to 4.75%        Contractually agreed upon rates, declining
                                                  to zero over a maximum of 9 years.

Variable life               4.00% to 5.00%        Declining to zero over 10 to 15 years.

NOTE 6 -- REINSURANCE

      The Company has entered into cession agreements on a coinsurance, modified coinsurance and yearly renewable term basis with affiliated and non-affiliated companies. Ceding reinsurance is used by the Company to limit its risk from large exposures and to permit recovery of a portion of direct losses, although ceded reinsurance does not relieve the originating insurer of liability. Reinsurance premiums, commissions, expense reimbursements, benefits and reserves related to reinsured long-duration contracts are accounted for over the life of the underlying reinsured contracts using assumptions consistent with those used to account for the underlying contracts. The cost of reinsurance related to short-duration contracts is accounted for over the reinsurance contract period.

      The Company has ceded coinsurance and modified coinsurance agreements with affiliated companies. Under these agreements, included in the consolidated statements of income and comprehensive income are $96.5 million, $103.4 million and $104.9 million of ceded premiums at December 31, 2002, 2001 and 2000, respectively.

      During 2000, the Company terminated a reinsurance ceded treaty with an unaffiliated reinsurer. The impact to earnings recognized in 2000 amounted to a loss of $0.2 million.

      During 2000, the Company terminated reinsurance assumed treaties with affiliated and unaffiliated reinsurers. The impact to earnings recognized in 2000 amounted to a gain of $1.4 million with the affiliated reinsurer and a gain of $0.3 million with the unaffiliated reinsurer.

      During 2001, the Company revised its estimate used in calculating DAC on intercompany reinsurance with affiliates. The result of this change in estimate is a charge to earnings of $45.0 million in 2001, which was reported as "Other operating costs and expenses" in the consolidated statements of income and comprehensive income.


--------------
112 PROSPECTUS                                              FINANCIAL STATEMENTS
--------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2002

NOTE 7 -- FEDERAL INCOME TAXES

      The Company is included in the consolidated federal income tax return of The Guardian. The consolidated income tax liability is allocated among the members of the group according to a tax sharing agreement. In accordance with this tax sharing agreement, each member of the group computes its tax provision and liability on a separate return basis, but may, where applicable, recognize benefits of net operating losses utilizable by the consolidated group. Estimated payments are made between the members of the group during the year.

      The income tax expense is different from the amount computed using the statutory federal tax rate of 35% for the following reasons:

                                               For the Years Ended December 31,
                                                         (In millions)
                                              ----------------------------------
                                                   2002        2001        2000
                                              ---------   ---------   ---------
Expected taxes on pre-tax (loss) income ..    $   (47.3)  $   (21.9)  $    33.4
Permanent adjustments:
   Dividends received deduction on
      separate accounts ..................         (9.9)        1.0       (25.1)
   Overpayment of prior years in 2001 ....         --          (6.9)        2.7
   True-up of tax basis reserves .........         --          (5.3)       (0.6)
   True-up of deferred tax on bonds ......         --          (1.5)       --
   Write-off of software .................         --           1.5        --
   Foreign tax credit ....................         --          (0.2)       (0.3)
   Other .................................         (0.7)       (0.7)        1.5
                                              ---------   ---------   ---------
Total tax (benefit) expense ..............    $   (57.9)  $   (34.0)  $    11.6
                                              =========   =========   =========

      The tax effect of temporary differences which give rise to deferred federal income tax assets and liabilities as of December 31, 2002 and 2001, are as follows:

                                                              December 31,
                                                             (In millions)
                                                       -------------------------
                                                            2002            2001
                                                       ---------       ---------
Deferred tax assets:
Separate account allowances ....................       $    27.6       $    29.8
DAC Proxy ......................................            19.1            17.7
Other ..........................................             2.0             2.0
                                                       ---------       ---------
Total deferred tax assets ......................            48.7            49.5
                                                       ---------       ---------
Deferred tax liabilities:
Deferred acquisition costs .....................           111.9           141.0
Capitalized software costs .....................             4.4             6.3
Reserves .......................................             7.8             4.6
Investments ....................................             9.7             4.5
                                                       ---------       ---------
Total deferred tax liabilities .................           133.8           156.4
                                                       ---------       ---------
Net deferred tax liability .....................       $    85.1       $   106.9
                                                       =========       =========

      Management has concluded that the deferred income tax assets are more likely than not to be realized, therefore, no valuation allowance has been provided.


                                                                  --------------
FINANCIAL STATEMENTS                                              PROSPECTUS 113
                                                                  --------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2002

NOTE 8 -- FAIR VALUE OF FINANCIAL INSTRUMENTS

      The estimated fair values presented below have been determined using available information and valuation methodologies. Considerable judgment is applied in interpreting data to develop the estimates of fair value. Accordingly, such estimates presented may not be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a material effect on the estimated fair values (for all other financial instruments presented in the table below, the carrying value approximates estimated fair value).

      Bonds and affiliated mutual funds: For bonds and affiliated mutual funds other than private placements, estimated fair value is based on quoted market prices or estimates from independent services. Fair value for private placements securities are estimated using a discounted cash flow model which considers the current market spreads between the U.S. Treasury yield curve and corporate bond yield curve, adjusted for the type of issue, its current credit quality and its remaining average life. The fair value of certain non-performing private placement securities is based on amounts estimated by management.

      Future policy benefits and policyholders' account balances: Future policy benefits estimated fair value are derived using discounted projected cash flows, based on interest rates being offered for similar contracts, with maturities consistent with those remaining for the contracts being valued.

      Policyholders' account balances for investment-type contracts represent an accumulation of gross premium payments plus credited interest less withdrawals, expenses and mortality charges. Carrying value approximates fair value.

      The following table discloses the carrying amounts and estimated fair values of the Company's financial instruments as of December 31, 2002 and 2001 are as follows (in millions):

                                              December 31, 2002            December 31, 2001
                                          -------------------------    -------------------------
                                           Carrying       Estimated     Carrying       Estimated
                                            Amount       Fair Value      Amount       Fair Value
                                          ---------      ----------    ---------      ----------
Financial assets:
Bonds, available for sale ...........     $ 1,062.7      $  1,062.7    $   663.6      $    663.6
Affiliated mutual funds .............          23.9            23.9         51.1            51.1
Policy loans ........................          87.8            87.8         92.8            92.8
Cash and cash equivalents ...........         108.6           108.6         53.7            53.7
Separate account assets .............       7,155.5         7,155.5      8,512.8         8,512.8

Financial liabilities:
Future policy benefits ..............          69.5            69.5         61.3            61.3
Policyholders' account balances .....       8,144.5         8,144.5      9,078.2         9,078.2

NOTE 9 -- RELATED PARTY TRANSACTIONS

      The Company is billed by The Guardian for all compensation and related employee benefits for those employees of The Guardian who are engaged in the Company's business and for the Company's use of The Guardian's centralized services and agency force. The amounts charged for these services amounted to $169.0 million in 2002, $188.2 million in 2001 and $192.8 million in 2000, and, in the opinion of management, were considered appropriate for the services rendered.

      A significant portion of the Company's separate account assets is invested in affiliated mutual funds. Each of these funds has an investment advisory agreement with the Company, except for The Baillie Gifford International Fund, The Baillie Gifford Emerging Markets Fund, The Guardian Baillie Gifford International Fund and The Guardian Baillie Gifford Emerging Markets Fund.


--------------
114 PROSPECTUS                                              FINANCIAL STATEMENTS
--------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2002

      The separate account assets invested in affiliated mutual funds as of December 31, 2002 and 2001 are as follows (in millions):

                                                               December 31,
                                                          ----------------------
                                                                2002        2001
                                                          ----------  ----------
The Guardian Stock Fund ..............................    $  1,360.4  $  2,054.5
The Guardian VC 500 Index Fund .......................          33.8        31.2
The Guardian VC Allocation Fund ......................          14.3        19.5
The Guardian High Yield Bond Fund ....................          11.7         7.2
The Guardian Bond Fund ...............................         429.2       352.4
The Guardian Cash Fund ...............................         492.7       515.2
The Baillie Gifford International Fund ...............         163.8       234.4
The Baillie Gifford Emerging Markets Fund ............          33.2        35.3
The Guardian Small Cap Stock Fund ....................         124.7       136.6
The Guardian Park Avenue Fund ........................         239.9       350.1
The Guardian Park Avenue Small Cap Fund ..............          49.3        50.5
The Guardian Asset Allocation Fund ...................          32.3        43.1
The Guardian Baillie Gifford International Fund ......           9.2        10.6
The Guardian Baillie Gifford Emerging Markets Fund ...          17.1        10.4
The Guardian Investment Quality Bond Fund ............          69.7        33.0
The Guardian High Yield Bond Fund ....................           4.5         3.2
The Guardian Cash Management Fund ....................         340.5       276.4
                                                          ----------  ----------
                                                          $  3,426.3  $  4,163.6
                                                          ==========  ==========

      The Company maintains investments in affiliated mutual funds. These investments as of December 31, 2002 and 2001 are as follows (in millions):

                                                               December 31,
                                                          ----------------------
                                                                2002        2001
                                                          ----------  ----------
The Guardian Park Avenue Fund ........................    $      0.1  $      0.1
The Guardian Park Avenue Small Cap Fund ..............           1.8         2.2
The Guardian Small Cap Stock Fund ....................          11.9        14.1
The Guardian Asset Allocation Fund ...................           2.0         2.5
The Guardian Baillie Gifford International Fund ......           1.3         1.7
The Guardian Baillie Gifford Emerging Markets Fund ...           1.1         1.2
The Guardian Investment Quality Bond Fund ............           2.1         1.9
The Guardian High Yield Bond Fund ....................           1.5         1.5
The Guardian Cash Management Fund ....................           2.1        25.9
                                                          ----------  ----------
                                                          $     23.9   $    51.1
                                                          ==========   =========


                                                                  --------------
FINANCIAL STATEMENTS                                              PROSPECTUS 115
                                                                  --------------

The Guardian Insurance & Annuity Company, Inc.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2002

NOTE 10 -- STATUTORY EQUITY AND INCOME

      Applicable insurance department regulations require that the Company prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Delaware Department of Insurance. Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefits reserves using different actuarial and interest assumptions, limiting deferred taxes, and valuing securities on a different basis.

      The following reconciles the consolidated GAAP net income of the Company to statutory net income as reported to the regulatory authorities:

                                                          For the Years Ended December 31,
                                                                    (In millions)
                                                         -----------------------------------
                                                              2002         2001         2000
                                                         ---------    ---------    ---------
Consolidated GAAP net (loss) income ..................   $   (77.1)   $   (28.6)   $    83.8
Adjustments to reconcile to statutory basis:
   Statutory net income of subsidiaries ..............         8.1          9.6          8.9
   Change in deferred policy acquisition costs .......        71.6          9.6        (65.2)
   Change in deferred software costs .................         2.7          8.0        (16.1)
   Deferred premiums .................................        (0.1)        (4.7)        (0.1)
   Re-estimation of future policy benefits ...........       (13.4)        22.3         11.1
   Reinsurance .......................................        (3.8)        (3.8)        (4.0)
   Deferred federal income tax (benefits) expense ....       (24.8)       (19.6)        23.2
   Amortization of interest maintenance reserve ......        (0.5)          --         (0.3)
   Transfer to interest maintenance reserve ..........         3.3         (0.2)         1.6
   Other, net ........................................        (5.6)         1.1          7.6
                                                         ---------    ---------    ---------
Statutory net (loss) income ..........................   $   (39.6)   $    (6.3)   $    50.5
                                                         =========    =========    =========

     The following reconciles the consolidated GAAP stockholder's equity of the Company to statutory capital and surplus as reported to the regulatory authorities:

                                                                     December 31,
                                                                    (In millions)
                                                         -----------------------------------
                                                              2002         2001         2000
                                                         ---------    ---------    ---------
Consolidated GAAP stockholder's equity ...............   $   452.4    $   496.1    $   577.4
Add (deduct) cumulative effect of adjustments:
   Deferred policy acquisition costs .................      (319.8)      (403.0)      (422.7)
   Deferred software costs ...........................       (13.7)       (19.4)       (32.1)
   Elimination of asset valuation reserve ............          --         (5.2)       (21.7)
   Re-estimation of future policy benefits ...........       (57.0)       (49.1)       (60.1)
   Establishment of deferred income tax liability, net        85.1        106.9        126.2
   Unrealized gains on investments ...................       (45.0)       (15.4)         6.5
   Separate account allowances .......................        71.8         77.3         52.7
   Other liabilities .................................        22.6         23.5         32.9
   Deferred premiums .................................         3.0          2.7          8.1
   Other, net ........................................        10.7          6.4          8.4
                                                         ---------    ---------    ---------
Statutory capital and surplus ........................   $   210.1    $   220.8    $   275.6
                                                         =========    =========    =========


--------------
116 PROSPECTUS                                              FINANCIAL STATEMENTS
--------------

REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors of
The Guardian Insurance & Annuity Company, Inc.

      In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income and comprehensive income, of changes in stockholder's equity and of cash flows present fairly, in all material respects, the financial position of The Guardian Insurance & Annuity Company, Inc. and its subsidiaries at December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


                                        /s/ PricewaterhouseCoopers LLP

February 26, 2003

                         The Guardian Separate Account A

                            PART C. OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

      (a)   The following financial statements are included in Part B:

            (1)   The Guardian Separate Account A:


                  Statement of Assets and Liabilities as of December 31, 2002

                  Statement of Operations for the Year Ended December 31, 2002

                  Statements of Changes in Net Assets for the Two Years Ended December 31, 2002 and 2001


                  Notes to Financial Statements

                  Report of PricewaterhouseCoopers LLP, Independent Accountants

            (2)   The Guardian Insurance & Annuity Company, Inc.:


                  Consolidated Balance Sheets as of December 31, 2002 and 2001

                  Consolidated Statements of Income and Comprehensive Income for the Three Years Ended December 31, 2002, 2001 and 2000

                  Consolidated Statements of Changes in Stockholder's Equity for the Three Years Ended December 31, 2002, 2001 and 2000

                  Consolidated Statements of Cash Flow for the Three Years Ended December 31, 2002, 2001 and 2000


                  Notes to Consolidated Financial Statements

                  Report of PricewaterhouseCoopers LLP, Independent Accountants

      (b)   Exhibits

               Number         Description

               1 Resolutions of the Board of Directors of The Guardian Insurance & Annuity Company, Inc. establishing Separate Account (2)

               2              Not Applicable

               3              Underwriting and Distribution Contracts:

                              (a) Distribution and Service Agreement between The
                                  Guardian Insurance & Annuity Company, Inc. and Guardian Investor Services Corporation (2)

                              (b) Form of Broker-Dealer Supervisory and Service
                                  Agreement (2)

               4              Specimen of Variable Annuity Contract (2)

               5              Form of Application for Variable Annuity
                              Contract (2)

               6              (a) Certificate of Incorporation of The
                                  Guardian Insurance & Annuity Company, Inc., as amended (2)(4)

                              (b) By-laws of The Guardian Insurance & Annuity
                                  Company, Inc. (2)

               7 Automatic Indemnity Reinsurance Agreement between The Guardian Insurance & Annuity Company, Inc. and The Guardian Life Insurance Company of America (2)

               8 Amended and Restated Agreement for Services and Reimbursement Therefor, between The Guardian Life Insurance Company of America and The Guardian Insurance & Annuity Company, Inc. (2)

               9              Opinion and Consent of Counsel (2)


               10             (a) Consent of PricewaterhouseCoopers LLP (6)


               11             Not Applicable

               12 Agreement with Respect to Providing the Initial Capital for Separate Account A(1)

               13 Powers of Attorney executed by a majority of the Board of Directors and principal officers of The Guardian Insurance & Annuity Company, Inc.
                              (3)(4)(5)

----------

(1) Incorporated by reference to the Registration Statement on Form N-4 (Reg. No. 2-74906), as previously filed.

(2) Incorporated by reference to the Registration Statement on Form N-4 (Reg. No. 2-74906), as previously filed on April 30, 1998.

(3) Incorporated by reference to the Registration Statement on Form N-4 (Reg. No. 2-74906), as previously filed on April 21, 1999. Powers of Attorney for Messrs. Sargent, Ferrara, Jones, Kane, Dutter, Futia, Hutchings and Warren.

(4) Incorporated by reference to the Registration Statement on Form N-4 (Reg. No. 2-74906), as previously filed on April 27, 2001. Powers of Attorney for Messrs. de Palo and Manning.


(5) Incorporated by reference to the Registration Statement on Form N-4 (Reg. No. 2-74906), as previously filed on April 26, 2002. Powers of Attorney for Messrs. Lenderink and Caruso.

(6)   Filed herewith.

Item 25. Directors and Officers of the Depositor

      The following is a list of directors and principal officers of The Guardian Insurance & Annuity Company, Inc. ("GIAC"), the depositor of the Registrant. The principal business address of each director and officer is 7 Hanover Square, New York, New York 10004.

              Name                      Positions with GIAC
              ----                      -------------------
              Joseph D. Sargent         Chairman, Chief Executive Officer
                                          and Director
              Edward K. Kane            Executive Vice President and Director


              Bruce C. Long             President and Director

              Armand M. de Palo         Director

              Gary B. Lenderink         Director
              Joseph A. Caruso          Senior Vice President, Corporate
                                          Secretary and Director
              Charles G. Fisher         Vice President and Actuary
              Frank L. Pepe             Vice President and Controller
              Richard T. Potter, Jr.    Vice President and Counsel

              Dennis P. Mosticchio      Vice President, Group Pensions

              Donald P. Sullivan, Jr.   Vice President
              Peggy L. Coppola          Vice President


              Earl C. Harry             Second Vice President and Treasurer
              Robert E. Broatch         Director
              Thomas G. Sorell          Executive Vice President and Chief
                                        Investment Officer

Item 26.          Persons Controlled by or under Common Control with Registrant


      The following entities at the left margin set forth the entities directly controlled by The Guardian Life Insurance Company of America ("Guardian Life"), the parent company of GIAC, the Registrant's depositor, as of March 31, 2003. Those entities which are indented under another entity are subsidiaries of that entity and, therefore, indirect subsidiaries of Guardian Life:


                                         State of                  Percent of
                                       Incorporation           Voting Securities
         Name                         or Organization                Owned
         ----                         ---------------          -----------------

The Guardian Insurance &                  Delaware                    100%
  Annuity Company, Inc.
    Guardian Investor Services LLC        Delaware                    100%
    Guardian Baillie Gifford Limited      Scotland                     51%
    Park Avenue Securities LLC            Delaware                    100%
      PAS Insurance Agency of
        Alabama, Inc.                     Alabama                     100%
      PAS Insurance Agency of
        Massachusetts, Inc.               Massachusetts               100%
      PAS Insurance Agency of
        Hawaii, Inc.                      Hawaii                      100%

Berkshire Life Insurance Company
  of America                              Massachusetts               100%

  Berkshire Equity Sales, Inc.            Massachusetts               100%



Guardian Trust Company, FSB               Federal Savings
                                          Bank                        100%

Fiduciary Insurance Company
  of America                              New York                    100%

Park Avenue Life Insurance Company        Delaware                    100%
  Family Service Life
    Insurance Company                     Texas                       100%

    Sentinel American Life
      Insurance Company                   Texas                       100%

Managed Dental Care, Inc.                 California                  100%

Private Healthcare Systems, Inc.          Delaware                     25% of
                                                                      Class A
                                                                      14.75% of
                                                                      Class B

First Commonwealth, Inc.                  Delaware                    100%

  First Commonwealth Limited Health       Illinois                    100%
    Services Corporation
  First Commonwealth Limited Health       Wisconsin                   100%
    Services Corporation
  First Commonwealth of Illinois, Inc.    Illinois                    100%
  First Commonwealth Reinsurance Company  Arizona                     100%
  First Commonwealth of Missouri, Inc.    Missouri                    100%
  First Commonwealth Limited Health       Michigan                    100%
    Service Corporation of Michigan
  Smileage Dental Services, Inc.          Wisconsin                   100%
  First Commonwealth Insurance Company    Illinois                    100%
  First Commonwealth Health Services
    Corporation                           Illinois                    n/a

Guardian Hanover Corporation              New York                    100%




Managed DentalGuard, Inc.                 New Jersey                  100%

Managed DentalGuard, Inc.                 Texas                       100%


Innovative Underwriters, Inc.             New Jersey                  100%


Innovative Underwriters, Inc.             Hawaii                      100%





The Guardian Tax-Exempt Fund              Massachusetts                85.73%
The Guardian Baillie Gifford              Massachusetts                47.52%
  International Fund
The Guardian Investment Quality           Massachusetts                27.36%
  Bond Fund
Baillie Gifford International Fund        Maryland                     10.16%
The Guardian Park Avenue Small Cap Fund   Massachusetts                26.36%
The Guardian Baillie Gifford              Massachusetts                51.65%
  Emerging Markets Fund
The Guardian High Yield Bond Fund         Massachusetts                81.83%
The Guardian Small Cap Stock Fund         Maryland                     68.74%
The Guardian VC Asset Allocation Fund     Maryland                     59.67%
The Guardian VC 500 Index Fund            Maryland                     59.03%
The Guardian VC High Yield Bond Fund      Maryland                     61.24%
The Guardian S&P 500 Index Fund           Massachusetts                12.94%
The Guardian Park Avenue Fund             Massachusetts                12.78%

The Guardian UBS Large Cap Value Fund     Massachusetts                99.84%
The Guardian UBS Small Cap Value Fund     Massachusetts                99.76%
The Guardian UBS VC Large Cap
  Value Fund                              Maryland                     99.79%
The Guardian UBS VC Small Cap
  Value Fund                              Maryland                     99.63%


Corporate Financial Services Inc.         Pennsylvania                100%


      The following list sets forth the entities directly controlled by GIAC for the benefit of various contractholders and, thus, indirectly controlled by Guardian Life, as of March 31, 2003:


                                                                 Approximate
                                           Place of         Percentage of Voting
                                        Incorporation         Securities Owned
         Name                          or Organization             by GIAC
         ----                          ---------------       -------------------
The Guardian Cash Fund, Inc.               Maryland                 100%
The Guardian Bond Fund, Inc.               Maryland                 100%
The Guardian Variable Contract
  Funds, Inc.                              Maryland                 100%
GIAC Funds, Inc.                           Maryland                 100%

Item 27. Number of Contract owners


      Type of Contract                    Number as of February 28, 2003
      ----------------                    ------------------------------

         Non-Qualified (Individual) .............      4,723
         Qualified (Individual) .................      6,015
         Qualified (Group) ......................        107
                                                      ------
                  Total .........................     10,845


Item 28. Indemnification

      The By-Laws of The Guardian Insurance & Annuity Company, Inc. provide that the Company shall, to the fullest extent legally permissible under the General Corporation Law of the State of Delaware, indemnify and hold harmless officers and directors of the Corporation for certain liabilities reasonably incurred in connection with such person's capacity as an officer or director.

The Certificate of Incorporation of the Corporation includes the following provision:

      No director of the Corporation shall be personally liable to the Corporation or its stockholders for monetary damages for breach of fiduciary duty as a director except for liability (i) for any breach of the director's duty of loyalty to the Corporation or its stockholders; (ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of the law; (iii) under Section 164 of the Delaware General Corporation Law, or (iv) for any transaction for which the director derived an improper personal benefit.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters


                  (a) Guardian Investor Services LLC ("GIS") is the principal underwriter of the Registrant's variable annuity contracts and it is also the principal underwriter of shares of The Guardian Bond Fund, Inc.; The Guardian Variable Contract Funds, Inc., a series fund consisting of the following six series: The Guardian Stock Fund, The Guardian VC Asset Allocation Fund, The Guardian VC High Yield Bond Fund, The Guardian VC 500 Index Fund, The Guardian UBS VC Large Cap Value Fund and The Guardian UBS VC Small Cap Value Fund; The Guardian Cash Fund, Inc.; The Park Avenue Portfolio, a series trust consisting of the following twelve series: The Guardian Cash Management Fund, The Guardian Park Avenue Fund, The Guardian Investment Quality Bond Fund, The Guardian High Yield Bond Fund, The Guardian Tax-Exempt Fund, The Guardian Asset Allocation Fund, The Guardian S&P 500 Index Fund, The Guardian Park Avenue Small Cap Fund, The Guardian Baillie Gifford International Fund, The Guardian Baillie Gifford Emerging Markets Fund, The Guardian UBS Large Cap Value Fund and The Guardian UBS Small Cap Value Fund; and GIAC Funds, Inc. a series fund consisting of Baillie Gifford International Fund, Baillie Gifford Emerging Markets Fund and The Guardian Small Cap Stock Fund. All of the aforementioned funds and the series trust are registered with the SEC as open-end management investment companies under the Investment Company Act of 1940, as amended ("1940 Act"). In addition, GIS is the distributor of variable annuity and variable life insurance contracts currently offered by GIAC through its separate accounts, The Guardian/Value Line Separate Account, The Guardian Separate Account A, The Guardian Separate Account B, The Guardian Separate Account C, The Guardian Separate Account D, The Guardian Separate Account E, The Guardian Separate Account F, The Guardian Separate Account K, The Guardian Separate Account M, The Guardian Separate Account N, The Guardian Separate Account Q, Separate Account 1 and Separate Account 2 which are all registered as unit investment trusts under the 1940 Act.


                  (b) The following is a list of each director and principal officer of GIS. The principal business address of each person is 7 Hanover Square, New York, New York 10004.

                  Name                             Position(s) with GIS
                  ----                             --------------------

                  Bruce C. Long                    President and Director
                  Gary B. Lenderink                Director
                  Armand M. de Palo                Director

                  Frank L. Pepe                    Senior Vice President and
                                                     Controller
                  Richard T. Potter, Jr.           Vice President and Counsel

                  Donald P. Sullivan, Jr.          Senior Vice President

                  Joseph A. Caruso                 Senior Vice President,
                                                   Corporate Secretary and
                                                   Director

                  Peggy L. Coppola                 Senior Vice President

                  William D. Ford                  Vice President and National
                                                     Accounts Director

                  Keith E. Roddy                   Senior Vice President and
                                                     National Sales Director

                  Peter M. Quinn                   Vice President

                  Dennis J. Manning                Director
                  Robert E. Broatch                Director
                  Thomas G. Sorell                 Executive Vice President and
                                                     Chief Investment Officer

                  Name                            Position(s) with GIS
                  ----                            --------------------

                  Earl C. Harry                   Treasurer

                  (c) GIS, as the principal underwriter of the Registrant's variable annuity contracts received, either directly or indirectly, the following commissions or other compensation from the Registrant during the last fiscal year:

Net Underwriting       Compensation on
 Discounts and          Redemption or       Brokerage
  Commissions           Annuitization      Commissions         Compensation
----------------       ---------------     -----------         ------------
      N/A                    N/A               N/A                  N/A

Item 30. Location of Accounts and Records

            Most of the Registrant's accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by GIAC, the depositor, at its Customer Service Office, 3900 Burgess Place, Bethlehem, Pennsylvania 18017. Documents constituting the Registrant's corporate records are also maintained by GIAC but are located at its Executive Office, 7 Hanover Square, New York, New York 10004.

Item 31. Management Services

            None.

Item 32. Undertakings

(a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts may be accepted.

(b) The Registrant hereby undertakes to include, as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information.

(c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) The Depositor, GIAC, hereby undertakes and represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GIAC.

                                   SIGNATURES


      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Guardian Separate Account A certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 1st day of May, 2003.


                                   The Guardian Separate Account A
                                   (Registrant)

                                   By: THE GUARDIAN INSURANCE & ANNUITY
                                       COMPANY, INC.
                                        (Depositor)

                                   By: /s/ Bruce C. Long
                                       --------------------------------------
                                           Bruce C. Long
                                           Executive Vice President

      As required by the Securities Act of 1933, this Registration Statement has been signed by the following directors and principal officers of The Guardian Insurance & Annuity Company, Inc. in the capacities and on the date indicated.



  s/DENNIS J. MANNING*                         Chairman, Chief Executive
---------------------------------                Officer and Director
    Dennis J. Manning
(Principal Executive Officer)



  s/FRANK J. JONES*                            Executive Vice President, Chief
---------------------------------                Investment Officer and Director
    Frank J. Jones
(Principal Financial Officer)


  s/FRANK L. PEPE                              Vice President and Controller
---------------------------------
    Frank L. Pepe
(Principal Accounting Officer)


  s/BRUCE C. LONG                              Executive Vice President
---------------------------------                and Director
    Bruce C. Long


 s/ARMAND M. de PALO*                          Director
---------------------------------
   Armand M. de Palo




                                               Director
---------------------------------
   Robert E. Broatch



 s/EDWARD K. KANE*                             Executive Vice President
---------------------------------                and Director
   Edward K. Kane


 s/JOSEPH A. CARUSO*                           Senior Vice President, Corporate
---------------------------------                Secretary and Director
   Joseph A. Caruso


  s/GARY B. LENDERINK*                         Director
---------------------------------
    Gary B. Lenderink



By s/ BRUCE C. LONG                            Date: May 1, 2003
   ------------------------------
    Bruce C. Long
   Executive Vice President
*Pursuant to a Power of Attorney

                         The Guardian Separate Account A

                                  Exhibit Index

Number            Description
------            -----------
10(a)             Consent of PricewaterhouseCoopers LLP